Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® Fund
August 31, 2022
EIF-NPRT3-1022
1.805766.118
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.9%
Diversified Telecommunication Services - 0.2%
Anterix, Inc. (a)	9,410	399,455
AST SpaceMobile, Inc. (a)(b)	27,143	326,259
ATN International, Inc.	9,505	445,309
Bandwidth, Inc. (a)	11,500	178,250
Charge Enterprises, Inc. (a)(b)	120,637	293,148
Cogent Communications Group, Inc.	25,499	1,357,822
Consolidated Communications Holdings, Inc. (a)	76,045	436,498
Cuentas, Inc. (a)(b)	6,700	5,804
EchoStar Holding Corp. Class A (a)(b)	23,662	435,617
Frontier Communications Parent, Inc. (a)	136,361	3,512,659
Iridium Communications, Inc. (a)	75,205	3,338,350
Liberty Global PLC:
Class A (a)	38,785	783,457
Class B (a)	327	6,592
Class C (a)	249,701	5,321,128
Liberty Latin America Ltd.:
Class A (a)	1,495	10,465
Class C (a)	173,120	1,206,646
Nextplat Corp. (a)	37,686	122,103
Radius Global Infrastructure, Inc. (a)	57,547	792,422
Sify Technologies Ltd. sponsored ADR (a)(b)	13,702	29,185
Telesat Corp. (a)(b)	5,704	62,174
		19,063,343
Entertainment - 1.5%
Activision Blizzard, Inc.	437,193	34,315,279
Anghami, Inc. (a)(b)	17,135	49,177
Bilibili, Inc. ADR (a)(b)	87,708	2,189,192
Blue Hat Interactive Entertainment Technology (a)	1,312	1,784
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	3,105	26,734
Cinedigm Corp. (a)(b)	80,948	43,720
CuriosityStream, Inc. Class A (a)(b)	14,288	24,290
Dolphin Entertainment, Inc. (a)(b)	1,963	8,245
DoubleDown Interactive Co. Ltd. ADR (b)	2,770	29,390
DouYu International Holdings Ltd. ADR (a)	78,060	117,090
Electronic Arts, Inc.	156,999	19,918,463
Engine Gaming & Media, Inc. (a)(b)	23,558	17,412
Gaia, Inc. Class A (a)	13,031	43,002
Genius Brands International, Inc. (a)(b)	160,281	115,402
GigaMedia Ltd. (a)(b)	1,957	2,936
Gravity Co. Ltd. ADR (a)	3,688	181,339
Grom Social Enterprises, Inc. (a)	33,010	12,907
iQIYI, Inc. ADR (a)(b)	197,902	724,321
Liquid Media Group Ltd. (a)(b)	14,232	6,262
LiveOne, Inc. (a)(b)	40,255	40,251
Lizhi, Inc. ADR (a)(b)	12,605	11,923
Lytus Technologies Holdings PTV Ltd. (a)(b)	40,712	81,424
Motorsport Games, Inc. Class A (a)(b)	5,642	3,603
NetEase, Inc. ADR	101,206	8,957,743
Netflix, Inc. (a)	250,478	55,996,862
Nexters, Inc. (a)(b)(c)	33,010	38,138
Playstudios, Inc. Class A (a)(b)	64,251	232,589
Playtika Holding Corp. (a)	230,413	2,426,249
Reading International, Inc. Class A (a)	19,966	80,663
Reservoir Media, Inc. (a)(b)	28,696	187,959
Roku, Inc. Class A (a)(b)	62,155	4,226,540
Scienjoy Holding Corp. (a)(b)	17,909	62,502
Sciplay Corp. (A Shares) (a)	19,299	235,255
Take-Two Interactive Software, Inc. (a)	90,926	11,143,891
The9 Ltd. sponsored ADR (a)(b)	8,161	9,956
Versus Systems, Inc. (a)(b)	18,105	7,369
Warner Bros Discovery, Inc. (a)	1,385,680	18,346,403
Warner Music Group Corp. Class A	77,473	2,073,952
		161,990,217
Interactive Media & Services - 9.3%
36Kr Holdings, Inc. ADR (a)	1,078	1,186
9F, Inc. ADR (a)(b)	42,546	17,452
AcuityAds Holdings, Inc. (a)(b)	23,024	49,502
Alphabet, Inc.:
Class A (a)	3,380,229	365,808,382
Class C (a)	3,547,570	387,217,266
Angi, Inc. (a)(b)	45,307	183,946
Autoweb, Inc. (a)	8,678	3,367
Baidu, Inc. sponsored ADR (a)	120,531	17,352,848
Bumble, Inc. (a)	70,582	1,768,079
BuzzFeed, Inc. (a)(b)	60,546	93,846
CarGurus, Inc. Class A (a)	54,988	1,028,276
Creatd, Inc. (a)(b)	29,499	15,404
Enthusiast Gaming Holdings, Inc. (a)(b)	110,249	156,554
EverQuote, Inc. Class A (a)	26,593	230,029
Fangdd Network Group Ltd. ADR (a)(b)	2,821	5,219
FaZe Holdings, Inc. Class A (a)(b)	77,222	1,467,218
Glory Star New Media Group Holdings Ltd. (a)	45,347	63,486
Hello Group, Inc. ADR	89,497	460,910
IAC (a)	51,243	3,293,388
Izea Worldwide, Inc. (a)(b)	31,302	26,741
JOYY, Inc. ADR (b)	31,154	944,589
Kanzhun Ltd. ADR (a)	92,563	2,174,305
Kubient, Inc. (a)(b)	6,524	8,351
Liberty TripAdvisor Holdings, Inc. (a)	115,325	138,390
Luokung Technology Corp. (a)(b)	210,130	42,824
Match Group, Inc. (a)	159,702	9,027,954
Meta Platforms, Inc. Class A (a)	1,293,220	210,704,335
Outbrain, Inc. (a)(b)	26,490	116,821
Professional Diversity Network, Inc. (a)(b)	1,922	1,422
QuinStreet, Inc. (a)	29,776	357,610
Qutoutiao, Inc. ADR (a)(b)	18,176	16,129
So-Young International, Inc. ADR (a)(b)	62,527	62,146
Society Pass, Inc. (b)	9,864	18,643
Sohu.Com Ltd. ADR (a)	24,154	430,424
Spark Networks SE ADR (a)	5,776	15,884
Super League Gaming, Inc. (a)(b)	17,381	15,471
Taboola.com Ltd. (a)	131,514	330,100
Travelzoo, Inc. (a)	6,862	40,005
TripAdvisor, Inc. (a)	69,482	1,653,672
Trivago NV ADR (a)	43,707	63,375
TrueCar, Inc. (a)	56,073	122,239
Vimeo, Inc. (a)	114,057	675,217
Vinco Ventures, Inc. (a)(b)	126,154	122,369
Weibo Corp. sponsored ADR (a)	49,991	1,034,314
Wejo Group Ltd. (a)(b)	49,881	56,366
Yandex NV Series A (a)(c)	178,045	610,666
Ziff Davis, Inc. (a)	26,561	2,052,634
Zoominfo Technologies, Inc. (a)	230,913	10,488,068
		1,020,567,422
Media - 1.9%
AdTheorent Holding Co., Inc. Class A (a)	47,329	124,949
Advantage Solutions, Inc. Class A (a)(b)	177,154	644,841
AirNet Technology, Inc. ADR (a)	5,468	6,124
AMC Networks, Inc. Class A (a)	17,563	470,513
Baosheng Media Group Holding Ltd. (a)(b)	976	1,200
Beasley Broadcast Group, Inc. Class A (a)(b)	282,190	344,272
Cardlytics, Inc. (a)	5,974	79,096
Charter Communications, Inc. Class A (a)	95,055	39,222,545
Comcast Corp. Class A	2,525,932	91,413,479
comScore, Inc. (a)(b)	21,501	46,872
Criteo SA sponsored ADR (a)	32,862	887,931
Cumulus Media, Inc. (a)	11,565	107,786
Daily Journal Corp. (a)	1,070	279,484
DISH Network Corp. Class A (a)	159,562	2,768,401
E.W. Scripps Co. Class A (a)	39,165	585,517
Fluent, Inc. (a)	46,702	74,723
Fox Corp.:
Class A	187,822	6,419,756
Class B	124,719	3,943,615
Gambling.com Group Ltd. (a)(b)	13,722	108,404
Harte-Hanks, Inc. (a)	5,634	86,200
Hemisphere Media Group, Inc. (a)	12,950	94,665
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)(b)	34,351	14,125
iHeartMedia, Inc. (a)	66,104	585,020
Insignia Systems, Inc. (a)(b)	1,817	13,082
Integral Ad Science Holding Corp. (a)	86,987	707,204
Lee Enterprises, Inc. (a)	2,469	49,133
Liberty Broadband Corp.:
Class A (a)(b)	14,735	1,485,583
Class C (a)	76,282	7,757,879
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	14,692	412,845
Liberty Braves Class C (a)	16,026	438,151
Liberty Formula One Group Series C (a)	116,773	7,436,105
Liberty Media Class A (a)	14,368	835,212
Liberty SiriusXM Series A (a)(b)	56,950	2,365,703
Liberty SiriusXM Series C (a)	129,227	5,344,829
Magnite, Inc. (a)	72,108	542,973
Marchex, Inc. Class B (a)	34,542	71,502
Mediaco Holding, Inc. (a)(b)	9,137	26,589
Mobiquity Technologies, Inc. (a)(b)	5,950	9,520
National CineMedia, Inc. (b)	42,414	52,593
News Corp.:
Class A	224,684	3,801,653
Class B	111,410	1,920,708
Nexstar Broadcasting Group, Inc. Class A	22,260	4,258,783
Nextplay Technologies, Inc. (a)(b)	71,369	19,027
Paramount Global:
Class A (b)	15,194	401,425
Class B (b)	358,109	8,376,170
Perion Network Ltd. (a)(b)	27,171	555,647
PubMatic, Inc. (a)(b)	26,297	514,632
Saga Communications, Inc. Class A	1,013	28,192
Salem Communications Corp. Class A (a)	18,198	43,675
Scholastic Corp.	19,973	916,960
Sinclair Broadcast Group, Inc. Class A (b)	29,222	645,514
Sirius XM Holdings, Inc. (b)	2,187,677	13,322,953
Stagwell, Inc. (a)(b)	74,881	507,693
Stran & Co., Inc. (a)(b)	1,570	2,889
TechTarget, Inc. (a)(b)	15,882	1,030,742
Thryv Holdings, Inc. (a)	18,106	463,151
Tremor International Ltd. ADR (a)(b)	5,026	38,499
Troika Media Group, Inc. (a)(b)	26,445	18,633
TuanChe Ltd. ADR (A Shares) (a)(b)	5,969	19,519
Urban One, Inc.:
Class A (a)	4,568	24,941
Class D (non-vtg.) (a)(b)	21,932	91,895
WiMi Hologram Cloud, Inc. ADR (a)(b)	28,988	51,019
Xcel Brands, Inc. (a)(b)	4,288	4,803
ZW Data Action Technologies, Inc. (a)(b)	12,732	8,912
		212,926,456
Wireless Telecommunication Services - 1.0%
FingerMotion, Inc. (a)(b)	1,953	1,787
Gogo, Inc. (a)	75,352	1,119,731
Millicom International Cellular SA (a)	80,948	1,147,033
NII Holdings, Inc. (a)(c)	5,182	1,347
Partner Communications Co. Ltd. ADR (a)	5,513	46,144
Shenandoah Telecommunications Co.	28,888	643,914
Spok Holdings, Inc.	20,912	150,566
SurgePays, Inc. (a)(b)	26,205	110,323
T-Mobile U.S., Inc. (a)	710,231	102,244,855
uCloudlink Group, Inc. ADR (a)(b)	12,409	7,197
VEON Ltd. sponsored ADR (a)	970,358	426,958
Vodafone Group PLC sponsored ADR	231,382	3,105,146
		109,005,001
TOTAL COMMUNICATION SERVICES		1,523,552,439
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.2%
China Automotive Systems, Inc. (a)(b)	19,314	80,733
Dorman Products, Inc. (a)	17,959	1,627,983
Foresight Autonomous Holdings Ltd. ADR (a)	2,169	1,453
Fox Factory Holding Corp. (a)	23,255	2,167,599
Garrett Motion, Inc. (a)(b)	46,318	319,131
Gentex Corp.	129,732	3,540,386
Gentherm, Inc. (a)	18,245	1,092,876
Kandi Technologies Group, Inc. (a)(b)	39,238	85,931
Luminar Technologies, Inc. (a)(b)	141,016	1,215,558
Motorcar Parts of America, Inc. (a)	12,691	188,588
Patrick Industries, Inc.	13,038	690,623
REE Automotive Ltd. (a)(b)	118,453	133,852
Solid Power, Inc. (a)(b)	104,800	689,584
Strattec Security Corp. (a)	1,858	50,723
Sypris Solutions, Inc. (a)	6,622	12,714
The Goodyear Tire & Rubber Co. (a)	155,651	2,183,784
Visteon Corp. (a)	15,401	1,845,502
XPEL, Inc. (a)(b)	15,108	1,035,351
		16,962,371
Automobiles - 4.9%
Arcimoto, Inc. (a)(b)	23,185	50,775
Arrival SA (a)(b)	99,565	109,522
AYRO, Inc. (a)(b)	18,733	16,684
Canoo, Inc. (a)(b)	186,868	596,109
Cenntro Electric Group Ltd. (a)(b)	107,014	141,258
ElectraMeccanica Vehicles Corp. (a)(b)	157,533	241,025
Faraday Future Intelligent Electric, Inc. (a)(b)	158,899	177,967
Gogoro, Inc. (a)(b)	113,829	546,379
Li Auto, Inc. ADR (a)	237,888	6,844,038
Lordstown Motors Corp. Class A (a)(b)	112,427	240,594
Lucid Group, Inc. Class A (a)(b)	936,477	14,365,557
Mullen Automotive, Inc. (a)(b)	385,607	257,200
Niu Technologies ADR (a)	31,980	192,200
Phoenix Motor, Inc. (b)	8,319	21,546
Polestar Automotive Holding UK PLC (a)(b)	1,249,407	9,770,363
Rivian Automotive, Inc.	504,661	16,507,461
Sono Group NV (b)	38,128	110,952
Tesla, Inc. (a)	1,752,054	482,883,603
Volcon, Inc. (b)	14,272	43,387
Workhorse Group, Inc. (a)(b)	81,106	253,862
		533,370,482
Distributors - 0.1%
Educational Development Corp.	7,081	22,447
Funko, Inc. (a)	24,268	540,448
Kaival Brands Innovations Group, Inc. (a)(b)	31,106	40,438
LKQ Corp.	154,891	8,243,299
Pool Corp.	22,246	7,545,621
Weyco Group, Inc. (b)	6,799	174,054
		16,566,307
Diversified Consumer Services - 0.1%
17 Education & Technology Group, Inc. ADR (a)(b)	24,088	45,767
2U, Inc. (a)	41,387	294,675
Afya Ltd. (a)	26,135	340,278
American Public Education, Inc. (a)	10,578	109,271
Amesite, Inc. (a)(b)	22,120	8,848
Arco Platform Ltd. Class A (a)(b)	19,009	256,812
Aspen Group, Inc. (a)	21,449	17,202
ATA Creativity Global ADR (a)	4,528	11,229
China Liberal Education Holdings Ltd. (a)(b)	48,266	31,518
Duolingo, Inc. (a)(b)	17,400	1,635,948
E-Home Household Service Holdings Ltd. (a)(b)	18,833	3,880
EpicQuest Education Group International Ltd. (a)	1,797	3,217
European Wax Center, Inc. (b)	23,118	500,042
Frontdoor, Inc. (a)	47,662	1,119,104
Golden Sun Education Group Ltd. (b)	11,778	398,332
Grand Canyon Education, Inc. (a)	18,944	1,541,663
Hailiang Education Group, Inc. ADR (a)	2,666	37,831
Laureate Education, Inc. Class A	102,949	1,134,498
Lincoln Educational Services Corp. (a)	24,123	156,800
Meten EdtechX Education Group Ltd. (a)(b)	7,857	4,596
NaaS Technology, Inc. ADR (a)(b)	17,939	104,046
OneSpaWorld Holdings Ltd. (a)(b)	45,861	404,035
Perdoceo Education Corp. (a)	46,741	541,261
Rover Group, Inc. Class A (a)(b)	107,567	409,830
Skillful Craftsman Education Technology Ltd. (a)(b)	6,452	5,871
Strategic Education, Inc. (b)	14,254	922,234
Tarena International, Inc. ADR (a)(b)	8,570	66,589
Udemy, Inc.	81,254	1,207,434
Vasta Platform Ltd. (a)	9,735	48,675
Visionary Education Technology Holdings Group, Inc.	22,075	28,035
Vitru Ltd. (a)(b)	13,532	243,576
Wag! Group Co. (a)(b)	8,539	36,376
Wah Fu Education Group Ltd. (a)(b)	9,305	25,589
WW International, Inc. (a)	47,872	249,892
Xpresspa Group, Inc. (a)(b)	121,824	126,697
Zhongchao, Inc. (a)(b)	5,917	6,686
Zovio, Inc. (a)(b)	7,483	1,961
		12,080,298
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	213,695	24,173,178
Allied Esports Entertainment, Inc. (a)(b)	17,647	26,471
BBQ Holdings, Inc. (a)	6,036	103,759
BJ's Restaurants, Inc. (a)	13,822	346,656
Bloomin' Brands, Inc.	47,883	968,194
Booking Holdings, Inc. (a)	23,053	43,243,048
Bragg Gaming Group, Inc. (a)(b)	6,633	30,578
BurgerFi International, Inc. (a)(b)	9,417	28,345
Caesars Entertainment, Inc. (a)	117,845	5,081,476
Carrols Restaurant Group, Inc.	24,770	54,494
Century Casinos, Inc. (a)	16,194	119,350
Churchill Downs, Inc.	21,349	4,207,674
Chuy's Holdings, Inc. (a)	9,648	215,440
Codere Online Luxembourg SA (a)(b)	3,157	8,840
Cracker Barrel Old Country Store, Inc. (b)	13,041	1,407,646
Dave & Buster's Entertainment, Inc. (a)	26,022	1,075,749
Denny's Corp. (a)	38,087	359,922
Draftkings Holdings, Inc. (a)(b)	246,286	3,955,353
Ebet, Inc. (a)(b)	9,638	17,927
El Pollo Loco Holdings, Inc. (a)	18,467	167,126
Elys Game Technology Corp. (a)(b)	11,486	6,400
Esports Entertainment Group, Inc. (a)(b)	10,135	4,860
Expedia, Inc. (a)	84,907	8,715,704
FAT Brands, Inc.:
Class A (b)	3,129	26,503
Class B	53,810	442,856
Fiesta Restaurant Group, Inc. (a)	12,322	82,188
First Watch Restaurant Group, Inc. (b)	32,731	548,899
Full House Resorts, Inc. (a)	16,206	109,228
Golden Entertainment, Inc. (a)	16,184	619,200
Good Times Restaurants, Inc. (a)(b)	9,092	26,730
H World Group Ltd. ADR	90,804	3,416,955
Hall of Fame Resort & Entertainment Co. (a)(b)	57,261	45,620
Inspirato, Inc. (a)	67,948	189,575
Inspired Entertainment, Inc. (a)	15,862	166,075
Jack in the Box, Inc. (b)	11,357	906,970
Krispy Kreme, Inc. (b)	90,430	1,062,553
Kura Sushi U.S.A., Inc. Class A (a)	4,711	352,194
Light & Wonder, Inc. Class A (a)	53,198	2,618,938
Lindblad Expeditions Holdings (a)	29,723	229,759
Lottery.Com, Inc. (a)(b)	18,815	6,700
MakeMyTrip Ltd. (a)	37,977	1,266,533
Marriott International, Inc. Class A	183,151	28,157,635
Melco Crown Entertainment Ltd. sponsored ADR (a)	99,315	572,054
Monarch Casino & Resort, Inc. (a)	10,263	619,783
Mondee Holdings, Inc. (a)(b)	44,977	570,758
Muscle Maker, Inc. (a)(b)	84,646	35,975
Nathan's Famous, Inc. (b)	3,678	239,070
NeoGames SA (a)	14,676	234,669
Noodles & Co. (a)	27,889	132,473
Papa John's International, Inc.	19,976	1,614,660
Penn Entertainment, Inc. (a)	84,920	2,652,052
Playa Hotels & Resorts NV (a)	89,710	588,498
Portillo's, Inc.	18,790	413,756
Potbelly Corp. (a)(b)	12,369	67,287
Rave Restaurant Group, Inc. (a)(b)	5,714	6,800
RCI Hospitality Holdings, Inc.	5,507	359,111
Red Robin Gourmet Burgers, Inc. (a)(b)	10,497	77,993
Red Rock Resorts, Inc.	34,811	1,330,476
Ruth's Hospitality Group, Inc.	22,375	407,673
SharpLink Gaming Ltd. (a)(b)	20,794	23,289
Sonder Holdings, Inc. (a)(b)	109,861	204,341
Sportradar Holding AG (b)	115,671	1,272,381
Starbucks Corp.	649,149	54,573,956
Target Hospitality Corp. (a)(b)	58,530	777,864
Texas Roadhouse, Inc. Class A	38,296	3,399,153
The Cheesecake Factory, Inc. (b)	27,723	848,878
The ONE Group Hospitality, Inc. (a)	15,859	113,233
Trip.com Group Ltd. ADR (a)	280,446	7,213,071
Tuniu Corp. Class A sponsored ADR (a)	16,132	13,117
Vacasa, Inc. Class A (a)(b)	115,814	463,256
Wendy's Co.	113,229	2,171,732
Wingstop, Inc. (b)	16,489	1,877,438
Wynn Resorts Ltd. (a)	64,739	3,922,536
Yatra Online, Inc. (a)(b)	14,712	40,752
		221,431,386
Household Durables - 0.1%
Aterian, Inc. (a)(b)	35,345	80,587
Bassett Furniture Industries, Inc. (b)	4,416	84,169
Cavco Industries, Inc. (a)	5,108	1,195,323
Cricut, Inc. (a)(b)	23,394	145,979
Dixie Group, Inc. (a)	9,905	11,193
Dream Finders Homes, Inc. (a)(b)	17,179	212,161
Flexsteel Industries, Inc.	3,070	53,694
GoPro, Inc. Class A (a)	68,957	419,948
Helen of Troy Ltd. (a)	13,115	1,621,407
Hooker Furnishings Corp.	6,220	98,711
iRobot Corp. (a)(b)	15,616	919,470
Koss Corp. (a)(b)	4,327	33,880
Landsea Homes Corp. (a)	25,172	168,652
Legacy Housing Corp. (a)	13,484	230,442
LGI Homes, Inc. (a)(b)	13,814	1,311,087
Lifetime Brands, Inc.	13,509	120,500
Live Ventures, Inc. (a)(b)	1,095	27,572
Lovesac (a)(b)	8,426	259,942
Nephros, Inc. (a)(b)	3,085	4,381
Newell Brands, Inc.	230,165	4,108,445
Nova LifeStyle, Inc. (a)	6,916	5,256
Purple Innovation, Inc. (a)(b)	37,566	107,439
Singing Machine Co., Inc. (b)	2,438	20,333
Snap One Holdings Corp. (a)(b)	40,295	450,901
Sonos, Inc. (a)(b)	69,375	1,043,400
Universal Electronics, Inc. (a)	7,603	169,015
Viomi Technology Co. Ltd. ADR Class A (a)(b)	21,467	27,907
VOXX International Corp. (a)(b)	13,480	129,947
Vuzix Corp. (a)(b)	34,442	258,659
ZAGG, Inc. rights (a)(c)	14,972	1,347
		13,321,747
Internet & Direct Marketing Retail - 7.5%
1-800-FLOWERS.com, Inc. Class A (a)	24,871	215,880
1stDibs.com, Inc. (a)	17,092	115,713
Amazon.com, Inc. (a)	5,741,155	727,806,219
Baozun, Inc. sponsored ADR (a)	45,983	390,856
Betterware de Mexico SAPI de CV (b)	23,570	192,096
CarParts.com, Inc. (a)(b)	33,968	220,113
ContextLogic, Inc. (a)(b)	374,122	486,359
D-MARKET Electronic Services & Trading ADR (a)(b)	42,209	42,631
Dada Nexus Ltd. ADR (a)	58,316	377,305
Digital Brands Group, Inc. (a)(b)	14,500	1,976
Duluth Holdings, Inc. (a)(b)	20,657	183,228
eBay, Inc.	318,583	14,059,068
ECMOHO Ltd. ADR (a)(b)	25,665	3,752
Etsy, Inc. (a)	72,851	7,693,794
Future FinTech Group, Inc. (a)(b)	46,446	20,613
Global-e Online Ltd. (a)(b)	88,559	2,797,579
Groupon, Inc. (a)(b)	20,974	207,852
Hour Loop, Inc. (b)	19,584	83,232
iMedia Brands, Inc. (a)(b)	4,159	4,180
iPower, Inc. (a)(b)	20,826	21,659
JD.com, Inc. sponsored ADR	284,350	18,053,382
Jowell Global Ltd. (a)(b)	14,581	20,268
Kidpik Corp. (b)	2,938	6,170
Lands' End, Inc. (a)(b)	21,391	295,624
Liquidity Services, Inc. (a)	22,490	393,350
Lulu's Fashion Lounge Holdings, Inc. (b)	23,329	148,839
Lyft, Inc. (a)	170,194	2,506,958
Meiwu Technology Co. Ltd. (a)(b)	41,954	28,898
MercadoLibre, Inc. (a)	28,468	24,350,388
Molecular Data, Inc. ADR (a)(b)	22,220	9,110
Moxian (BVI), Inc. (a)(b)	15,637	20,406
Newegg Commerce, Inc. (a)(b)	144,106	531,751
Oriental Culture Holding Ltd. (a)(b)	19,230	33,653
Overstock.com, Inc. (a)(b)	23,881	623,294
Ozon Holdings PLC ADR (a)(b)(c)	50,413	105,900
PetMed Express, Inc. (b)	10,954	225,324
Pinduoduo, Inc. ADR (a)	248,598	17,725,037
Porch Group, Inc. Class A (a)(b)	22,951	49,345
Poshmark, Inc. (a)	32,903	356,010
Qurate Retail, Inc. (b)	71,062	787,367
Qurate Retail, Inc. Series A	11,873	36,806
Remark Holdings, Inc. (a)(b)	77,933	31,025
Rent the Runway, Inc. Class A (b)	34,353	152,871
RumbleON, Inc. Class B (a)	7,222	157,801
Secoo Holding Ltd. ADR (a)(b)	26,327	7,609
Stitch Fix, Inc. (a)(b)	21,522	108,040
Trxade Health, Inc. (a)(b)	15,392	17,547
Uxin Ltd. ADR (a)(b)	172,156	128,411
Vivid Seats, Inc. Class A (b)	51,717	418,391
Waitr Holdings, Inc. (a)	145,489	37,493
Xometry, Inc. (a)(b)	26,019	1,275,191
Yunji, Inc. ADR (a)	20,622	16,910
		823,583,274
Leisure Products - 0.1%
American Outdoor Brands, Inc. (a)(b)	7,566	64,992
AMMO, Inc. (a)(b)	66,715	254,184
BRP, Inc. (b)	19,963	1,379,643
Clarus Corp.	18,975	287,851
Escalade, Inc. (b)	7,721	90,413
Hasbro, Inc.	76,308	6,014,597
JAKKS Pacific, Inc. (a)	7,383	165,379
Johnson Outdoors, Inc. Class A	5,547	339,144
Latham Group, Inc. (a)	66,170	377,831
Malibu Boats, Inc. Class A (a)	11,640	698,749
MasterCraft Boat Holdings, Inc. (a)	12,347	297,439
Mattel, Inc. (a)	196,136	4,338,528
Peloton Interactive, Inc. Class A (a)(b)	181,973	1,854,305
Smith & Wesson Brands, Inc. (b)	28,528	379,422
Vision Marine Technologies, Inc. (a)(b)	5,949	38,252
		16,580,729
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	125,719	17,057,554
Franchise Group, Inc.	22,084	748,427
Ollie's Bargain Outlet Holdings, Inc. (a)	35,458	1,961,182
Tuesday Morning Corp. (a)(b)	14,694	5,312
		19,772,475
Specialty Retail - 0.8%
Academy Sports & Outdoors, Inc. (b)	46,966	2,023,295
America's Car Mart, Inc. (a)(b)	3,745	301,884
Arhaus, Inc. (b)	40,242	344,472
Arko Corp. (b)	75,986	724,147
Bed Bath & Beyond, Inc. (a)(b)	51,533	491,109
Big 5 Sporting Goods Corp. (b)	11,818	144,652
Brilliant Earth Group, Inc. Class A	5,550	41,070
CarLotz, Inc. Class A (a)(b)	309,093	123,637
Citi Trends, Inc. (a)(b)	5,929	119,766
Conn's, Inc. (a)(b)	16,366	157,277
DavidsTea, Inc. (a)	8,243	10,551
Destination XL Group, Inc. (a)	32,101	176,877
EVgo, Inc. Class A (a)(b)	38,018	360,791
Five Below, Inc. (a)	30,513	3,902,002
GrowGeneration Corp. (a)(b)	26,187	124,388
Hibbett, Inc. (b)	7,367	431,706
JOANN, Inc. (b)	23,229	164,926
Kaixin Auto Holdings (a)(b)	90,645	67,086
Kirkland's, Inc. (a)(b)	7,395	30,172
Lazydays Holdings, Inc. (a)(b)	6,139	101,048
Leslie's, Inc. (a)(b)	104,964	1,488,390
Monro, Inc. (b)	17,865	827,328
National Vision Holdings, Inc. (a)(b)	45,468	1,510,902
O'Reilly Automotive, Inc. (a)	36,782	25,641,468
OneWater Marine, Inc. Class A (a)	7,834	312,185
Petco Health & Wellness Co., Inc. (a)(b)	125,762	1,876,369
Rent-A-Center, Inc.	35,017	904,839
Ross Stores, Inc.	195,947	16,904,348
Shoe Carnival, Inc. (b)	16,794	399,529
Sleep Number Corp. (a)(b)	14,174	587,229
Smart Share Global Ltd. ADR (a)(b)	5,917	5,667
Sportsman's Warehouse Holdings, Inc. (a)	25,040	199,318
The Children's Place, Inc. (a)	8,107	341,953
The ODP Corp. (a)	27,379	978,799
Tile Shop Holdings, Inc.	26,904	105,464
Tractor Supply Co.	62,207	11,517,626
TravelCenters of America LLC (a)	8,015	433,451
Ulta Beauty, Inc. (a)	28,743	12,068,323
Urban Outfitters, Inc. (a)(b)	54,234	1,091,730
Winmark Corp.	2,110	435,441
Zumiez, Inc. (a)(b)	11,506	298,696
		87,769,911
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. Class A (b)	63,731	261,934
Charles & Colvard Ltd. (a)	22,010	27,953
Columbia Sportswear Co.	35,827	2,552,315
Crocs, Inc. (a)	37,045	2,730,217
Crown Crafts, Inc.	9,628	58,731
Dogness (International) Corp. (a)	20,518	28,110
Ever-Glory International Group, Inc. (a)	13,112	15,079
Fossil Group, Inc. (a)	29,540	124,954
G-III Apparel Group Ltd. (a)	27,453	578,435
Lakeland Industries, Inc. (a)	4,176	56,376
lululemon athletica, Inc. (a)	68,679	20,600,953
PLBY Group, Inc. (a)(b)	24,061	108,275
Rocky Brands, Inc.	4,879	127,488
Steven Madden Ltd.	45,830	1,334,111
Superior Group of Companies, Inc.	9,905	110,045
Toughbuilt Industries, Inc. (a)	2,250	6,615
Vera Bradley, Inc. (a)	17,686	70,037
		28,791,628
TOTAL CONSUMER DISCRETIONARY		1,790,230,608
CONSUMER STAPLES - 4.4%
Beverages - 2.0%
Alkaline Water Co., Inc. (a)(b)	46,022	25,423
Celsius Holdings, Inc. (a)(b)	44,020	4,555,630
Coca-Cola Bottling Co. Consolidated	4,832	2,291,963
Coca-Cola European Partners PLC	263,888	12,975,373
Eastside Distilling, Inc. (a)(b)	6,163	2,897
Keurig Dr. Pepper, Inc.	791,586	30,175,258
MGP Ingredients, Inc. (b)	12,465	1,364,419
Monster Beverage Corp. (a)	296,774	26,362,434
National Beverage Corp. (b)	53,052	2,942,264
PepsiCo, Inc.	783,116	134,907,393
The Vita Coco Co., Inc.	31,559	473,069
Vintage Wine Estates, Inc. (a)(b)	37,368	220,845
Willamette Valley Vineyards, Inc. (a)	1,065	6,869
		216,303,837
Food & Staples Retailing - 1.4%
111, Inc. ADR (a)(b)	33,100	96,983
Andersons, Inc.	20,649	764,632
Bit Brother Ltd. (a)(b)	15,078	2,719
Casey's General Stores, Inc.	20,433	4,367,962
Chefs' Warehouse Holdings (a)	21,604	720,277
China Jo-Jo Drugstores Holdings, Inc. (a)(b)	3,930	10,454
Costco Wholesale Corp.	250,634	130,856,011
G Willi-Food International Ltd. (b)	5,646	93,385
Grocery Outlet Holding Corp. (a)	54,795	2,198,375
HF Foods Group, Inc. (a)	38,952	198,266
Ingles Markets, Inc. Class A	8,837	773,503
MedAvail Holdings, Inc. (a)(b)	18,459	21,412
Missfresh Ltd. ADR (a)(b)	18,779	2,253
PriceSmart, Inc.	18,216	1,152,526
SpartanNash Co.	22,023	670,160
Sprouts Farmers Market LLC (a)	62,788	1,814,573
Village Super Market, Inc. Class A (b)	6,605	145,178
Walgreens Boots Alliance, Inc.	481,862	16,894,082
		160,782,751
Food Products - 0.9%
AgriFORCE Growing Systems Ltd. (a)	17,646	33,174
Alico, Inc.	5,485	186,216
AppHarvest, Inc. (a)(b)	53,353	153,657
Arcadia Biosciences, Inc. (a)(b)	3,696	3,225
Barfresh Food Group, Inc. (a)(b)	3,883	13,513
Beyond Meat, Inc. (a)(b)	34,026	830,234
Bit Origin Ltd. (a)(b)	30,160	11,642
Bridgford Foods Corp. (a)(b)	3,580	51,552
Cal-Maine Foods, Inc.	24,897	1,334,728
Calavo Growers, Inc. (b)	11,772	494,895
Cresud S.A.C.I.F. y A. sponsored ADR (a)(b)	30,565	191,031
Farmer Brothers Co. (a)	13,797	77,401
Farmmi, Inc. (a)(b)	4,169	3,895
Forafric Global PLC (a)(b)	11,364	121,027
Freshpet, Inc. (a)(b)	25,439	1,107,360
Hostess Brands, Inc. Class A (a)	69,302	1,606,420
J&J Snack Foods Corp.	11,277	1,680,611
John B. Sanfilippo & Son, Inc.	5,270	425,447
Kalera PLC Class A (a)(b)	5,152	10,149
Lancaster Colony Corp.	16,021	2,700,340
Landec Corp. (a)	22,245	233,573
Lifeway Foods, Inc. (a)	9,131	57,069
Limoneira Co. (b)	11,551	141,615
MamaMancini's Holdings, Inc. (a)	12,805	19,592
Mission Produce, Inc. (a)	38,524	620,236
Mondelez International, Inc.	772,625	47,794,583
Nuzee, Inc. (a)(b)	504,772	369,897
Oatly Group AB ADR (a)(b)	142,119	459,044
Origin Agritech Ltd. (a)(b)	9,462	92,349
Pilgrim's Pride Corp. (a)	134,622	3,832,688
Pingtan Marine Enterprise Ltd. (a)(b)	62,069	50,897
RiceBran Technologies (a)(b)	2,042	4,717
Rocky Mountain Chocolate Factory, Inc. (a)	1,651	10,996
S&W Seed Co. (a)(b)	18,677	23,907
Seneca Foods Corp. Class A (a)	5,752	303,878
Sovos Brands, Inc.	55,871	853,150
Steakholder Foods Ltd. ADR (a)(b)	3,942	11,708
Stryve Foods, Inc. (a)(b)	15,166	9,862
SunOpta, Inc. (a)	67,717	672,430
Tattooed Chef, Inc. (a)(b)	50,860	338,728
TDH Holdings, Inc. (a)(b)	1,828	7,732
The Hain Celestial Group, Inc. (a)	48,663	985,912
The Kraft Heinz Co.	685,528	25,638,747
The Simply Good Foods Co. (a)	54,832	1,675,118
The Very Good Food Co., Inc. (a)(b)	42,576	6,782
Village Farms International, Inc. (a)	7,952	21,073
Vital Farms, Inc. (a)(b)	21,819	282,556
Westrock Coffee Holdings (a)(b)	4,715	51,818
Whole Earth Brands, Inc. Class A (a)	19,675	100,539
		95,707,713
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	36,603	1,382,129
Reynolds Consumer Products, Inc. (b)	120,924	3,377,407
WD-40 Co. (b)	7,823	1,479,799
		6,239,335
Personal Products - 0.1%
DSwiss, Inc. (a)(c)(d)	7,648	0
Flora Growth Corp. (a)(b)	20,412	18,171
Guardion Health Sciences, Inc. (a)(b)	26,340	3,972
Happiness Development Group Lt (a)	6,115	1,223
Inter Parfums, Inc.	18,677	1,466,518
Jupiter Wellness, Inc. (a)(b)	21,368	17,956
Lifemd, Inc. (a)	11,075	28,463
LifeVantage Corp.	9,383	37,344
Mannatech, Inc.	1,514	35,382
Natural Alternatives International, Inc. (a)	4,379	50,840
Natural Health Trends Corp. (b)	3,553	18,724
Nature's Sunshine Products, Inc. (a)	13,052	126,604
Neptune Technologies & Bioressources, Inc. (a)(b)	898	1,922
Newage, Inc. (a)(b)	69,635	16,016
Olaplex Holdings, Inc. (b)	365,095	4,863,065
Shineco, Inc. (a)(b)	3,572	2,982
The Beauty Health Co. (a)(b)	82,111	952,488
The Honest Co., Inc. (a)(b)	45,448	164,067
Thorne HealthTech, Inc. (b)	13,379	62,614
United-Guardian, Inc. (b)	2,521	39,832
Upexi, Inc. (a)(b)	8,773	35,969
Veru, Inc. (a)(b)	45,307	693,197
Zivo Bioscience, Inc. (a)(b)	3,401	12,754
		8,650,103
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	102,993	138,011
TOTAL CONSUMER STAPLES		487,821,750
ENERGY - 0.8%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	553,348	13,977,570
Championx Corp.	111,772	2,437,747
CSI Compressco LP	68,170	85,894
DMC Global, Inc. (a)	9,930	221,638
ENGlobal Corp. (a)(b)	35,026	57,443
Geospace Technologies Corp. (a)(b)	17,265	85,807
Gulf Island Fabrication, Inc. (a)	18,749	76,308
KLX Energy Services Holdings, Inc. (a)(b)	16,569	125,924
Mammoth Energy Services, Inc. (a)	29,614	122,602
MIND Technology, Inc. (a)	28,716	21,853
NCS Multistage Holdings, Inc. (a)	2,198	61,544
Patterson-UTI Energy, Inc.	133,483	1,988,897
Profire Energy, Inc. (a)	47,414	52,155
ProFrac Holding Corp. (b)	24,266	477,798
Recon Technology Ltd. (a)(b)	15,122	10,399
Smart Sand, Inc. (a)	22,511	40,520
U.S. Well Services, Inc. (a)(b)	11,083	71,264
Weatherford International PLC (a)	38,962	1,096,391
		21,011,754
Oil, Gas & Consumable Fuels - 0.6%
Aemetis, Inc. (a)(b)	18,211	166,084
Alliance Resource Partners LP	70,985	1,869,745
Alto Ingredients, Inc. (a)(b)	38,730	167,314
American Resources Corp. (a)(b)	86,855	288,359
Amplify Energy Corp. warrants 5/4/22 (a)(c)	717	0
APA Corp.	184,096	7,199,995
Berry Corp.	49,459	452,550
Brooge Energy Ltd. (a)(b)	37,918	307,515
Calumet Specialty Products Partners LP (a)	49,250	853,010
Centennial Resource Development, Inc. Class A (a)	165,365	1,360,954
Chesapeake Energy Corp. (b)	70,330	7,067,462
Chord Energy Corp.	35,230	4,986,807
Clean Energy Fuels Corp. (a)(b)	121,128	813,980
Diamondback Energy, Inc.	101,111	13,476,074
Dorchester Minerals LP	21,696	622,024
Ecoark Holdings, Inc. (a)(b)	13,299	24,869
Epsilon Energy Ltd.	6,275	45,180
EzFill Holdings, Inc. (b)	28,590	23,009
Gevo, Inc. (a)(b)	109,249	341,949
Golar LNG Ltd. (a)	59,599	1,625,265
Green Plains Partners LP	18,721	249,925
Green Plains, Inc. (a)	31,051	1,137,398
Hallador Energy Co. (a)(b)	23,353	152,262
HighPeak Energy, Inc. (b)	62,566	1,584,171
Imperial Petroleum, Inc. (a)(b)	89,993	33,072
Kinetik Holdings, Inc. (b)	20,902	770,657
Lightbridge Corp. (a)(b)	12,328	73,105
Marine Petroleum Trust	339	2,854
Martin Midstream Partners LP	33,068	140,539
National Energy Services Reunited Corp. (a)	66,335	465,672
New Fortress Energy, Inc.	119,039	6,826,887
Nextdecade Corp. (a)(b)	173,416	1,278,076
PAL Fuels, Inc. (a)(b)	17,077	168,379
PDC Energy, Inc.	53,220	3,614,170
Plains All American Pipeline LP	394,723	4,637,995
Plains GP Holdings LP Class A	107,827	1,291,767
PrimeEnergy Corp. (a)	938	88,134
Ranger Oil Corp.	12,018	468,582
Stabilis Solutions, Inc. (a)	5,194	24,983
StealthGas, Inc. (a)	39,172	125,742
Top Ships, Inc. (a)(b)	40,167	12,038
TORM PLC (b)	45,179	885,508
TransGlobe Energy Corp.	45,772	151,048
U.S. Energy Corp.	15,098	52,390
Uranium Royalty Corp. (a)(b)	42,856	136,711
Vertex Energy, Inc. (a)(b)	41,719	354,612
Viper Energy Partners LP	40,566	1,238,074
		67,656,896
TOTAL ENERGY		88,668,650
FINANCIALS - 4.8%
Banks - 1.8%
1st Source Corp.	12,820	604,976
ACNB Corp.	4,529	161,051
Allegiance Bancshares, Inc.	13,633	577,494
Amalgamated Financial Corp.	18,900	425,250
Amerant Bancorp, Inc. Class A	21,076	551,980
American National Bankshares, Inc.	6,531	215,066
Ameris Bancorp	46,800	2,184,624
Ames National Corp. (b)	6,067	132,625
Arrow Financial Corp.	10,017	321,646
Atlantic Union Bankshares Corp.	43,652	1,416,507
Auburn National Bancorp., Inc.	551	15,059
BancFirst Corp. (b)	18,889	2,037,368
Bancorp, Inc., Delaware (a)	35,449	840,850
Bank First National Corp. (b)	3,739	303,869
Bank of Marin Bancorp	11,894	367,525
Bank OZK	64,274	2,605,025
Bank7 Corp.	3,616	86,097
BankFinancial Corp.	14,628	145,549
Bankwell Financial Group, Inc.	4,285	135,063
Banner Corp.	18,237	1,108,080
BayCom Corp. (b)	3,947	73,454
BCB Bancorp, Inc.	9,394	169,092
BOK Financial Corp. (b)	38,544	3,425,405
Brookline Bancorp, Inc., Delaware (b)	42,470	529,601
Business First Bancshares, Inc. (b)	8,715	205,587
C & F Financial Corp.	2,765	134,794
California Bancorp, Inc. (a)(b)	2,203	44,280
Cambridge Bancorp	2,788	229,257
Camden National Corp.	8,189	370,388
Capital Bancorp, Inc. (b)	5,877	145,573
Capital City Bank Group, Inc.	16,718	533,806
Capstar Financial Holdings, Inc.	13,933	280,750
Carter Bankshares, Inc. (a)	17,756	292,441
Cathay General Bancorp	43,472	1,823,216
CB Financial Services, Inc.	591	12,884
CBTX, Inc.	13,467	401,317
Central Valley Community Bancorp	8,707	154,985
Chemung Financial Corp.	4,490	202,364
ChoiceOne Financial Services, Inc.	2,947	63,906
Citizens & Northern Corp. (b)	4,121	98,904
Citizens Community Bancorp, Inc.	6,202	78,765
Citizens Holding Co.	2,179	38,133
City Holding Co.	8,728	741,967
Civista Bancshares, Inc.	12,037	254,583
CleanTech Acquisition Corp. (a)	6,031	63,326
CNB Financial Corp., Pennsylvania	11,686	307,576
Coastal Financial Corp. of Washington (a)	7,239	291,008
Codorus Valley Bancorp, Inc.	7,465	149,375
Colony Bankcorp, Inc.	7,282	102,822
Columbia Banking Systems, Inc.	46,065	1,379,647
Commerce Bancshares, Inc.	69,107	4,752,488
Community Financial Corp.	4,047	153,017
Community Trust Bancorp, Inc.	8,039	339,648
ConnectOne Bancorp, Inc.	23,646	591,859
CrossFirst Bankshares, Inc. (a)	29,438	387,993
CVB Financial Corp.	76,652	2,011,348
DILA Capital Acquisition Corp. Class A (a)	4,041	39,925
Dime Community Bancshares, Inc.	22,773	711,884
Eagle Bancorp Montana, Inc.	2,880	55,584
Eagle Bancorp, Inc.	17,724	860,146
East West Bancorp, Inc.	79,134	5,711,101
Eastern Bankshares, Inc.	100,469	1,949,099
Enterprise Bancorp, Inc.	7,478	240,642
Enterprise Financial Services Corp.	22,406	1,024,402
Equity Bancshares, Inc. (b)	9,183	286,785
Esquire Financial Holdings, Inc.	4,195	156,809
Farmers & Merchants Bancorp, Inc. (b)	8,160	233,050
Farmers National Banc Corp.	18,770	268,223
Fidelity D & D Bancorp, Inc. (b)	2,330	93,200
Fifth Third Bancorp	396,097	13,526,713
Financial Institutions, Inc.	9,689	252,205
First Bancorp, North Carolina	21,088	767,814
First Bancshares, Inc.	9,721	290,658
First Bank Hamilton New Jersey (b)	14,532	217,835
First Busey Corp.	27,899	641,677
First Business Finance Services, Inc.	4,740	157,747
First Capital, Inc.	2,233	59,398
First Citizens Bancshares, Inc.	8,398	6,818,840
First Community Bankshares, Inc.	10,669	336,394
First Community Corp.	3,875	69,750
First Financial Bancorp, Ohio	55,952	1,207,444
First Financial Bankshares, Inc.	80,098	3,404,966
First Financial Corp., Indiana	8,773	407,945
First Financial Northwest, Inc.	9,975	150,224
First Foundation, Inc.	30,319	574,848
First Guaranty Bancshares, Inc. (b)	8,053	179,421
First Hawaiian, Inc.	72,880	1,873,745
First Internet Bancorp	8,345	306,011
First Interstate Bancsystem, Inc.	64,950	2,614,887
First Merchants Corp.	31,340	1,247,959
First Mid-Illinois Bancshares, Inc.	11,244	397,475
First Northwest Bancorp	7,546	120,736
First of Long Island Corp.	15,039	276,868
First Savings Financial Group, Inc.	2,781	63,462
First U.S. Bancshares, Inc.	3,641	34,407
First Western Financial, Inc. (a)	3,616	95,932
Five Star Bancorp	9,325	237,135
Flushing Financial Corp.	19,436	401,353
FNCB Bancorp, Inc.	3,698	29,251
Franklin Financial Services Corp.	854	27,311
Fulton Financial Corp.	96,952	1,573,531
FVCBankcorp, Inc. (a)(b)	5,834	112,363
German American Bancorp, Inc. (b)	16,332	613,430
Great Southern Bancorp, Inc.	7,786	457,661
Grupo Financiero Galicia SA sponsored ADR (b)	29,288	237,526
Guaranty Bancshares, Inc. Texas	8,980	311,157
Hancock Whitney Corp.	50,242	2,423,172
Hanmi Financial Corp.	18,233	450,720
HarborOne Bancorp, Inc.	36,797	501,911
Hawthorn Bancshares, Inc. (b)	2,866	68,526
HBT Financial, Inc.	16,600	300,128
Heartland Financial U.S.A., Inc.	29,421	1,314,236
Heritage Commerce Corp. (b)	41,991	474,078
Heritage Financial Corp., Washington	21,942	570,273
HomeStreet, Inc.	11,829	411,767
HomeTrust Bancshares, Inc.	11,346	263,454
Hope Bancorp, Inc.	64,741	936,802
Horizon Bancorp, Inc. Indiana	24,746	468,194
Huntington Bancshares, Inc.	790,074	10,586,992
Independent Bank Corp.	26,861	2,101,336
Independent Bank Corp.	10,908	223,832
Independent Bank Group, Inc.	23,847	1,606,334
Inter & Co., Inc. Class A (a)(b)	59,601	255,092
International Bancshares Corp.	38,617	1,611,487
Investar Holding Corp.	8,715	188,244
John Marshall Bankcorp, Inc. (b)	7,918	199,613
Lakeland Bancorp, Inc.	32,751	533,514
Lakeland Financial Corp.	14,621	1,101,546
Landmark Bancorp, Inc.	2,919	74,522
LCNB Corp.	12,147	193,866
Limestone Bancorp, Inc. (b)	621	12,023
Live Oak Bancshares, Inc. (b)	24,006	869,977
Logistics Innovation Technologies Corp. Class A (a)(b)	22,127	215,738
Macatawa Bank Corp.	20,908	199,044
Mainstreet Bancshares, Inc.	1,715	41,537
Mercantile Bank Corp.	10,866	359,447
Meridian Bank/Malvern, PA	1,866	56,577
Metrocity Bankshares, Inc.	11,608	232,044
Mid Penn Bancorp, Inc.	7,980	232,138
Middlefield Banc Corp.	1,133	30,602
Midland States Bancorp, Inc.	11,372	285,323
MidWestOne Financial Group, Inc. (b)	11,723	357,552
MVB Financial Corp. (b)	5,314	169,942
National Bankshares, Inc. (b)	4,034	135,744
NBT Bancorp, Inc.	24,469	948,908
Northeast Bank	7,547	292,597
Northrim Bancorp, Inc.	5,057	205,061
Northwest Bancshares, Inc. (b)	56,561	795,813
Norwood Financial Corp. (b)	3,432	87,516
Oak Valley Bancorp Oakdale California	5,385	97,415
OceanFirst Financial Corp.	33,684	654,817
Old National Bancorp, Indiana	158,691	2,648,553
Old Point Financial Corp.	2,955	69,531
Old Second Bancorp, Inc.	25,984	356,500
OptimumBank Holdings, Inc. (a)	3,813	15,824
Orange County Bancorp, Inc. (b)	1,054	35,214
Origin Bancorp, Inc.	13,756	561,933
Orrstown Financial Services, Inc.	7,486	192,615
Pacific Premier Bancorp, Inc. (b)	54,299	1,778,835
PacWest Bancorp	66,545	1,752,130
Parke Bancorp, Inc. (b)	4,103	91,005
Partners Bancorp	4,331	39,239
Pathward Financial, Inc.	17,376	572,713
Patriot National Bancorp, Inc. (a)	1,781	20,962
PCB Bancorp	9,838	184,758
PCSB Financial Corp.	10,335	191,301
Peapack-Gladstone Financial Corp.	10,114	340,538
Penns Woods Bancorp, Inc.	4,912	116,414
Peoples Bancorp of North Carolina	3,497	90,922
Peoples Bancorp, Inc.	18,541	554,190
Peoples Financial Services Corp. (b)	4,449	216,577
Pinnacle Financial Partners, Inc.	41,563	3,354,550
Plumas Bancorp	1,220	36,332
Popular, Inc.	41,428	3,199,070
Preferred Bank, Los Angeles	7,653	519,180
Premier Financial Corp.	24,001	648,507
Primis Financial Corp. (b)	16,511	216,459
Professional Holdings Corp. (A Shares) (a)	9,235	258,211
QCR Holdings, Inc.	8,225	459,366
RBB Bancorp	8,755	193,486
Red River Bancshares, Inc. (b)	3,386	173,058
Renasant Corp.	30,122	1,004,267
Republic Bancorp, Inc., Kentucky Class A	10,388	441,490
Republic First Bancorp, Inc. (a)(b)	41,243	131,153
Richmond Mutual Bancorp., Inc. (b)	1,852	25,965
Riverview Bancorp, Inc.	15,015	105,856
S&T Bancorp, Inc.	26,065	772,567
Salisbury Bancorp, Inc.	3,260	77,066
Sandy Spring Bancorp, Inc.	26,534	1,022,090
SB Financial Group, Inc.	4,710	81,860
Seacoast Banking Corp., Florida	34,186	1,104,892
Shore Bancshares, Inc.	11,308	215,417
Sierra Bancorp	9,675	200,466
Signature Bank	34,949	6,093,708
Simmons First National Corp. Class A	68,091	1,606,267
SmartFinancial, Inc.	10,154	254,764
Sound Financial Bancorp, Inc. (b)	1,189	51,270
South Plains Financial, Inc.	9,325	252,987
Southern First Bancshares, Inc. (a)	4,670	201,324
Southern States Bancshares, Inc. (b)	3,439	82,914
Southside Bancshares, Inc. (b)	16,588	625,036
Southstate Corp.	42,169	3,290,869
Stock Yards Bancorp, Inc. (b)	19,408	1,285,974
Summit Financial Group, Inc.	11,557	329,606
Summit State Bank	3,743	56,145
SVB Financial Group (a)	33,923	13,790,378
Texas Capital Bancshares, Inc. (a)	28,839	1,702,366
The Bank of Princeton (b)	4,666	133,121
The First Bancorp, Inc.	6,787	196,823
Third Coast Bancshares, Inc.	9,897	180,125
TowneBank	42,448	1,209,344
Trico Bancshares (b)	18,864	890,192
Triumph Bancorp, Inc. (a)	13,714	849,034
Trustmark Corp.	33,488	1,056,212
UMB Financial Corp.	26,643	2,383,749
Umpqua Holdings Corp.	122,454	2,172,334
Union Bankshares, Inc. (b)	2,283	58,217
United Bankshares, Inc., West Virginia (b)	74,900	2,778,790
United Community Bank, Inc.	58,004	1,944,874
United Security Bancshares, California	1,456	10,338
Unity Bancorp, Inc.	6,284	176,141
Univest Corp. of Pennsylvania	13,955	346,084
USCB Financial Holdings, Inc. (a)	3,294	42,822
Valley National Bancorp	278,162	3,232,242
Veritex Holdings, Inc.	33,332	1,003,627
VersaBank	1,224	9,070
Virginia National Bankshares C (b)	1,549	51,117
Washington Federal, Inc.	37,556	1,202,168
Washington Trust Bancorp, Inc.	8,141	412,179
WesBanco, Inc.	35,638	1,219,176
West Bancorp., Inc.	9,814	241,523
Westamerica Bancorp.	15,600	872,820
Wintrust Financial Corp.	31,710	2,674,421
Zions Bancorp NA	83,138	4,575,084
		203,553,943
Capital Markets - 1.5%
ABG Acquisition Corp. I Class A (a)	15,211	149,980
AGM Group Holdings, Inc. (a)(b)	12,918	30,099
ARYA Sciences Acquisition Corp. IV Class A (a)(b)	7,820	77,340
ARYA Sciences Acquisition Corp. V (a)	3,281	32,154
B. Riley Financial, Inc. (b)	15,733	783,031
Belong Acquisition Corp. (a)	2,319	22,819
Benessere Capital Acquisition Corp. (a)	9,179	95,278
BGC Partners, Inc. Class A	186,493	749,702
Blucora, Inc. (a)	30,712	616,697
Capital Southwest Corp.	11,251	219,395
Carlyle Group LP	201,669	6,560,293
Cartesian Growth Corp. Class A (a)	15,786	155,808
CF Acquisition Corp. VI (a)	13,758	155,878
Chavant Capital Acquisition Corp. (a)	3,004	30,250
Clarim Acquisition Corp. Class A (a)	10,654	104,835
CME Group, Inc.	202,282	39,568,382
Coinbase Global, Inc. (a)(b)	96,966	6,477,329
Colicity, Inc. (a)	14,252	140,097
Coliseum Acquisition Corp. Class A (a)	1,078	10,554
CONX Corp. Class A (a)	52,880	526,685
Cowen Group, Inc. Class A (b)	16,234	624,197
Crescent Capital BDC, Inc. (b)	12,883	224,680
Deep Lake Capital Acquisition Corp. Class A (a)	16,837	167,528
Diamond Hill Investment Group, Inc.	1,539	263,246
Eqonex Ltd. (a)(b)	13,223	6,612
Fintech Acquisition Corp. V (a)	13,427	133,196
Focus Financial Partners, Inc. Class A (a)	34,612	1,355,060
Forum Merger IV Corp. (a)	20,165	198,222
Freedom Holding Corp. (a)(b)	34,184	1,980,279
Frontier Acquisition Corp. (a)	6,646	65,530
Frontier Investment Corp. Class A (a)	2,054	20,047
FTAC Parnassus Acquisition Corp. Class A (a)	18,931	186,092
Futu Holdings Ltd. ADR (a)(b)	39,748	1,951,229
GCM Grosvenor, Inc. Class A (b)	32,247	253,139
Glass Houses Acquisition Corp. Class A (a)	8,758	85,741
Global Consumer Acquisition Corp. (a)	10,041	102,117
Golden Arrow Merger Corp. Class A (a)	14,830	145,334
Goldenbridge Acquisition Ltd. (a)	7,095	72,369
Good Works II Acquisition Corp. (a)	1,091	10,845
Gores Holdings VIII, Inc. Class A (a)	13,407	132,193
Gores Technology Partners II, Inc. Class A (a)	59,362	579,967
Gores Technology Partners, Inc. Class A (a)	27,380	268,872
Hamilton Lane, Inc. Class A	20,275	1,410,735
Hennessy Advisors, Inc. (b)	4,729	47,006
Heritage Global, Inc. (a)	28,350	46,778
Horizon Technology Finance Corp.	7,992	100,300
Hudson Executive Investment Corp. III Class A (a)	54,449	534,689
Hywin Holdings Ltd. ADR (a)(b)	6,913	47,907
IG Acquisition Corp. Class A (a)	41,208	411,668
Interactive Brokers Group, Inc.	57,514	3,542,287
Investcorp Credit Management BDC, Inc.	16,938	73,680
Itiquira Acquisition Corp. Class A (a)	9,673	95,763
Jaguar Global Growth Corp. I Class A (a)	17,091	169,714
JOFF Fintech Acquisition Corp. Class A (a)	50,245	494,411
Kairos Acquisition Corp. Class A (a)	22,423	222,436
Kernel Group Holdings, Inc. (a)(b)	21,554	213,816
Khosla Ventures Acquisition Co. (a)	27,782	272,264
KINS Technology Group, Inc. Class A (a)	28,603	286,888
Kismet Acquisition Two Corp. (a)	7,900	78,131
KL Acquisition Corp. Class A (a)	18,259	180,216
Lion Group Holding Ltd. ADR (a)(b)	11,889	19,260
Logan Ridge Finance Corp. (a)(b)	3,628	72,052
LPL Financial	45,022	9,964,719
Magic Empire Global Ltd.	22,771	176,931
MarketAxess Holdings, Inc.	21,449	5,332,007
MarketWise, Inc. Class A (a)(b)	13,610	37,972
Model Performance Acquisition Corp. (a)	2,807	29,221
Morningstar, Inc.	24,242	5,526,934
Mount Rainier Acquisition Corp. (a)	4,225	42,588
NASDAQ, Inc.	275,691	16,411,885
New Mountain Finance Corp.	53,270	699,435
Newtek Business Services Corp. (b)	13,878	296,573
North Mountain Merger Corp. Class A (a)	6,334	63,340
Northern Trust Corp.	116,815	11,107,938
Open Lending Corp. (a)	70,944	688,866
Panacea Acquisition Corp. II (a)	10,372	102,164
Pathfinder Acquisition Corp. (a)	17,794	175,805
Patria Investments Ltd.	31,353	453,051
Perella Weinberg Partners Class A	23,081	165,952
PhenixFIN Corp. (b)	762	28,560
Pine Technology Acquisition Corp. Class A (a)	40,041	392,802
Pioneer Merger Corp. Class A (a)	70,842	704,169
Portage Fintech Acquisition Corp. Class A (a)	11,581	113,031
Progress Acquisition Corp. Class A (a)	13,405	133,514
Puhui Wealth Investment Management Co. Ltd. (a)	11,943	9,859
Puyi, Inc. ADR (a)(b)	12,308	97,849
Recharge Acquisition Corp. Class A (a)	6,950	70,091
Robinhood Markets, Inc. (a)(b)	382,690	3,654,690
Runway Growth Finance Corp. (b)	18,253	225,790
ScION Tech Growth II Class A (a)	20,634	204,277
SEI Investments Co.	73,307	4,009,893
Senior Connect Acquisition Corp. I Class A (a)	50,774	503,678
Shelter Acquisition Corp. I Class A (a)	3,618	35,891
Siebert Financial Corp. (a)(b)	14,080	24,358
Silvercrest Asset Management Group Class A (b)	8,360	149,393
StepStone Group, Inc. Class A	38,064	1,038,767
StoneX Group, Inc. (a)	11,264	1,045,750
Summit Healthcare Acquisition Corp. Class A (a)	9,526	93,069
SVF Investment Corp. 2 (a)	26,630	262,838
T. Rowe Price Group, Inc.	131,402	15,768,240
TCV Acquisition Corp. Class A (a)	38,580	379,627
Tio Tech A Class A (a)	16,841	165,715
Top Financial Group Ltd. (b)	19,596	191,257
TPG, Inc. (b)	39,979	1,173,783
Tradeweb Markets, Inc. Class A	61,730	4,295,791
Trinity Capital, Inc. (b)	14,443	213,901
Twelve Seas Investment Co. II (a)	11,364	111,594
U.S. Global Investors, Inc. Class A	8,407	31,778
Up Fintech Holdings Ltd. ADR (a)(b)	68,253	257,314
Value Line, Inc. (b)	5,984	490,748
Velocity Acquisition Corp. Class A (a)(b)	8,116	79,699
Victory Capital Holdings, Inc.	41,611	1,114,343
Vinci Partners Investments Ltd. (b)	27,294	271,575
Virtu Financial, Inc. Class A	59,093	1,356,775
Virtus Investment Partners, Inc.	4,472	855,270
WisdomTree Investments, Inc. (b)	84,053	421,106
XP, Inc. Class A (a)	239,458	4,607,172
		169,512,440
Consumer Finance - 0.2%
360 DigiTech, Inc. ADR	75,999	1,214,464
7GC & Co. Holdings, Inc. Class A (a)	32,674	324,453
Atlanticus Holdings Corp. (a)(b)	9,306	264,942
Consumer Portfolio Services, Inc. (a)(b)	14,707	171,189
Credit Acceptance Corp. (a)(b)	7,311	3,890,037
Encore Capital Group, Inc. (a)(b)	13,454	735,665
EZCORP, Inc. (non-vtg.) Class A (a)	28,924	253,085
FirstCash Holdings, Inc.	27,895	2,174,694
Jiayin Group, Inc. ADR (a)	5,761	15,670
Katapult Holdings, Inc. (a)(b)	46,564	53,083
LendingTree, Inc. (a)	6,185	188,581
LexinFintech Holdings Ltd. ADR (a)	73,996	150,952
Medallion Financial Corp. (b)	10,141	80,722
Mogo, Inc. (a)(b)	22,529	25,458
Navient Corp.	83,476	1,284,696
NerdWallet, Inc. (b)	18,668	193,961
Nicholas Financial, Inc. (a)	5,880	52,214
Oportun Financial Corp. (a)	16,861	86,160
Pintec Technology Holdings Ltd. ADR (a)(b)	4,579	4,854
PRA Group, Inc. (a)	22,082	815,709
Senmiao Technology Ltd. (a)(b)	1,673	1,412
SLM Corp.	152,212	2,325,799
SoFi Technologies, Inc. (a)(b)	516,239	3,056,135
Upstart Holdings, Inc. (a)(b)	45,348	1,174,513
World Acceptance Corp. (a)(b)	3,875	450,430
		18,988,878
Diversified Financial Services - 0.5%
10X Capital Venture Acquisition Corp. II (a)	12,375	123,379
26 Capital Acquisition Corp. Class A (a)(b)	18,108	178,907
5:01 Acquisition Corp. (a)	3,581	35,703
7 Acquisition Corp. Class A (a)	4,692	47,155
8i Acquisition 2 Corp. (a)	2,778	27,641
A SPAC I Acquisition Corp. (a)	1,374	13,713
A SPAC II Acquisition Corp. (a)	13,668	135,655
A-Mark Precious Metals, Inc.	13,443	415,523
Acacia Research Corp. (a)	26,315	118,154
Accretion Acquisition Corp. (a)	31,080	307,070
ACE Convergence Acquisition Corp. Class A (a)(b)	15,037	153,377
Ace Global Business Acquisition Ltd. (a)	1,698	17,676
Achari Ventures Holdings Corp. I (a)	6,078	61,023
Aequi Acquisition Corp. Class A (a)	19,142	190,271
Aesther Healthcare Acquisition Corp. Class A (a)	2,871	29,284
Aetherium Acquisition Corp. Class A (a)	2,757	27,460
AF Acquisition Corp. Class A (a)	3,090	30,282
Agba Acquisition Ltd. (a)(b)	972	11,081
Agile Growth Corp. Class A (a)	11,857	117,029
Ahren Acquisition Corp. Class A (a)	20,270	202,700
Alerus Financial Corp.	9,517	226,124
Alpha Partners Technology Merger Corp. (a)	7,353	71,692
Alpine Acquisition Corp. (a)	1,573	15,982
AltEnergy Acquisition Corp. Class A (a)	6,664	66,573
Altitude Acquisition Corp. Class A (a)	41,617	415,338
AMCI Acquisition Corp. II (a)	1,196	11,733
American Acquisition Opportunity, Inc. Class A (a)	2,024	20,483
Anthemis Digital Acquisitions I Corp. (a)	6,810	68,372
Anzu Special Acquisition Corp. I Class A (a)	19,079	187,165
Apexigen, Inc. (a)(b)	21,401	105,507
APx Acquisition Corp. I (a)(b)	4,358	43,863
Arbor Rapha Capital Bioholding Corp. I (a)	8,774	88,354
Arena Fortify Acquisition Corp. Class A (a)	15,078	151,383
Argus Capital Corp. Class A (a)	18,585	185,850
Aries I Acquisition Corp. Class A (a)	5,956	62,359
Armada Acquisition Corp. I (a)	5,183	51,208
Arogo Capital Acquisition Corp. Class A (a)	1,679	16,723
Arrowroot Acquisition Corp. Class A (a)	14,007	137,549
Artemis Strategic Investment Corp. (a)	10,298	102,465
Astrea Acquisition Corp. Class A (a)	10,590	103,994
Athlon Acquisition Corp. (a)	20,350	200,855
Atlantic Coastal Acquisition Corp. Class A (a)	24,695	242,505
Atlantic Coastal Acquisition Corp. II (a)	27,493	273,830
Aurora Acquisition Corp. Class A (a)(b)	11,702	115,733
Aurora Technology Acquisition Corp. Class A (a)(b)	9,115	90,968
Authentic Equity Acquisition Corp. (a)	8,207	81,331
Avalon Acquisition, Inc. Class A (a)	33,099	331,321
Avista Public Acquisition Corp. II (a)	6,982	70,937
AxonPrime Infrastructure Acquisition Corp. (a)	3,754	36,301
B. Riley Principal 250 Merger Corp. (a)	3,432	33,565
Banner Acquisition Corp. (a)	5,512	54,459
BCLS Acquisition Corp. (a)	7,225	73,117
Better World Acquisition Corp. (a)	3,600	37,260
Big Sky Growth Partners, Inc. Class A (a)	3,611	35,316
Bilander Acquisition Corp. Class A (a)(b)	4,788	46,491
BioPlus Acquisition Corp. (a)	6,657	66,503
Biotech Acquisition Co. Class A (a)	7,901	78,062
Bleuacacia Ltd. Class A (a)(b)	50,133	488,797
Blockchain Coinvestors Acquisition Corp. I Class A (a)	8,779	87,966
Blockchain Moon Acquisition Corp. (a)	6,188	61,509
Blue Whale Acquisition Corp. I (a)	12,116	117,041
Blue World Acquisition Corp. (a)	1,613	16,098
Breeze Holdings Acquisition Corp. (a)(b)	4,436	45,868
Bridgetown Holdings Ltd. Class A (a)	70,587	704,458
Bright Lights Acquisition Corp. (a)	17,617	173,968
Brilliant Acquisition Corp. (a)	4,918	51,787
Broadscale Acquisition Corp. Class A (a)	21,877	215,270
Bull Horn Holdings Corp. (a)(b)	2,844	28,980
Bullpen Parlay Acquisition Co. (a)	3,726	37,074
Burtech Acquisition Corp. (a)	3,639	36,244
byNordic Acquisition Corp. (a)	9,284	91,819
BYTE Acquisition Corp. Class A (a)	22,411	220,972
Cactus Acquisition Corp. 1 Ltd. (a)	6,618	66,246
Canna-Global Acquisition Corp. (a)(b)	10,398	104,812
Carney Technology Acquisition Corp. II Class A (a)	26,127	259,964
Cartesian Growth Corp. II (a)	5,956	59,560
Cascadia Acquisition Corp. Class A (a)	2,973	29,135
Catalyst Partners Acquisition Corp. Class A (a)	12,698	124,948
CENAQ Energy Corp. (a)	3,630	36,790
CF Acquisition Corp. IV Class A (a)	47,181	467,092
CF Acquisition Corp. VII Class A (a)	4,271	42,667
CF Acquisition Corp. VIII Class A (a)	11,894	121,319
Chain Bridge I Class A (a)	13,927	139,688
Chardan NexTech Acquisition 2 Corp. (a)(b)	1,264	13,032
CIIG Capital Partners II, Inc. Class A (a)	22,298	221,865
Clean Earth Acquisitions Corp. Class A (a)	13,802	135,536
ClimateRock Class A (a)	1,009	10,070
Conyers Park III Acquisition Corp. Class A (a)	11,482	111,261
Corazon Capital V838 Monoceros Corp. (a)	3,759	37,064
Corner Growth Acquisition Corp. (a)	56,198	559,170
Corner Growth Acquisition Corp. 2 Class A (a)	11,847	119,773
Counter Press Acquisition Corp. (a)	3,944	39,558
COVA Acquisition Corp. Class A (a)	20,529	203,032
Crescera Capital Acquisition Corp. Class A (a)	2,264	22,685
Crixus BH3 Acquisition Co. (a)	4,612	45,567
Crypto 1 Acquisition Corp. Class A (a)	2,552	25,520
DA32 Life Science Tech Acquision Corp. (a)	2,365	22,964
Data Knights Acquisition Corp. Class A (a)	4,680	48,438
Decarbonization Plus Acquisition Corp. IV Class A (a)	19,641	196,214
Deep Medicine Acquisition Corp. Class A (a)(b)	21,476	215,190
Denali Capital Acquisition Corp. Class A (a)	1,252	12,558
DHB Capital Corp. (a)	11,268	110,539
DHC Acquisition Corp. (a)	12,386	122,621
DiamondHead Holdings Corp. (a)	20,014	197,138
Digital Health Acquisition Corp. (a)	1,431	14,453
Digital Transformation Opportunities Corp. (a)	13,139	128,894
Digital World Acquisition Corp. (a)(b)	17,141	417,898
Disruptive Acquisition Corp. I (a)	16,328	161,157
DP Cap Acquisition Corp. I Class A (a)	13,527	135,405
Dragoneer Growth Opportunities Corp. III (a)	52,306	511,030
DTRT Health Acquisition Corp. Class A (a)	22,501	227,935
Dune Acquisition Corp. (a)	26,599	260,936
E.Merge Technology Acquisition Corp. Class A (a)	68,162	685,710
East Resources Acquisition Co. (a)	9,378	93,968
Edify Acquisition Corp. (a)	21,442	211,847
Edoc Acquisition Corp. Class A (a)	1,542	15,790
EdtechX Holdings Acquisition Corp. II (a)	600	6,108
Endurance Acquisition Corp. Class A (a)	4,223	41,892
Energem Corp. Class A (a)	2,351	23,769
Enterprise 4.0 Technology Acquisition Corp. (a)(b)	6,380	64,310
Epiphany Technology Acquisition Corp. Class A (a)	29,000	286,085
ESGEN Acquisition Corp. Class A (a)	19,076	196,864
Eucrates Biomedical Acquisition Corp. (a)	4,558	45,489
European Biotech Acquisition Corp. Class A (a)	1,100	10,846
Evo Acquisition Corp. Class A (a)	5,911	58,046
ExcelFin Acquisition Corp. Class A (a)	12,469	124,316
Fat Projects Acquisition Corp. (a)	20,151	199,696
Feutune Light Acquisition Corp. Class A (a)	6,342	63,103
Fifth Wall Acquisition Corp. III Class A (a)	52,330	513,881
Finnovate Acquisition Corp. Class A (a)	10,151	102,018
FinServ Acquisition Corp. II Class A (a)	23,391	230,167
FinTech Acquisition Corp. VI Class A (a)	22,192	219,923
Fintech Ecosystem Development Corp. Class A (a)	6,729	68,165
First Reserve Sustainable Growth Corp. (a)	14,459	141,698
FlexShopper, Inc. (a)(b)	15,072	39,639
Focus Impact Acquisition Corp. Class A (a)	6,444	64,118
Forbion European Acquisition Corp. Class A (a)	201	2,014
Fortistar Sustainable Solution Corp. Class A (a)	20,963	206,905
FoxWayne Enterprises Acquisition Corp. Class A (a)	2,038	20,726
Frazier Lifesciences Acquisition Corp. Class A (a)	8,914	88,694
FTAC Athena Acquisition Corp. Class A (a)	6,871	67,954
FTAC Hera Acquisition Corp. (a)	76,967	761,204
FTAC Zeus Acquisition Corp. Class A (a)	42,674	421,192
Future Health ESG Corp. (a)	3,358	33,379
Games & Esports Experience Acquisition Corp. Class A (a)	1,402	14,272
Gaming & Hospitality Acquisition Corp. (a)	6,677	65,702
Genesis Growth Tech Acquisition Corp. (a)	712	7,191
Gesher I Acquisition Corp. Class A (a)(b)	3,590	35,685
GigInternational1, Inc. (a)	6,855	69,441
Gladstone Acquisition Corp. (a)	3,884	39,306
Glenfarne Merger Corp. (a)	40,502	396,920
Global Blockchain Acquisition Corp. (a)	5,501	54,240
Global Partner Acquisition Corp. II Class A (a)	17,671	175,296
Global Technology Acquisition Corp. I Class A (a)	10,407	104,330
Globalink Investment, Inc. (a)	3,677	36,623
Goal Acquisitions Corp. (a)	29,937	294,879
Gores Holdings IX, Inc. (a)(b)	17,849	172,600
Gores Holdings VII, Inc. Class A (a)	42,109	414,353
Green Visor Financial Technology Acquisition Corp. I Class A (a)	8,197	82,790
Group Nine Acquisition Corp. Class A (a)	18,015	177,448
Growth For Good Acquisition Corp. (a)	9,242	90,479
GSR II Meteora Acquisition Corp. Class A (a)	10,323	102,611
GX Acquisition Corp. II (a)	18,396	180,281
Hamilton Lane Alliance Holdings I, Inc. (a)	13,261	130,886
HCM Acquisition Corp. (a)	2,102	21,125
Health Sciences Acquisitions Corp. 2 (a)(b)	12,421	122,223
Healthcare AI Acquisition Corp. (a)	12,820	128,072
Healthcare Services Acquisition Corp. (a)	3,190	31,613
Healthwell Acquisition Corp. I (a)	6,406	62,010
Hennessy Capital Investment Corp. V Class A (a)	38,419	378,811
Hennessy Capital Investment Corp. VI Class A (a)	15,376	148,840
HHG Capital Corp. (a)	1,448	14,523
Home Plate Acquisition Corp. (a)	6,074	59,586
Hudson Executive Investment Corp. II (a)	10,912	107,701
HumanCo Acquisition Corp. (a)	51,798	513,318
Inception Growth Acquisition Ltd. (a)	16,315	161,355
Independence Holdings Corp. Class A (a)	34,694	342,430
Industrial Tech Acquisitions II, Inc. (a)	3,192	31,792
Inflection Point Acquisition Corp. Class A (a)	16,204	157,341
Innovative International Acquisition Corp. Class A (a)	9,297	93,807
INSU Acquisition Corp. III (a)	32,969	327,052
Integral Acquisition Corp. 1 (a)	1,063	10,524
Intelligent Medicine Acquisition Corp. Class A (a)	4,559	45,818
International Media Acquisition Corp. (a)	6,960	70,296
InterPrivate IV InfraTech Partners, Inc. (a)	11,915	117,482
Investcorp Europe Acquisition Corp. I (a)	11,247	113,257
Investcorp India Acquisition Corp. (a)	1,467	14,773
Iris Acquisition Corp. Class A (a)	36,092	354,063
Iron Spark I, Inc. Class A	50,700	500,916
IX Acquisition Corp. Class A (a)(b)	10,419	103,044
Jack Creek Investment Corp. (a)	20,697	205,107
Jaws Hurricane Acquisition Corp. Class A (a)	21,452	209,157
Jaws Juggernaut Acquisition Corp. Class A (a)	6,008	58,848
Jupiter Acquisition Corp. (a)	5,254	50,911
Kadem Sustainable Impact Corp. Class A (a)	5,251	51,460
Keyarch Acquisition Corp. (a)	1,883	18,510
Khosla Ventures Acquisition Co. III (a)	401,639	3,928,029
Kismet Acquisition Three Corp. (a)	10,228	101,155
KludeIn I Acquisition Corp. (a)	16,700	167,334
L Catterton Asia Acquisition Corp. Class A (a)	13,075	129,312
LAMF Global Ventures Corp. I (a)	13,867	139,363
Landcadia Holdings IV, Inc. Class A (a)	43,419	425,506
Larkspur Health Acquisition Corp. Class A (a)	4,076	40,678
LatAmGrowth SPAC (a)	4,041	40,612
LAVA Medtech Acquisition Corp. Class A (a)	6,705	66,983
Lazard Growth Acquisition Corp. I (a)	51,149	505,352
LDH Growth Corp. I Class A (a)	10,420	102,845
Lead Edge Growth Opportunities Ltd. Class A (a)	15,211	150,133
Lefteris Acquisition Corp. (a)	6,172	61,473
Legato Merger Corp. II (a)	18,435	183,797
Lerer Hippeau Acquisition Corp. Class A (a)	47,693	472,638
Levere Holdings Corp. Class A (a)	12,733	125,547
LF Capital Acquisition Corp. II (a)	48,609	487,548
Liberty Media Acquisition Corp. (a)	47,071	465,061
Liberty Resources Acquisition Corp. Class A (a)	3,303	33,096
LightJump Acquisition Corp. (a)	1,028	10,311
Lionheart III Corp. (a)	3,529	35,431
LIV Capital Acquisition Corp. II (a)	1,805	18,122
LM Funding America, Inc. (a)	6,078	7,901
LMF Acquisition Opportunities, Inc. (a)	1,152	11,773
Lux Health Tech Acquisition Corp. (a)	47,276	470,869
Macondray Capital Acquisition Corp. I Class A (a)	6,983	69,621
Malacca Straits Acquisition Co. Ltd. Class A (a)(b)	6,813	69,629
Maquia Capital Acquisition Corp. Class A (a)	23,638	243,471
Marblegate Acquisition Corp. (a)	13,895	137,561
Marlin Technology Corp. (a)	26,389	262,043
Maxpro Capital Acquisition Corp. (a)	13,427	135,881
McLaren Technology Acquisition Corp. Class A (a)(b)	5,544	55,717
Medicus Sciences Acquisition Corp. Class A (a)	7,814	77,046
MedTech Acquisition Corp. Class A (a)	17,239	170,666
MELI Kaszek Pioneer Corp. (b)	15,932	158,523
Mercato Partners Acquisition Corp. Class A (a)	3,381	33,810
Mercury Ecommerce Acquisition Corp. Class A (a)	3,822	37,914
Metal Sky Star Acquisition Corp. (a)	10,593	105,294
Minority Equality Opportunities Acquisition, Inc. Class A (a)	1,582	16,010
Monterey Bio Acquisition Corp. (a)	13,454	135,078
Monument Circle Acquisition Corp. Class A (a)(b)	16,211	160,165
Moringa Acquisition Corp. Class A (a)	5,285	52,242
Mountain & Co. I Acquisition Corp. (a)	6,280	63,993
Mountain Crest Acquisition Corp. III (a)	1,605	15,857
Mountain Crest Acquisition Corp. IV (a)	2,322	23,127
Mountain Crest Acquisition Corp. V (a)	17,855	177,122
MSD Acquisition Corp. Class A (a)	40,622	400,939
Mudrick Capital Acquisition Corp. II Class A (a)	12,843	130,356
Natural Order Acquisition Corp. (a)	23,611	234,929
New Providence Acquisition Corp. II Class A (a)	5,325	52,877
New Vista Acquisition Corp. (a)	7,455	73,730
Newbury Street Acquisition Corp. (a)	6,961	68,079
Newcourt Acquisition Corp. Class A (a)(b)	10,488	106,139
NewHold Investment Corp. II Class A (a)	13,519	133,568
NightDragon Acquisition Corp. (a)	10,595	103,778
Noble Rock Acquisition Corp. Class A (a)	11,942	118,226
Nocturne Acquisition Corp. (a)	17,571	180,630
Nogin, Inc. (a)(b)	13,833	46,617
North Atlantic Acquisition Corp. Class A (a)	20,192	199,901
Nova Vision Acquisition Corp. (a)	150	1,526
OCA Acquisition Corp. Class A (a)	8,868	88,857
OceanTech Acquisitions I Corp. Class A (a)	1,749	17,752
Omega Alpha SPAC (a)	1,370	13,604
OmniLit Acquisition Corp. Class A (a)	2,506	25,135
One Equity Partners Open Water I Corp. (a)	14,822	145,848
Onyx Acquisition Co. I Class A (a)	10,960	110,477
OPY Acquisition Corp. I Class A (a)	1,750	17,290
Orion Acquisition Corp. Class A (a)	15,860	155,904
Orion Biotech Opportunities Corp. Class A (a)	5,741	56,434
Oxbridge Acquisition Corp. Class A (a)	7,561	75,912
Oxus Acquisition Corp. (a)	8,028	80,762
Oyster Enterprises Acquisition Corp. Class A (a)	10,376	102,307
Pacifico Acquisition Corp. (a)	1,928	19,434
Parsec Capital Acquisitions Co. Class A (a)	10,132	102,738
PepperLime Health Acquisition Corp. Class A (a)	7,163	71,236
Perception Capital Corp. II Class A (a)	6,893	70,102
Phoenix Biotech Acquisition Corp. (a)	10,588	106,727
PHP Ventures Acquisition Corp. Class A (a)	1,807	18,341
Plum Acquisition Corp. I Class A (a)	6,545	64,665
Pono Capital Corp. Class A (a)	2,112	21,458
Population Health Investment Co., Inc. (a)	14,087	140,307
Power & Digital Infrastructure Acquisition II Corp. (a)	13,806	135,713
Powered Brands Class A (a)	21,975	218,212
PowerUp Acquisition Corp. Class A (a)	5,490	55,284
Priveterra Acquisition Corp. (a)(b)	14,763	145,268
Property Solutions Acquisition Corp. II Class A (a)	16,796	165,105
PropTech Investment Corp. II (a)	12,250	121,459
Prospector Capital Corp. Class A (a)	31,408	311,567
Provident Acquisition Corp. Class A (a)	20,322	201,594
PWP Forward Acquisition Corp. I Class A (a)	21,237	208,123
Relativity Acquisition Corp. Class A (a)	3,558	35,616
Research Alliance Corp. II (a)	40,873	400,555
Revelstone Capital Acquisition Corp. (a)	3,211	31,468
Revolution Healthcare Acquisition Corp. (a)	30,471	298,921
RF Acquisition Corp. (a)	385	3,800
RMG Acquisition Corp. III Class A (a)	23,202	229,816
ROC Energy Acquisition Corp. (a)	6,729	67,458
Rose Hill Acquisition Corp. Class A (a)	5,199	52,822
Rosecliff Acquisition Corp. I (a)	14,419	142,027
Roth CH Acquisition IV Co. (a)	4,724	47,098
Roth CH Acquisition V Co. (a)	9,625	95,191
RXR Acquisition Corp. (a)	20,047	197,062
Sanaby Health Acquisition Corp. I Class A (a)(b)	7,358	74,463
Sarissa Capital Acquisition Corp. Class A (a)	11,631	116,194
Schultze Special Purpose Acquisition Corp. II Class A (a)	1,986	19,681
Science Strategic Acquisition Corp. Alpha (a)	11,309	111,394
ScION Tech Growth I Class A (a)	66,567	661,676
SCP & CO Healthcare Acquisition Co. (a)	8,705	85,918
Screaming Eagle Acquisition Corp. (a)	39,390	381,689
Seaport Calibre Materials Acquisition Corp. (a)	25,959	259,590
SEATech Ventures Corp. (a)	3,755	570
Semper Paratus Acquisition Corp. Class A (a)	5,967	60,326
SHUAA Partners Acquisition Corp. I Class A (a)	3,561	35,752
Sierra Lake Acquisition Corp. Class A (a)(b)	17,915	178,971
Silver Crest Acquisition Corp. (a)(b)	17,634	136,487
Silver Spike Acquisition Corp. II Class A (a)	5,656	55,768
SILVERspac, Inc. Class A (a)	5,375	52,299
Sizzle Acquisition Corp. (a)	10,451	105,033
SK Growth Opportunities Corp. (a)	11,427	113,470
Skydeck Acquisition Corp. Class A (a)	3,706	36,319
Slam Corp. (a)	29,043	287,235
Social Capital Suvretta Holdings Corp. II (a)	6,600	64,548
Social Capital Suvretta Holdings Corp. IV (a)	6,040	59,071
Sound Point Acquisition Corp. I Ltd. (a)	601	6,064
Spindletop Health Acquisition Corp. Class A (a)(b)	4,428	44,280
SPK Acquisition Corp. (a)	4,813	48,611
Sports Ventures Acquisition Corp. Class A (a)	15,350	152,272
SportsMap Tech Acquisition Corp. (a)	7,111	70,754
SportsTek Acquisition Corp. Class A (a)	6,720	66,058
Springwater Special Situations Corp. (a)	13,177	130,979
StoneBridge Acquisition Corp. (a)	7,553	75,908
Stratim Cloud Acquisition Corp. (a)	3,529	34,655
Sustainable Development Acquisition I Corp. Class A (a)	22,589	222,276
SVF Investment Corp. (a)	53,443	530,155
Swiftmerge Acquisition Corp. Class A (a)	2,517	24,893
SWK Holdings Corp. (a)(b)	5,279	92,277
Talon 1 Acquisition Corp. Class A (a)	2,685	27,199
Target Global Acquisition I Corp. (a)	2,760	27,490
Tastemaker Acquisition Corp. Class A (a)	23,872	238,004
TB SA Acquisition Corp. (a)	12,266	120,943
Tech and Energy Transition Corp. Class A (a)	38,470	377,006
Tekkorp Digital Acquisition Corp. (a)	24,069	240,209
TG Venture Acquisition Corp. (a)	5,333	53,010
Thrive Acquisition Corp. Class A (a)	3,811	38,491
Thunder Bridge Capital Partner IV, Inc. (a)	4,969	48,398
Thunder Bridge Capital Partners III, Inc. Class A (a)	19,136	188,490
Tishman Speyer Innovation Corp. II (a)	13,246	130,407
TKB Critical Technologies 1 Class A (a)(b)	29,046	293,946
TLGY Acquisition Corp. (a)	1,607	16,150
TPB Acquisition Corp. I Class A (a)	2,118	20,566
TradeUP Acquisition Corp. (a)	1,582	15,883
Turmeric Acquisition Corp. (a)	5,979	59,730
Tuscan Holdings Corp. II (a)(b)	29,898	311,836
TZP Strategies Acquisition Corp. (a)(b)	11,527	114,117
UTA Acquisition Corp. Class A (a)	12,234	121,973
Vahanna Tech Edge Acquisition I Corp. (a)	2,626	26,864
Valuence Merger Corp. I Class A (a)	960	9,706
VectoIQ Acquisition Corp. II (a)	21,822	215,601
Vector Acquisition Corp. II Class A (a)	367,380	3,633,388
Ventoux CCM Acquisition Corp. (a)(b)	11,540	112,284
Venus Acquisition Corp. (a)	2,403	24,847
Vickers Vantage Corp. I (a)(b)	11,817	122,188
Vision Sensing Acquisition Corp. Class A (a)	3,608	36,441
VMG Consumer Acquisition Corp. Class A (a)	3,946	39,184
VPC Impact Acquisition Holding II Class A (a)(b)	9,812	96,844
Waldencast PLC (a)(b)	8,185	68,427
Welsbach Technology Metals Acquisition Corp. (a)	1,791	17,874
Western Acquisition Ventures Corp. (a)	1,125	11,216
WinVest Acquisition Corp. (a)	1,876	18,704
Worldwide Webb Acquisition Corp. Class A (a)	4,207	41,776
XPAC Acquisition Corp. (a)	1,680	16,464
Yotta Acquisition Corp. (a)	2,168	21,355
Z-Work Acquisition Corp. Class A (a)	23,176	228,284
Zimmer Energy Transition Acquisition Corp. (a)	12,820	124,995
		55,390,852
Insurance - 0.6%
Amerisafe, Inc.	9,587	458,450
Arch Capital Group Ltd. (a)	216,918	9,917,491
Atlantic American Corp. (b)	8,809	26,339
Brighthouse Financial, Inc. (a)	43,342	2,060,912
BRP Group, Inc. (a)	39,507	1,240,520
Cincinnati Financial Corp.	89,320	8,660,467
Conifer Holdings, Inc. (a)	3,312	6,392
Donegal Group, Inc. Class A	18,229	264,685
eHealth, Inc. (a)	14,424	92,314
Enstar Group Ltd. (a)	9,493	1,796,550
Erie Indemnity Co. Class A	25,749	5,534,233
Fanhua, Inc. ADR (b)	18,931	105,635
Fednat Holding Co. (a)	5,734	1,847
FG Financial Group, Inc. (a)(b)	3,213	4,530
GoHealth, Inc. (a)(b)	43,869	19,824
Goosehead Insurance (b)	10,890	566,280
Greenlight Capital Re, Ltd. (a)	7,844	61,889
Hallmark Financial Services, Inc. (a)	8,243	10,469
Health Assurance Acquisition Corp. (a)	63,913	635,295
Huize Holding Ltd. ADR (a)(b)	8,820	7,938
International General Insurance Holdings Ltd.	24,436	188,157
Investors Title Co. (b)	1,165	171,663
James River Group Holdings Ltd.	24,967	593,216
Kingstone Companies, Inc. (b)	5,340	20,986
Maiden Holdings Ltd. (a)(b)	52,310	119,267
Midwest Holding, Inc. (a)(b)	1,575	23,153
National Western Life Group, Inc.	1,743	331,710
NI Holdings, Inc. (a)	13,483	177,032
Oxbridge Re Holdings Ltd. (a)	5,511	14,714
Palomar Holdings, Inc. (a)	14,396	1,141,459
Principal Financial Group, Inc. (b)	138,688	10,368,315
Reliance Global Group, Inc. (a)	3,189	2,521
Root, Inc. (a)(b)	3,480	43,117
Safety Insurance Group, Inc. (b)	8,823	794,511
Selective Insurance Group, Inc.	32,232	2,559,865
Sirius International Insurance rights 12/31/99 (a)(c)	58,865	215,770
Tian Ruixiang Holdings Ltd. (a)(b)	1,504	1,068
Tiptree, Inc.	21,813	260,665
Trean Insurance Group, Inc. (a)	28,354	126,175
Trupanion, Inc. (a)(b)	22,228	1,568,852
Unico American Corp. (a)	851	1,455
United Fire Group, Inc.	16,750	492,953
United Insurance Holdings Corp.	1,147	1,158
Vericity, Inc. (a)	6,650	46,617
Willis Towers Watson PLC	61,635	12,747,967
		63,484,426
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	287,905	3,440,465
Manhattan Bridge Capital, Inc. (b)	8,746	49,065
New York Mortgage Trust, Inc.	346,965	971,502
		4,461,032
Thrifts & Mortgage Finance - 0.2%
1895 Bancorp of Wisconsin, Inc. (a)	3,059	30,162
America First Tax Exempt Investors LP	13,047	246,588
Blue Foundry Bancorp (a)	14,520	165,092
Bogota Financial Corp. (a)	8,810	97,262
Bridgewater Bancshares, Inc. (a)	13,282	228,185
Broadway Financial Corp. (a)	16,771	18,280
Capitol Federal Financial, Inc.	85,642	775,917
Carver Bancorp, Inc. (a)	7,032	33,543
Columbia Financial, Inc. (a)	68,761	1,466,672
Cullman Bancorp, Inc.	1,695	19,018
Enact Holdings, Inc. (b)	94,039	2,388,591
FS Bancorp, Inc.	6,150	182,717
Greene County Bancorp, Inc.	5,226	278,023
Hingham Institution for Savings	1,454	431,693
HMN Financial, Inc.	3,382	76,602
Home Bancorp, Inc.	7,434	290,223
Home Federal Bancorp, Inc. (b)	813	15,699
Home Point Capital, Inc. (b)	64,166	147,582
Kearny Financial Corp. (b)	43,102	489,639
Luther Burbank Corp.	22,484	294,765
Magyar Bancorp, Inc.	3,540	43,223
Merchants Bancorp	24,579	662,896
Mr. Cooper Group, Inc. (a)	42,203	1,785,187
NMI Holdings, Inc. (a)	48,402	993,693
Northeast Community Bancorp, Inc. (b)	1,901	24,105
Northfield Bancorp, Inc.	31,683	467,007
Oconee Federal Financial Corp. (b)	878	21,564
OP Bancorp	5,419	65,516
PB Bankshares, Inc. (a)	871	11,428
Pioneer Bancorp, Inc. (a)	10,879	101,719
Ponce Financial Group, Inc. (a)(b)	13,052	122,819
Provident Bancorp, Inc.	14,544	210,743
Randolph Bancorp, Inc.	3,346	89,037
Redwoods Acquisition Corp. (a)	11,252	111,620
Security National Financial Corp. Class A	7,773	59,075
Southern Missouri Bancorp, Inc.	6,368	335,785
Sterling Bancorp, Inc. (a)(b)	23,636	139,216
TC Bancshares, Inc.	3,351	47,752
Territorial Bancorp, Inc.	4,189	87,173
TFS Financial Corp.	158,932	2,272,728
Timberland Bancorp, Inc./Washington	5,704	151,270
Trustco Bank Corp., New York	10,680	356,071
Valor Latitude Acquisition Corp. Class A (a)	13,041	128,063
Waterstone Financial, Inc.	16,746	289,538
Western New England Bancorp, Inc.	19,217	160,078
William Penn Bancorp, Inc. (b)	6,289	72,324
WSFS Financial Corp.	38,651	1,868,776
		18,354,659
TOTAL FINANCIALS		533,746,230
HEALTH CARE - 8.6%
Biotechnology - 4.8%
180 Life Sciences Corp. (a)(b)	16,870	14,363
2seventy bio, Inc. (a)	27,817	409,744
4D Molecular Therapeutics, Inc. (a)	17,181	135,043
4D Pharma PLC ADR (a)(b)(c)	2,099	3,463
Aadi Bioscience, Inc. (a)(b)	11,601	157,194
Aadi Bioscience, Inc. rights (a)(c)	22,410	0
Abcam PLC ADR (a)(b)	12,703	189,529
Abeona Therapeutics, Inc. (a)	3,435	12,503
ABVC BioPharma, Inc. (a)(b)	49,915	50,414
AC Immune SA (a)(b)	37,118	112,096
ACADIA Pharmaceuticals, Inc. (a)	104,705	1,720,303
Achieve Life Sciences, Inc. (a)(b)	10,358	47,232
Achilles Therapeutics PLC ADR (a)(b)	21,590	62,827
Acorda Therapeutics, Inc. (a)	6,110	2,470
Acumen Pharmaceuticals, Inc. (a)(b)	21,758	123,803
Acurx Pharmaceuticals, Inc. (a)(b)	8,683	30,130
Adagene, Inc. ADR (a)(b)	10,309	15,051
Adagio Therapeutics, Inc. (b)	22,400	102,144
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	26,195	1,572
rights (a)(c)	26,195	1,572
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	72,769	144,083
Adicet Bio, Inc. (a)	21,229	300,603
Adicet Bio, Inc. rights (a)(c)	3,438	0
Aditxt, Inc. (a)(b)	88,924	13,570
ADMA Biologics, Inc. (a)(b)	115,355	311,459
Adverum Biotechnologies, Inc. (a)(b)	11,628	13,488
Aeglea BioTherapeutics, Inc. (a)	34,317	17,948
Aerovate Therapeutics, Inc. (a)(b)	13,597	269,629
Aeterna Zentaris, Inc. (a)(b)	3,659	16,831
Affimed NV (a)	135,947	356,181
Agenus, Inc. (a)	239,360	646,272
Agios Pharmaceuticals, Inc. (a)(b)	40,611	1,035,581
Aikido Pharma, Inc. (a)(b)	4,540	26,786
Aileron Therapeutics, Inc. (a)	80,786	14,953
Akebia Therapeutics, Inc. (a)	81,930	29,847
Akero Therapeutics, Inc. (a)(b)	19,689	231,346
Akouos, Inc. (a)(b)	16,836	56,401
Alaunos Therapeutics, Inc. (a)(b)	133,508	328,430
Albireo Pharma, Inc. (a)(b)	10,788	188,790
Aldeyra Therapeutics, Inc. (a)(b)	30,129	212,108
Alector, Inc. (a)	43,832	453,661
Aligos Therapeutics, Inc. (a)	30,622	38,278
Alkermes PLC (a)	93,120	2,204,150
Allena Pharmaceuticals, Inc. (a)(b)	79,230	8,327
Allogene Therapeutics, Inc. (a)(b)	79,583	1,091,083
Allovir, Inc. (a)(b)	79,500	597,045
Alnylam Pharmaceuticals, Inc. (a)	69,266	14,315,204
Alpine Immune Sciences, Inc. (a)	19,449	146,062
Alterity Therapeutics Ltd. ADR (a)(b)	12,128	7,156
Altimmune, Inc. (a)	83,995	1,854,610
Alvotech SA (a)(b)	7,792	70,128
ALX Oncology Holdings, Inc. (a)	14,385	187,005
Alzamend Neuro, Inc. (a)(b)	40,587	36,731
Amarin Corp. PLC ADR (a)(b)	214,385	252,974
Amgen, Inc.	298,975	71,843,693
Amicus Therapeutics, Inc. (a)	168,225	1,889,167
AnaptysBio, Inc. (a)(b)	15,023	348,834
Anavex Life Sciences Corp. (a)(b)	41,216	395,261
Anika Therapeutics, Inc. (a)	7,769	175,579
Anixa Biosciences, Inc. (a)	24,102	100,505
Annexon, Inc. (a)(b)	25,755	151,439
AnPac Bio-Medical Science Co. Ltd. ADR (a)(b)	68,030	16,565
Apellis Pharmaceuticals, Inc. (a)	61,463	3,719,126
Applied Genetic Technologies Corp. (a)	30,636	12,310
Applied Therapeutics, Inc. (a)	23,060	31,592
Aptevo Therapeutics, Inc. (a)(b)	7,524	26,635
Aptinyx, Inc. (a)	71,538	29,688
Aptorum Group Ltd. (a)	24,136	36,928
Aptose Biosciences, Inc. (a)(b)	32,455	25,834
AquaBounty Technologies, Inc. (a)	39,718	47,662
Aravive, Inc. (a)	17,702	11,901
Arbutus Biopharma Corp. (a)	163,622	363,241
ARCA Biopharma, Inc. (a)(b)	25,116	58,771
Arcellx, Inc.	25,227	453,329
Arcturus Therapeutics Holdings, Inc. (a)(b)	15,029	211,007
Arcutis Biotherapeutics, Inc. (a)	33,142	893,177
Ardelyx, Inc. (a)(b)	64,411	61,055
Argenx SE ADR (a)	16,757	6,331,968
Aridis Pharmaceuticals, Inc. (a)(b)	19,230	28,076
Arrowhead Pharmaceuticals, Inc. (a)	58,473	2,321,963
Ascendis Pharma A/S sponsored ADR (a)(b)	31,251	2,799,152
Aslan Pharmaceuticals Ltd. ADR (a)(b)	39,841	24,701
Assembly Biosciences, Inc. (a)	29,090	54,398
Astria Therapeutics, Inc. (a)	35,459	304,593
Atara Biotherapeutics, Inc. (a)(b)	46,971	188,354
Athenex, Inc. (a)	44,542	21,358
Athersys, Inc. (a)(b)	5,183	14,253
Atossa Therapeutics, Inc. (a)(b)	65,687	60,498
Atreca, Inc. (a)(b)	11,273	20,968
aTyr Pharma, Inc. (a)	16,950	57,969
Aura Biosciences, Inc.	16,064	214,615
Aurinia Pharmaceuticals, Inc. (a)	76,895	565,947
Autolus Therapeutics PLC ADR (a)(b)	133,438	440,345
Avalo Therapeutics, Inc. (a)	4,548	21,603
AVEO Pharmaceuticals, Inc. (a)	19,123	154,705
Avid Bioservices, Inc. (a)	33,787	581,812
Avidity Biosciences, Inc. (a)(b)	27,265	534,939
Avita Medical, Inc. (a)	12,445	76,910
AVROBIO, Inc. (a)(b)	1,470	1,397
Axcella Health, Inc. (a)(b)	23,744	58,410
Ayala Pharmaceuticals, Inc. (a)	10,596	17,377
Aziyo Biologics, Inc. (a)(b)	2,648	19,330
Beam Therapeutics, Inc. (a)(b)	43,205	2,358,993
BeiGene Ltd. ADR (a)	27,601	4,737,988
Bellerophon Therapeutics, Inc. (a)(b)	4,969	6,311
Bellicum Pharmaceuticals, Inc. (a)(b)	22,867	28,812
BELLUS Health, Inc. (a)	84,292	960,929
Benitec Biopharma, Inc. (a)(b)	11,813	8,860
BeyondSpring, Inc. (a)(b)	20,183	26,642
Bicycle Therapeutics PLC ADR (a)(b)	21,420	566,559
Bio Path Holdings, Inc. (a)(b)	15,100	55,266
BioAtla, Inc. (a)(b)	17,439	151,894
BioCardia, Inc. (a)(b)	17,950	35,541
Biocept, Inc. (a)(b)	5,682	5,852
BioCryst Pharmaceuticals, Inc. (a)(b)	104,504	1,452,606
Biogen, Inc. (a)	81,911	16,003,771
BioLine RX Ltd. sponsored ADR (a)(b)	32,026	48,680
BioMarin Pharmaceutical, Inc. (a)	103,668	9,247,186
Biomea Fusion, Inc. (a)	17,536	201,664
BioNTech SE ADR	49,708	7,189,765
Biora Therapeutics, Inc. (a)(b)	92,465	66,787
BioRestorative Therapies, Inc. (b)	3,862	12,552
BioVie, Inc. (a)(b)	11,514	41,566
BioXcel Therapeutics, Inc. (a)(b)	13,010	177,977
Black Diamond Therapeutics, Inc. (a)(b)	8,326	26,560
Blue Water Vaccines, Inc. (b)	3,818	12,027
bluebird bio, Inc. (a)(b)	69,720	407,165
Blueprint Medicines Corp. (a)	32,675	2,392,464
Bolt Biotherapeutics, Inc. (a)(b)	25,402	45,724
Bone Biologics Corp. (a)(b)	5,900	8,201
BrainStorm Cell Therpeutic, Inc. (a)(b)	23,733	85,913
BriaCell Therapeutics Corp. (a)(b)	7,229	56,169
Brickell Biotech, Inc. (a)(b)	2,323	5,854
BridgeBio Pharma, Inc. (a)(b)	70,523	740,492
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	23,309	9,592
Burning Rock Biotech Ltd. ADR (a)(b)	27,048	106,028
C4 Therapeutics, Inc. (a)(b)	24,762	249,601
Cabaletta Bio, Inc. (a)(b)	14,388	13,739
Calithera Biosciences, Inc. (a)(b)	1,177	4,579
Calyxt, Inc. (a)(b)	37,971	8,255
Candel Therapeutics, Inc. (a)(b)	13,241	45,946
Capricor Therapeutics, Inc. (a)(b)	16,945	98,620
Cardiff Oncology, Inc. (a)(b)	13,765	37,028
CareDx, Inc. (a)	28,929	566,719
Caribou Biosciences, Inc. (a)	29,872	294,837
CASI Pharmaceuticals, Inc. (a)(b)	22,221	83,329
Catalyst Biosciences, Inc. (a)(b)	25,124	49,494
Catalyst Pharmaceutical Partners, Inc. (a)	57,557	779,322
Celcuity, Inc. (a)	9,722	90,901
Celldex Therapeutics, Inc. (a)	25,225	766,840
Cellectar Biosciences, Inc. (a)(b)	5,942	32,978
Cellectis SA sponsored ADR (a)(b)	10,776	35,669
Celsion Corp. (a)(b)	4,368	9,304
Celularity, Inc. Class A (a)(b)	79,434	215,266
Celyad Oncology SA ADR (a)(b)	2,012	3,944
Centessa Pharmaceuticals PLC ADR (a)(b)	13,428	58,412
Centogene NV (a)(b)	11,156	16,288
Century Therapeutics, Inc. (a)(b)	33,174	348,990
Cerevel Therapeutics Holdings (a)(b)	83,352	2,425,543
Checkpoint Therapeutics, Inc. (a)(b)	44,383	57,254
ChemoCentryx, Inc. (a)	43,706	2,228,132
Chemomab Therapeutics Ltd. ADR (a)	11,737	38,849
Chimerix, Inc. (a)	52,138	114,704
Chinook Therapeutics, Inc. (a)(b)	40,508	842,566
Chinook Therapeutics, Inc. rights (a)(c)	11,497	0
Cidara Therapeutics, Inc. (a)(b)	66,465	45,196
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	28,439
Clene, Inc. (a)(b)	39,010	115,470
Clovis Oncology, Inc. (a)(b)	74,152	83,050
Codiak Biosciences, Inc. (a)(b)	21,826	46,926
Cogent Biosciences, Inc. (a)	48,709	803,211
Cogent Biosciences, Inc. rights (a)(c)	12,548	0
CohBar, Inc. (a)(b)	107,739	16,441
Coherus BioSciences, Inc. (a)	43,446	485,726
Collplant Biotechnologies Ltd. (a)	5,925	44,260
Comera Life Sciences Holdings, Inc. (a)(b)	4,547	8,048
Compass Pathways PLC ADR (a)(b)	22,973	375,379
Compass Therapeutics, Inc. (b)	24,857	68,357
Concert Pharmaceuticals, Inc. (a)	24,247	159,545
Connect Biopharma Holdings Ltd. ADR (a)(b)	19,032	26,645
ContraFect Corp. (a)(b)	24,369	6,482
Corbus Pharmaceuticals Holdings, Inc. (a)	65,054	13,115
Corvus Pharmaceuticals, Inc. (a)	27,371	26,235
Crinetics Pharmaceuticals, Inc. (a)	40,924	772,645
CRISPR Therapeutics AG (a)(b)	43,258	2,815,663
CTI BioPharma Corp. (a)(b)	70,768	444,423
Cue Biopharma, Inc. (a)	20,320	59,741
Cullinan Oncology, Inc. (a)	22,932	309,123
CureVac NV (a)(b)	103,119	1,014,691
Curis, Inc. (a)(b)	54,553	52,916
Cyclacel Pharmaceuticals, Inc. (a)(b)	10,654	17,899
Cyclerion Therapeutics, Inc. (a)	50,166	42,139
Cyclo Therapeutics, Inc. (a)	6,976	14,510
Cyteir Therapeutics, Inc. (a)(b)	22,035	47,596
Cytokinetics, Inc. (a)(b)	47,820	2,532,547
CytomX Therapeutics, Inc. (a)	30,189	45,284
Day One Biopharmaceuticals, Inc. (a)	49,045	1,152,067
DBV Technologies SA sponsored ADR (a)(b)	23,666	47,569
Decibel Therapeutics, Inc. (a)	8,575	42,361
Deciphera Pharmaceuticals, Inc. (a)	52,108	845,713
Denali Therapeutics, Inc. (a)	68,612	1,898,494
DermTech, Inc. (a)(b)	10,120	56,267
Design Therapeutics, Inc. (a)(b)	29,265	592,909
DiaMedica Therapeutics, Inc. (a)	42,740	75,650
Diffusion Pharmaceuticals, Inc. (a)(b)	2,365	15,443
Dyadic International, Inc. (a)(b)	48,866	131,205
Dynavax Technologies Corp. (a)(b)	71,327	818,121
Dyne Therapeutics, Inc. (a)	27,351	268,040
Eagle Pharmaceuticals, Inc. (a)	7,885	258,391
Edesa Biotech, Inc. (a)	19,777	36,390
Editas Medicine, Inc. (a)(b)	38,353	563,789
Effector Therapeutics, Inc. Class A (a)(b)	24,005	14,631
Eiger Biopharmaceuticals, Inc. (a)	23,309	192,532
Eledon Pharmaceuticals, Inc. (a)(b)	10,482	39,308
Elevation Oncology, Inc. (a)(b)	12,156	13,979
Eliem Therapeutics, Inc. (b)	14,651	44,100
Enanta Pharmaceuticals, Inc. (a)	11,608	706,695
Enlivex Therapeutics Ltd. (a)(b)	10,420	54,705
Enochian Biosciences, Inc. (a)	25,710	63,504
Ensysce Biosciences, Inc. (a)(b)	20,836	8,801
Entera Bio Ltd. (a)(b)	17,597	23,756
Entrada Therapeutics, Inc. (b)	17,653	222,957
EQRx, Inc. (a)	284,839	1,392,863
Equillium, Inc. (a)(b)	18,701	50,867
Erasca, Inc. (a)	68,217	615,317
Erytech Pharma SA ADR (a)(b)	2,542	2,322
Essa Pharma, Inc. (a)(b)	19,039	49,121
Evaxion Biotech A/S ADR (a)(b)	2,428	5,706
Evelo Biosciences, Inc. (a)(b)	35,177	77,038
Evogene Ltd. (a)(b)	59,007	61,367
Exact Sciences Corp. (a)(b)	90,461	3,215,889
Exagen, Inc. (a)(b)	8,533	38,654
Exelixis, Inc. (a)	178,272	3,162,545
Exicure, Inc. (a)(b)	2,041	3,653
Exscientia Ltd. ADR (b)	9,068	87,778
F-star Therapeutics, Inc. (a)	12,945	86,861
F-star Therapeutics, Inc.:
rights (a)(c)	1,855	0
rights (a)(c)	1,855	0
Fate Therapeutics, Inc. (a)(b)	52,250	1,365,815
Fennec Pharmaceuticals, Inc. (a)(b)	19,507	136,549
FibroGen, Inc. (a)	64,493	802,293
Finch Therapeutics Group, Inc. (a)(b)	25,491	55,061
First Wave BioPharma, Inc. (a)(b)	337	1,035
Flexion Therapeutics, Inc. rights (a)(c)	69,500	43,090
Foghorn Therapeutics, Inc. (a)(b)	23,691	235,489
Forma Therapeutics Holdings, Inc. (a)	46,430	622,162
Fortress Biotech, Inc. (a)	60,011	61,211
Forward Pharma A/S sponsored ADR (a)(b)	4,735	17,614
Frequency Therapeutics, Inc. (a)	14,063	28,970
Fusion Pharmaceuticals, Inc. (a)	25,136	55,551
G1 Therapeutics, Inc. (a)(b)	21,859	317,174
Gain Therapeutics, Inc. (a)(b)	10,062	34,714
Galapagos NV sponsored ADR (a)	10,095	505,356
Galectin Therapeutics, Inc. (a)(b)	67,748	128,721
Galecto, Inc. (a)	6,022	12,947
Galera Therapeutics, Inc. (a)(b)	19,470	26,090
Galmed Pharmaceuticals Ltd. (a)	27,177	12,613
Gamida Cell Ltd. (a)(b)	36,417	96,505
Gemini Therapeutics, Inc. (a)(b)	10,484	16,250
Generation Bio Co. (a)	30,848	157,942
Genetron Holdings Ltd. ADR (a)	12,262	14,224
Genfit ADR (a)(b)	3,215	13,857
Genmab A/S ADR (a)(b)	26,826	952,055
Genprex, Inc. (a)(b)	35,156	56,250
GeoVax Labs, Inc. (a)(b)	6,138	7,304
Geron Corp. (a)(b)	216,933	572,703
Gilead Sciences, Inc.	702,173	44,566,920
Global Blood Therapeutics, Inc. (a)	38,905	2,641,650
GlycoMimetics, Inc. (a)	30,238	22,981
Gossamer Bio, Inc. (a)(b)	66,821	932,153
Gracell Biotechnologies, Inc. ADR (a)(b)	33,164	83,242
Graphite Bio, Inc. (a)	6,112	20,231
GreenLight Biosciences Holdings PBC Class A (a)(b)	72,309	205,358
Greenwich Lifesciences, Inc. (a)(b)	7,220	68,446
Grifols SA ADR (a)(b)	70,799	550,108
Gritstone Bio, Inc. (a)(b)	38,068	125,244
Gt Biopharma, Inc. (a)(b)	30,673	79,136
Halozyme Therapeutics, Inc. (a)	77,113	3,140,812
Harpoon Therapeutics, Inc. (a)(b)	20,157	33,461
HCW Biologics, Inc. (a)(b)	23,272	59,344
Heron Therapeutics, Inc. (a)(b)	53,573	219,114
HilleVax, Inc.	18,155	216,226
Histogen, Inc. (a)(b)	2,611	5,222
Homology Medicines, Inc. (a)(b)	29,351	68,681
Hookipa Pharma, Inc. (a)	14,947	22,271
Horizon Therapeutics PLC (a)	128,638	7,616,656
Humacyte, Inc. Class A (a)(b)	58,271	212,689
Humanigen, Inc. (a)(b)	42,206	9,420
I-Mab ADR (a)(b)	10,492	64,316
Icosavax, Inc. (a)(b)	21,560	101,763
Ideaya Biosciences, Inc. (a)(b)	20,579	202,292
IGM Biosciences, Inc. (a)(b)	14,073	273,157
Imago BioSciences, Inc. (a)(b)	17,255	250,715
Immatics NV (a)(b)	33,359	425,661
Immucell Corp. (a)	2,008	14,558
Immuneering Corp. (a)(b)	12,929	72,144
Immunic, Inc. (a)(b)	24,307	108,166
ImmunityBio, Inc. (a)(b)	216,321	865,284
Immunocore Holdings PLC ADR (a)	16,464	869,464
ImmunoGen, Inc. (a)	118,035	685,783
Immunome, Inc. (a)(b)	5,950	34,153
Immunovant, Inc. (a)(b)	55,775	287,241
Immutep Ltd. ADR (a)(b)	18,722	37,818
Impel Pharmaceuticals, Inc. (a)(b)	15,005	117,339
IMV, Inc. (a)(b)	48,826	34,178
In8bio, Inc. (a)(b)	6,860	17,767
Incyte Corp. (a)	124,372	8,759,520
Indaptus Therapeutics, Inc. (a)(b)	14,123	34,460
Infinity Pharmaceuticals, Inc. (a)	53,051	85,412
InflaRx NV (a)(b)	26,327	58,183
Inhibikase Therapeutics, Inc. (a)	19,623	18,830
Inhibrx, Inc. (a)(b)	21,784	386,448
Inmune Bio, Inc. (a)(b)	9,762	78,779
Inovio Pharmaceuticals, Inc. (a)(b)	202,996	464,861
Inozyme Pharma, Inc. (a)(b)	11,828	35,484
Insmed, Inc. (a)	64,550	1,589,221
Instil Bio, Inc. (a)(b)	70,420	366,184
Intellia Therapeutics, Inc. (a)	45,607	2,739,156
Intercept Pharmaceuticals, Inc. (a)(b)	18,707	324,941
Inventiva SA ADR (a)(b)	2,231	10,396
IO Biotech, Inc. (b)	12,730	43,155
Ionis Pharmaceuticals, Inc. (a)	79,115	3,363,970
Iovance Biotherapeutics, Inc. (a)	100,219	1,074,348
Ironwood Pharmaceuticals, Inc. Class A (a)	85,592	920,970
iTeos Therapeutics, Inc. (a)	21,888	485,476
Iveric Bio, Inc. (a)	61,877	608,870
Janux Therapeutics, Inc. (a)(b)	24,032	260,026
Jasper Therapeutics, Inc. (a)(b)	11,380	21,622
Jounce Therapeutics, Inc. (a)	24,576	89,948
Kalvista Pharmaceuticals, Inc. (a)	32,719	538,882
Kamada Ltd. (a)(b)	25,878	129,131
Karuna Therapeutics, Inc. (a)	17,794	4,538,538
Karyopharm Therapeutics, Inc. (a)(b)	56,050	283,613
Kazia Therapeutics Ltd. sponsored ADR (a)(b)	4,948	7,521
Keros Therapeutics, Inc. (a)	12,482	441,488
Kezar Life Sciences, Inc. (a)(b)	32,480	333,894
Kiniksa Pharmaceuticals Ltd. (a)(b)	21,394	250,738
Kinnate Biopharma, Inc. (a)(b)	23,511	340,439
Kintara Therapeutics, Inc. (a)(b)	60,886	9,443
Kiromic BioPharma, Inc. (a)(b)	36,662	13,455
Kodiak Sciences, Inc. (a)	9,160	91,692
Kronos Bio, Inc. (a)(b)	6,000	24,000
Krystal Biotech, Inc. (a)(b)	16,323	1,144,406
Kura Oncology, Inc. (a)	48,568	673,152
Kymera Therapeutics, Inc. (a)(b)	28,402	802,925
Lantern Pharma, Inc. (a)(b)	6,838	35,352
Larimar Therapeutics, Inc. (a)(b)	9,372	25,492
LAVA Therapeutics NV (a)(b)	11,124	28,867
Leap Therapeutics, Inc. (a)(b)	56,927	80,836
Legend Biotech Corp. ADR (a)(b)	31,542	1,466,388
Lexicon Pharmaceuticals, Inc. (a)(b)	99,564	273,801
LianBio ADR (b)	9,426	23,188
Ligand Pharmaceuticals, Inc.:
Class B (a)	9,030	834,282
General CVR (a)(c)	1,518	8
Glucagon CVR (a)	1,518	5
rights (a)	1,518	11
TR Beta CVR (a)(c)	1,518	197
Liminal BioSciences, Inc. (a)(b)	22,737	11,153
Lixte Biotechnology Holdings, Inc. (a)	25,794	19,603
LogicBio Therapeutics, Inc. (a)(b)	23,654	8,478
Longeveron, Inc. (a)(b)	5,000	23,925
Lumos Pharma, Inc. (a)	10,037	82,203
Lyell Immunopharma, Inc. (a)(b)	139,442	934,261
Macrogenics, Inc. (a)	33,170	131,685
Madrigal Pharmaceuticals, Inc. (a)	9,320	672,158
Magenta Therapeutics, Inc. (a)	44,600	78,496
Mainz Biomed BV (b)	6,180	54,260
MannKind Corp. (a)(b)	145,163	529,845
Marker Therapeutics, Inc. (a)(b)	23,429	7,263
Medicenna Therapeutics Corp. (a)	34,144	31,484
MediciNova, Inc. (a)(b)	25,966	55,308
MEI Pharma, Inc. (a)(b)	63,738	32,290
MeiraGTx Holdings PLC (a)	27,678	229,727
Mereo Biopharma Group PLC ADR (a)(b)	96,630	115,956
Merrimack Pharmaceuticals, Inc. (a)	5,307	22,024
Mersana Therapeutics, Inc. (a)	86,217	646,628
Merus BV (a)(b)	24,770	586,554
Mesoblast Ltd. sponsored ADR (a)(b)	7,548	22,342
Metacrine, Inc. (a)(b)	8,616	4,067
Midatech Pharma PLC ADR (a)	7,397	5,368
MiMedx Group, Inc. (a)	60,376	213,127
Minerva Neurosciences, Inc. (a)(b)	6,000	67,680
MiNK Therapeutics, Inc. (b)	16,475	43,329
Mirati Therapeutics, Inc. (a)	31,112	2,521,005
Mirum Pharmaceuticals, Inc. (a)(b)	18,963	473,696
Moderna, Inc. (a)	224,600	29,707,842
Molecular Partners AG ADR (a)(b)	1,070	6,110
Molecular Templates, Inc. (a)(b)	52,167	38,275
Moleculin Biotech, Inc. (a)(b)	15,561	23,030
Monopar Therapeutics, Inc. (a)(b)	13,453	24,215
Monte Rosa Therapeutics, Inc. (a)(b)	24,310	192,535
Moonlake Immunotherapeutics (a)	9,187	74,047
Morphic Holding, Inc. (a)(b)	19,704	542,254
Morphosys AG sponsored ADR (a)	6,994	30,634
Mustang Bio, Inc. (a)	45,890	27,878
Myriad Genetics, Inc. (a)	44,051	984,099
Nanobiotix SA ADR (a)	1,588	6,320
Natera, Inc. (a)	59,152	2,913,828
Neoleukin Therapeutics, Inc. (a)	22,529	23,205
Neubase Therapeutics, Inc. (a)(b)	19,719	11,942
Neurobo Pharmaceuticals, Inc. (a)(b)	27,486	8,521
Neurobo Pharmaceuticals, Inc. rights (a)(c)	612	0
Neurocrine Biosciences, Inc. (a)	53,541	5,601,995
Neximmune, Inc. (a)(b)	11,947	13,739
NextCure, Inc. (a)(b)	15,140	62,074
Nkarta, Inc. (a)(b)	31,469	452,839
Novavax, Inc. (a)(b)	43,505	1,437,405
NuCana PLC ADR (a)(b)	12,486	18,105
Nurix Therapeutics, Inc. (a)(b)	24,268	381,736
Nuvalent, Inc. Class A (a)(b)	24,898	420,278
Nuvectis Pharma, Inc. (b)	2,904	23,522
Nymox Pharmaceutical Corp. (a)(b)	50,678	22,298
ObsEva SA (a)	82,227	14,768
Ocugen, Inc. (a)(b)	111,130	286,715
Olema Pharmaceuticals, Inc. (a)	19,973	78,893
Omega Therapeutics, Inc. (a)(b)	27,098	121,128
OncoCyte Corp. (a)(b)	67,850	53,602
Oncolytics Biotech, Inc. (a)(b)	34,659	49,562
Oncorus, Inc. (a)	5,013	6,517
OncoSec Medical, Inc. (a)	15,522	10,449
Oncternal Therapeutics, Inc. (a)	28,548	31,974
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
OpGen, Inc. (a)(b)	26,107	12,163
Opthea Ltd. ADR (a)(b)	5,049	31,455
Orchard Therapeutics PLC ADR (a)	26,079	13,566
Organogenesis Holdings, Inc. Class A (a)	71,506	256,707
Organovo Holdings, Inc. (a)(b)	6,946	16,254
Orgenesis, Inc. (a)(b)	14,931	28,966
ORIC Pharmaceuticals, Inc. (a)(b)	4,177	14,452
Outlook Therapeutics, Inc. (a)(b)	106,981	119,819
Ovid Therapeutics, Inc. (a)(b)	34,929	70,207
Oyster Point Pharma, Inc. (a)(b)	14,178	88,613
Panbela Therapeutics, Inc. (a)(b)	5,902	4,077
Pardes Biosciences, Inc. (a)(b)	30,249	106,174
Passage Bio, Inc. (a)	20,164	40,731
PDS Biotechnology Corp. (a)(b)	17,716	74,230
PepGen, Inc.	9,384	89,148
PharmaCyte Biotech, Inc. (a)(b)	26,211	68,935
Pharming Group NV ADR (a)(b)	2,093	25,346
PhaseBio Pharmaceuticals, Inc. (a)(b)	69,132	73,280
Phio Pharmaceuticals Corp. (a)	34,287	24,011
Pieris Pharmaceuticals, Inc. (a)(b)	22,483	32,825
Pluri, Inc. (a)(b)	25,169	24,424
Plus Therapeutics, Inc. (a)(b)	133,500	112,060
PMV Pharmaceuticals, Inc. (a)(b)	35,766	497,863
Point Biopharma Global, Inc. (a)(b)	53,622	522,815
Polarityte, Inc. (a)(b)	4,691	4,785
Portage Biotech, Inc. (a)(b)	6,935	51,596
Poseida Therapeutics, Inc. (a)	35,266	116,730
Praxis Precision Medicines, Inc. (a)	1,920	5,990
Precigen, Inc. (a)(b)	111,174	245,695
Precision BioSciences, Inc. (a)	32,101	51,683
Prelude Therapeutics, Inc. (a)(b)	34,715	249,948
Prenetics Global Ltd. (a)(b)	2,516	9,863
ProKidney Corp. (a)(b)	10,249	98,390
Prometheus Biosciences, Inc. (a)(b)	21,739	1,137,167
ProQR Therapeutics BV (a)	36,293	28,668
Protagenic Therapeutics, Inc. (a)(b)	20,025	14,921
Protagonist Therapeutics, Inc. (a)	24,205	211,068
Prothena Corp. PLC (a)(b)	25,528	703,807
PTC Therapeutics, Inc. (a)	39,780	1,986,613
Puma Biotechnology, Inc. (a)	21,531	57,703
PureTech Health PLC ADR (a)(b)	566	16,074
Pyxis Oncology, Inc. (b)	17,549	45,452
Qualigen Therapeutics, Inc. (a)(b)	48,887	18,606
Quince Therapeutics, Inc. (a)(b)	15,115	26,602
Radius Health, Inc. (c)	26,855	2,148
Rallybio Corp. (a)(b)	18,015	199,066
RAPT Therapeutics, Inc. (a)	15,878	424,101
Recursion Pharmaceuticals, Inc. (a)(b)	90,378	949,873
Regeneron Pharmaceuticals, Inc. (a)	60,570	35,194,804
REGENXBIO, Inc. (a)	23,128	682,276
Regulus Therapeutics, Inc. (a)(b)	9,205	13,071
Relay Therapeutics, Inc. (a)(b)	70,041	1,608,842
Reneo Pharmaceuticals, Inc. (a)	13,048	41,101
RenovoRx, Inc. (b)	3,794	7,967
Repare Therapeutics, Inc. (a)(b)	21,402	255,112
Repligen Corp. (a)(b)	31,171	6,837,982
Replimune Group, Inc. (a)	40,088	764,077
Revelation Biosciences, Inc. (a)(b)	1,542	623
Revolution Medicines, Inc. (a)(b)	59,834	1,246,342
Rezolute, Inc. (a)(b)	7,752	18,450
Rhythm Pharmaceuticals, Inc. (a)(b)	28,353	640,778
Rigel Pharmaceuticals, Inc. (a)	90,653	128,727
Rocket Pharmaceuticals, Inc. (a)(b)	49,396	761,192
Rubius Therapeutics, Inc. (a)(b)	49,919	34,943
S.A.B. Biotherapeutics, Inc. (a)(b)	14,671	10,271
Sage Therapeutics, Inc. (a)	32,980	1,242,027
Salarius Pharmaceuticals, Inc. (a)	35,070	7,049
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)(b)	122,366	101
Sana Biotechnology, Inc. (a)(b)	100,098	681,667
Sangamo Therapeutics, Inc. (a)	129,913	701,530
Sarepta Therapeutics, Inc. (a)	48,781	5,335,666
Savara, Inc. (a)	71,163	101,763
Scholar Rock Holding Corp. (a)(b)	46,978	391,797
Seagen, Inc. (a)	103,196	15,922,111
Selecta Biosciences, Inc. (a)(b)	151,599	285,006
Sellas Life Sciences Group, Inc. (a)(b)	12,014	36,763
Sensei Biotherapeutics, Inc. (a)	16,931	32,338
Senti Biosciences, Inc. (a)(b)	28,123	55,121
Sera Prognostics, Inc. (a)(b)	16,037	33,678
Seres Therapeutics, Inc. (a)(b)	113,882	585,353
Sesen Bio, Inc. (a)	92,579	63,880
Shattuck Labs, Inc. (a)	21,179	68,832
Sigilon Therapeutics, Inc. (a)	10,210	6,347
Silence Therapeutics PLC ADR (a)(b)	13,177	133,219
Silverback Therapeutics, Inc. (a)	16,976	92,349
Sinovac Biotech Ltd. (a)(c)	27,717	179,329
Sio Gene Therapies, Inc. (a)(b)	27,754	9,298
Societal Cdmo, Inc. (a)(b)	19,350	23,027
Soleno Therapeutics, Inc. (a)(b)	4,007	8,815
Solid Biosciences, Inc. (a)(b)	63,771	40,813
Soligenix, Inc. (a)(b)	54,007	42,017
Sonnet Biotherapeutics Holding (a)(b)	397,073	83,862
Sorrento Therapeutics, Inc. (a)(b)	335,784	688,357
Spectrum Pharmaceuticals, Inc. (a)	81,534	92,133
Spero Therapeutics, Inc. (a)	28,331	22,860
Springworks Therapeutics, Inc. (a)(b)	27,008	750,012
Spruce Biosciences, Inc. (a)(b)	9,482	19,912
Statera Biopharma, Inc. (a)	11,084	2,002
Stealth BioTherapeutics Corp. ADR (a)	48,791	15,379
Stoke Therapeutics, Inc. (a)	30,371	457,387
Summit Therapeutics, Inc. (a)	54,355	65,226
Sunshine Biopharma, Inc. (b)	20,179	22,399
Surface Oncology, Inc. (a)	23,135	31,464
Surrozen, Inc. (a)(b)	16,964	43,597
Sutro Biopharma, Inc. (a)	24,478	138,545
Synaptogenix, Inc. (a)(b)	5,004	42,084
Syndax Pharmaceuticals, Inc. (a)	38,393	906,459
Synlogic, Inc. (a)	71,644	71,644
Syros Pharmaceuticals, Inc. (a)(b)	23,934	19,162
T2 Biosystems, Inc. (a)(b)	161,426	19,775
Talaris Therapeutics, Inc. (a)	22,591	74,776
Tango Therapeutics, Inc. (a)(b)	47,068	192,979
Taysha Gene Therapies, Inc. (a)(b)	15,794	49,909
TCR2 Therapeutics, Inc. (a)	7,938	21,591
Tempest Therapeutics, Inc. (a)(b)	11,414	25,111
Tenax Therapeutics, Inc. (a)(b)	30,408	7,268
Tenaya Therapeutics, Inc. (a)(b)	21,980	96,492
TG Therapeutics, Inc. (a)	76,803	547,605
Theratechnologies, Inc. (a)(b)	51,510	111,262
Tiziana Life Sciences Ltd. (a)(b)	55,884	42,209
Tobira Therapeutics, Inc. rights (a)(c)	6,103	0
TONIX Pharmaceuticals Holding (a)(b)	6,759	6,894
TRACON Pharmaceuticals, Inc. (a)	18,969	37,559
TransCode Therapeutics, Inc. (a)(b)	17,023	20,598
Travere Therapeutics, Inc. (a)	38,619	1,033,444
Trevena, Inc. (a)(b)	186,442	40,253
TScan Therapeutics, Inc. (a)	12,786	35,162
Twist Bioscience Corp. (a)	32,492	1,303,579
Tyme Technologies, Inc. (a)(b)	17,692	5,088
Tyra Biosciences, Inc. (b)	23,991	158,581
Ultragenyx Pharmaceutical, Inc. (a)	38,924	1,856,286
Unicycive Therapeutics, Inc. (a)(b)	26,109	17,754
uniQure B.V. (a)	25,416	496,629
United Therapeutics Corp. (a)	25,367	5,748,670
UNITY Biotechnology, Inc. (a)	45,808	21,292
UroGen Pharma Ltd. (a)(b)	14,376	107,101
Vaccinex, Inc. (a)(b)	39,392	34,161
Vaccitech PLC ADR (a)(b)	7,880	34,278
Valneva SE ADR (a)(b)	359	6,681
Vanda Pharmaceuticals, Inc. (a)	35,063	370,967
Vascular Biogenics Ltd. (a)(b)	40,323	9,081
Vaxart, Inc. (a)(b)	68,197	211,411
Vaxcyte, Inc. (a)	38,597	1,009,698
Vaxxinity, Inc. Class A (b)	40,244	95,781
VBI Vaccines, Inc. (a)	280,778	251,465
VectivBio Holding AG (a)	23,054	124,492
Vera Therapeutics, Inc. (a)(b)	14,729	320,061
Veracyte, Inc. (a)(b)	47,399	966,940
Verastem, Inc. (a)	111,497	129,337
Vericel Corp. (a)	25,530	636,974
Vertex Pharmaceuticals, Inc. (a)	143,505	40,433,969
Verve Therapeutics, Inc. (a)(b)	43,231	1,658,341
Vigil Neuroscience, Inc. (b)	6,490	55,230
Viking Therapeutics, Inc. (a)(b)	46,434	147,660
Vincerx Pharma, Inc. (a)(b)	9,297	14,131
Vir Biotechnology, Inc. (a)	76,218	1,810,178
Viracta Therapeutics, Inc. (a)(b)	25,757	104,316
Viridian Therapeutics, Inc. (a)	50,749	1,127,135
Viridian Therapeutics, Inc. rights (a)(c)	30,380	0
Virios Therapeutics, Inc. (a)(b)	3,038	21,023
VistaGen Therapeutics, Inc. (a)(b)	109,903	20,222
Vor Biopharma, Inc. (a)(b)	17,145	87,954
Voyager Therapeutics, Inc. (a)(b)	22,411	133,794
vTv Therapeutics, Inc. Class A (a)(b)	44,768	47,454
Vyant Bio, Inc. (a)(b)	19,717	14,058
Werewolf Therapeutics, Inc. (a)(b)	15,965	80,783
Windtree Therapeutics, Inc. (a)(b)	19,030	7,498
X4 Pharmaceuticals, Inc. (a)	20,027	19,829
Xbiotech, Inc. (a)	15,395	61,734
Xencor, Inc. (a)	34,666	914,836
Xenetic Biosciences, Inc. (a)(b)	20,698	15,213
Xenon Pharmaceuticals, Inc. (a)	43,695	1,695,803
Xilio Therapeutics, Inc.	15,714	35,199
XOMA Corp. (a)(b)	6,585	130,910
XTL Biopharmaceuticals Ltd. ADR (a)	8,903	12,731
Y-mAbs Therapeutics, Inc. (a)(b)	25,116	403,865
Yield10 Bioscience, Inc. (a)(b)	7,586	23,592
Yumanity Therapeutics, Inc. (a)	21,160	36,184
Yumanity Therapeutics, Inc. rights (a)(c)	39,785	0
Zai Lab Ltd. ADR (a)	38,656	1,786,294
Zealand Pharma A/S sponsored ADR (a)(b)	3,611	66,045
Zentalis Pharmaceuticals, Inc. (a)	34,639	928,672
		521,072,089
Health Care Equipment & Supplies - 1.7%
Abiomed, Inc. (a)	25,243	6,545,005
Accelerate Diagnostics, Inc. (a)(b)	83,483	136,077
Accuray, Inc. (a)(b)	50,472	120,123
Acutus Medical, Inc. (a)	5,828	6,935
Aethlon Medical, Inc. (a)(b)	31,992	31,032
Align Technology, Inc. (a)	45,358	11,053,745
Allied Healthcare Products, Inc. (a)(b)	1,352	2,474
Alpha Tau Medical Ltd. Class A (a)(b)	20,242	159,305
Alphatec Holdings, Inc. (a)	53,739	407,879
Angiodynamics, Inc. (a)	20,081	444,593
Apollo Endosurgery, Inc. (a)	16,872	93,133
Apyx Medical Corp. (a)(b)	18,122	103,839
Aspira Women's Health, Inc. (a)(b)	64,182	32,733
Atricure, Inc. (a)	25,041	1,142,370
Atrion Corp.	1,094	660,721
Avinger, Inc. (a)(b)	3,056	4,340
AxoGen, Inc. (a)	22,322	209,157
Axonics Modulation Technologies, Inc. (a)	25,864	1,868,674
Beyond Air, Inc. (a)(b)	24,913	233,684
BioLase Technology, Inc. (a)(b)	4,175	16,011
BioLife Solutions, Inc. (a)	22,958	542,038
Biomerica, Inc. (a)(b)	5,860	20,744
BioSig Technologies, Inc. (a)(b)	16,167	17,784
Bioventus, Inc. (a)(b)	34,854	254,783
BrainsWay Ltd. ADR (a)(b)	3,457	14,675
Cardiovascular Systems, Inc. (a)	23,790	314,266
Cerus Corp. (a)	93,501	384,289
Check Capital Ltd. (a)(b)	58,636	20,523
Chembio Diagnostics, Inc. (a)(b)	75,338	45,632
ClearPoint Neuro, Inc. (a)(b)	13,370	172,072
Co.-Diagnostics, Inc. (a)(b)	17,214	58,183
ConforMis, Inc. (a)(b)	76,686	19,938
CryoPort, Inc. (a)(b)	32,180	1,050,999
Cue Health, Inc.	79,656	265,254
Cutera, Inc. (a)(b)	10,797	515,557
CVRx, Inc. (a)	10,458	75,821
CytoSorbents Corp. (a)(b)	21,655	41,145
DarioHealth Corp. (a)(b)	11,331	54,049
Delcath Systems, Inc. (a)(b)	2,322	9,660
Dentsply Sirona, Inc.	121,331	3,976,017
DexCom, Inc. (a)	220,213	18,103,711
Eargo, Inc. (a)(b)	14,243	25,922
EDAP TMS SA sponsored ADR (a)(b)	22,764	192,356
Ekso Bionics Holdings, Inc. (a)(b)	5,843	13,731
electroCore, Inc. (a)(b)	164,752	87,269
Embecta Corp. (b)	34,326	1,095,686
ENDRA Life Sciences, Inc. (a)(b)	35,458	10,343
Envveno Medical Corp. (a)(b)	20,487	151,399
Establishment Labs Holdings, Inc. (a)(b)	13,987	869,712
Femasys, Inc. (a)(b)	6,504	11,057
Fonar Corp. (a)	3,366	47,461
Helius Medical Technologies, Inc. (U.S.) (a)(b)	2,717	1,492
Heska Corp. (a)	5,658	515,274
Hologic, Inc. (a)	140,785	9,511,435
Hyperfine, Inc. (a)(b)	25,802	34,575
IceCure Medical Ltd. (a)(b)	3,905	6,678
ICU Medical, Inc. (a)	13,670	2,173,530
IDEXX Laboratories, Inc. (a)	47,033	16,349,611
Inari Medical, Inc. (a)(b)	30,948	2,146,244
InMode Ltd. (a)(b)	49,249	1,573,013
Inogen, Inc. (a)	13,301	380,808
Inspira Technologies Oxy BHN Ltd. (a)	2,924	5,029
InspireMD, Inc. (a)(b)	14,051	25,432
Insulet Corp. (a)	38,785	9,908,404
Integra LifeSciences Holdings Corp. (a)	47,719	2,276,673
Intuitive Surgical, Inc. (a)	203,728	41,914,999
InVivo Therapeutics Holdings Corp. (a)(b)	1,757	10,981
INVO Bioscience, Inc. (a)	4,947	4,789
IRadimed Corp.	7,986	267,930
iRhythm Technologies, Inc. (a)	16,900	2,491,905
Iridex Corp. (a)	7,305	18,993
Kewaunee Scientific Corp. (a)	1,782	35,533
KORU Medical Systems, Inc. (a)(b)	31,356	77,449
Lantheus Holdings, Inc. (a)	38,748	3,053,342
Lantheus Holdings, Inc. rights (a)(c)	50,063	1
LeMaitre Vascular, Inc. (b)	12,899	636,953
LENSAR, Inc. (a)	5,527	29,791
LivaNova PLC (a)	29,154	1,639,913
LogicMark, Inc. (a)(b)	6,057	6,905
Lucid Diagnostics, Inc. (b)	11,733	25,461
Lucira Health, Inc. (a)(b)	19,597	34,687
LumiraDx Ltd. (a)(b)	24,829	33,519
Masimo Corp. (a)	31,215	4,585,171
Medigus Ltd. ADR (a)	7,664	4,712
Meihua International Medical Technologies Co. Ltd.	6,446	25,010
Meridian Bioscience, Inc. (a)	24,681	804,354
Merit Medical Systems, Inc. (a)	31,052	1,839,210
Mesa Laboratories, Inc. (b)	2,822	482,167
Microbot Medical, Inc. (a)(b)	2,681	13,512
Minerva Surgical, Inc. (b)	7,396	12,573
Motus GI Holdings, Inc. (a)(b)	2,146	7,039
Nano-X Imaging Ltd. (a)(b)	29,795	396,571
NanoVibronix, Inc. (a)(b)	25,676	13,292
Nemaura Medical, Inc. (a)(b)	11,700	22,230
Neogen Corp. (a)(b)	59,046	1,234,061
Neovasc, Inc. (a)(b)	854	6,285
NeuroMetrix, Inc. (a)(b)	2,657	8,954
Neuronetics, Inc. (a)	6,338	22,627
NeuroOne Medical Technologies Corp. (a)(b)	1,701	4,338
NeuroPace, Inc. (a)(b)	12,686	52,139
NEXGEL, Inc. (a)	547	979
Novocure Ltd. (a)	61,867	5,081,137
NuVasive, Inc. (a)	29,326	1,246,648
Nyxoah SA (a)(b)	3,633	30,154
Omnicell, Inc. (a)	24,667	2,523,187
OraSure Technologies, Inc. (a)	41,450	169,531
Orthofix International NV (a)	9,251	184,095
OrthoPediatrics Corp. (a)(b)	10,727	526,588
Outset Medical, Inc. (a)	25,168	460,323
PAVmed, Inc. (a)(b)	45,379	54,001
PetVivo Holdings, Inc. (b)	12,298	30,499
Predictive Oncology, Inc. (a)	131,210	52,904
Pro-Dex, Inc. (a)(b)	3,523	67,642
PROCEPT BioRobotics Corp.	25,611	1,036,733
Profound Medical Corp. (a)(b)	10,870	75,547
Pulmonx Corp. (a)(b)	19,855	364,736
Pulse Biosciences, Inc. (a)(b)	15,897	20,189
QuidelOrtho Corp. (a)	75,817	6,009,255
Quotient Ltd. (a)	60,056	11,669
ReWalk Robotics Ltd. (a)(b)	29,639	29,639
Rockwell Medical Technologies, Inc. (a)(b)	3,194	5,781
RxSight, Inc. (a)	21,683	271,254
Sanara Medtech, Inc. (a)(b)	4,237	145,117
Seaspine Holdings Corp. (a)	17,528	112,179
Semler Scientific, Inc. (a)	4,084	186,680
Sensus Healthcare, Inc. (a)(b)	10,687	133,053
Shockwave Medical, Inc. (a)	20,121	5,973,120
SI-BONE, Inc. (a)	17,331	285,962
Sientra, Inc. (a)(b)	31,005	20,011
Sight Sciences, Inc. (a)(b)	24,595	171,427
Silk Road Medical, Inc. (a)	19,105	760,952
Sintx Technologies, Inc. (a)(b)	21,155	9,731
Sintx Technologies, Inc. rights 12/31/99 (a)(c)	21,155	0
SmileDirectClub, Inc. (a)(b)	44,592	50,835
Staar Surgical Co. (a)	26,676	2,523,283
STRATA Skin Sciences, Inc. (a)	17,447	17,278
Surgalign Holdings, Inc. (a)(b)	11,452	47,297
SurModics, Inc. (a)	7,764	261,569
Tactile Systems Technology, Inc. (a)	12,519	103,282
Talis Biomedical Corp. (a)(b)	13,579	12,221
Tandem Diabetes Care, Inc. (a)	35,812	1,638,041
Tela Bio, Inc. (a)(b)	6,966	58,863
Thermogenesis Holdings, Inc. (a)	6,501	1,596
Titan Medical, Inc. (a)(b)	76,620	37,414
TransMedics Group, Inc. (a)	17,684	920,099
Treace Medical Concepts, Inc. (a)	28,866	578,186
Trinity Biotech PLC sponsored ADR (a)	5,165	6,405
UFP Technologies, Inc. (a)	5,073	471,738
Utah Medical Products, Inc.	2,529	232,415
Varex Imaging Corp. (a)(b)	23,722	500,297
Venus Concept, Inc. (a)(b)	28,117	8,680
ViewRay, Inc. (a)	162,397	555,398
Vivani Medical, Inc. (a)(b)	3,026	12,407
Viveve Medical, Inc. (a)(b)	3,780	3,255
Zimvie, Inc. (a)	17,620	268,176
Zynex, Inc. (b)	24,118	215,615
		191,034,573
Health Care Providers & Services - 0.6%
1Life Healthcare, Inc. (a)	111,478	1,918,536
23andMe Holding Co. Class A (a)(b)	131,328	442,575
Acadia Healthcare Co., Inc. (a)	50,937	4,173,268
Accolade, Inc. (a)	52,646	535,936
AdaptHealth Corp. (a)	75,766	1,361,515
Addus HomeCare Corp. (a)	8,720	777,998
Aesthetic Medical International Holdings Group Ltd. ADR (a)(b)	2,491	5,131
AirSculpt Technologies, Inc. (b)	29,506	257,292
Akumin, Inc. (a)(b)	36,627	48,348
Alerislife, Inc. (a)(b)	17,017	18,889
Alignment Healthcare, Inc. (a)	103,822	1,579,133
Amedisys, Inc. (a)	18,157	2,150,697
Apollo Medical Holdings, Inc. (a)(b)	31,352	1,352,212
Assure Holdings Corp. (a)(b)	603	540
Aveanna Healthcare Holdings, Inc. (a)(b)	100,162	182,295
BIMI International Medical, Inc. (a)(b)	3,568	1,755
Biodesix, Inc. (a)(b)	16,804	31,760
Caladrius Biosciences, Inc. (a)(b)	30,152	14,805
CareMax, Inc. Class A (a)(b)	48,842	334,079
Castle Biosciences, Inc. (a)(b)	13,646	395,734
Clover Health Investments Corp. (a)(b)	192,364	502,070
Compass Digital Acquisition Corp. (a)	13,835	134,338
Corvel Corp. (a)	10,115	1,571,669
Cosmos Holdings, Inc. (a)	1,384	495
Covetrus, Inc. (a)	77,251	1,612,228
Cross Country Healthcare, Inc. (a)	22,341	567,015
DocGo, Inc. Class A (a)(b)	55,906	570,241
Fulgent Genetics, Inc. (a)	17,116	744,033
G Medical Innovations Holdings Ltd. (a)	38,958	13,811
Great Elm Group, Inc. (a)	7,056	14,818
Greenbrook TMS, Inc. (a)	16,163	53,823
Guardant Health, Inc. (a)	56,825	2,844,660
HealthEquity, Inc. (a)	48,065	3,176,135
Henry Schein, Inc. (a)	77,434	5,684,430
IMAC Holdings, Inc. (a)(b)	54,807	25,979
Innovage Holding Corp. (a)(b)	77,714	285,210
LHC Group, Inc. (a)	17,264	2,787,618
LifeStance Health Group, Inc. (a)(b)	231,949	1,458,959
Modivcare, Inc. (a)	7,758	840,347
MSP Recovery, Inc. (a)(b)	13,433	23,105
MSP Recovery, Inc. warrants 5/20/27 (a)(b)	1,585,094	106,994
National Research Corp. Class A	15,135	516,255
Novo Integrated Sciences, Inc. (a)(b)	12,127	20,010
Ontrak, Inc. (a)(b)	10,232	6,655
Opko Health, Inc. (a)(b)	430,736	939,004
Option Care Health, Inc. (a)	102,132	3,162,007
P3 Health Partners, Inc. Class A (a)(b)	55,233	271,746
Patterson Companies, Inc.	54,157	1,510,439
Pennant Group, Inc. (a)	17,279	270,762
PetIQ, Inc. Class A (a)	15,095	140,987
Precipio, Inc. (a)(b)	61,940	73,089
Premier, Inc.	68,207	2,403,615
Privia Health Group, Inc. (a)(b)	60,872	2,422,097
Progyny, Inc. (a)	56,927	2,289,035
Psychemedics Corp.	4,592	30,399
Quipt Home Medical Corp. (a)(b)	18,355	89,022
R1 Rcm, Inc. (a)	234,912	5,132,827
RadNet, Inc. (a)	43,419	872,288
Reunion Neuroscience, Inc. (a)	925	3,395
Sema4 Holdings Corp. Class A (a)(b)	167,679	171,033
Star Equity Holdings, Inc. (a)(b)	11,004	11,774
Surgery Partners, Inc. (a)	49,363	1,358,963
Talkspace, Inc. Class A (a)(b)	79,242	105,392
The Ensign Group, Inc.	31,601	2,695,565
The Joint Corp. (a)	8,305	151,483
The Oncology Institute, Inc. (a)(b)	32,634	207,226
Viemed Healthcare, Inc. (a)	19,429	115,214
Virax Biolabs Group Ltd. (d)	5,416	19,010
Vivos Therapeutics, Inc. (a)(b)	36,452	44,836
		63,634,604
Health Care Technology - 0.1%
Akili, Inc. (a)(b)	24,847	111,066
Allscripts Healthcare Solutions, Inc. (a)	71,702	1,218,934
Augmedix, Inc. (b)	8,640	14,602
Better Therapeutics, Inc. (a)(b)	6,986	11,946
Biotricity, Inc. (a)(b)	31,571	35,360
CareCloud, Inc. (a)(b)	13,011	42,026
Certara, Inc. (a)	103,578	1,623,067
Change Healthcare, Inc. (a)	183,113	4,499,086
Computer Programs & Systems, Inc. (a)	10,575	322,643
Definitive Healthcare Corp. (b)	59,328	1,191,306
Field Trip Health & Wellness Ltd. (a)	3,980	1,114
Forian, Inc. (a)(b)	18,658	77,244
GoodRx Holdings, Inc. (a)(b)	1,123	6,850
Health Catalyst, Inc. (a)	46,758	561,096
HealthStream, Inc. (a)	16,614	367,668
HTG Molecular Diagnostics (a)(b)	9,321	8,044
iCAD, Inc. (a)	17,375	52,299
iSpecimen, Inc. (a)(b)	5,334	11,681
NantHealth, Inc. (a)(b)	55,825	26,874
Nextgen Healthcare, Inc. (a)	39,057	669,437
Nutex Health, Inc. (a)(b)	326,183	877,432
OptimizeRx Corp. (a)	10,957	173,888
Pear Therapeutics, Inc. Class A (a)(b)	76,730	135,045
Renalytix AI PLC ADR (a)(b)	4,865	10,119
Schrodinger, Inc. (a)	41,764	1,146,004
SCWorx, Corp. (a)(b)	21,155	14,068
Sharecare, Inc. Class A (a)(b)	208,717	381,952
Simulations Plus, Inc. (b)	11,532	692,497
SOPHiA GENETICS SA (a)(b)	20,681	68,040
Streamline Health Solutions, Inc. (a)(b)	14,467	23,726
Tabula Rasa HealthCare, Inc. (a)(b)	16,205	78,594
Telemynd, Inc. (a)(c)	92	0
		14,453,708
Life Sciences Tools & Services - 0.6%
10X Genomics, Inc. (a)	57,477	1,896,166
AbCellera Biologics, Inc. (a)(b)	155,411	1,659,789
Absci Corp. (a)(b)	51,699	174,226
Adaptive Biotechnologies Corp. (a)	61,825	551,479
Akoya Biosciences, Inc. (a)	25,075	285,855
Alpha Teknova, Inc. (a)	16,055	72,408
Applied DNA Sciences, Inc. (a)(b)	15,383	47,995
Azenta, Inc.	41,417	2,183,090
Bio-Techne Corp.	21,880	7,260,003
BioNano Genomics, Inc. (a)(b)	155,696	386,126
Bruker Corp.	84,447	4,729,032
Champions Oncology, Inc. (a)	10,958	87,445
ChromaDex, Inc. (a)(b)	42,495	61,193
Codex DNA, Inc. (a)(b)	4,784	9,185
Codexis, Inc. (a)	35,046	245,672
Compugen Ltd. (a)(b)	27,170	31,789
Cytek Biosciences, Inc. (a)	77,112	898,355
Evotec SE ADR	13,238	147,207
Genetic Technologies Ltd. ADR (a)	2,511	3,666
Harvard Bioscience, Inc. (a)	25,302	83,497
ICON PLC (a)	45,714	9,592,169
Illumina, Inc. (a)	89,926	18,132,679
ImmunoPrecise Antibodies Ltd. (a)(b)	17,484	93,190
Inotiv, Inc. (a)(b)	12,964	253,705
IsoPlexis Corp. (b)	21,237	41,200
Maravai LifeSciences Holdings, Inc. (a)	75,470	1,575,059
MaxCyte, Inc. (a)(b)	54,747	284,684
Medpace Holdings, Inc. (a)	19,374	2,859,796
Miromatrix Medical, Inc. (a)(b)	10,203	34,282
Nanostring Technologies, Inc. (a)	24,841	336,844
Nautilus Biotechnology, Inc. (a)(b)	73,031	161,399
NeoGenomics, Inc. (a)	83,184	835,999
Olink Holding AB ADR (a)(b)	19,562	296,169
Pacific Biosciences of California, Inc. (a)(b)	120,026	703,352
Personalis, Inc. (a)	23,807	78,801
Quanterix Corp. (a)	19,890	185,972
Quantum-Si, Inc. (a)	64,799	202,173
Quoin Pharmaceuticals Ltd.:
ADR (a)(b)(e)	1,151	3,764
rights (a)(c)	3,438,400	34
Rapid Micro Biosystems, Inc. (a)(b)	21,522	71,668
Science 37 Holdings, Inc. (a)	82,595	130,500
Seer, Inc. (a)(b)	18,050	182,305
Singular Genomics Systems, Inc. (a)(b)	20,061	53,563
SomaLogic, Inc. Class A (a)	97,869	360,158
Sotera Health Co. (a)	159,442	2,696,164
Standard BioTools, Inc. (a)(b)	41,862	59,025
Syneos Health, Inc. (a)	57,615	3,463,238
		63,502,070
Pharmaceuticals - 0.8%
9 Meters Biopharma, Inc. (a)	137,039	36,329
A Menarini Industrie Farmaceut rights (a)(c)	32,407	9,435
Acasti Pharma, Inc. (a)(b)	18,348	14,913
AcelRx Pharmaceuticals, Inc. (a)(b)	149,708	44,164
Acer Therapeutics, Inc. (a)(b)	14,284	18,998
Aclaris Therapeutics, Inc. (a)	38,620	614,444
Adamis Pharmaceuticals Corp. (a)(b)	87,706	29,206
Adial Pharmaceuticals, Inc. (a)(b)	16,546	8,882
Aerie Pharmaceuticals, Inc. (a)	28,131	424,778
Agile Therapeutics, Inc. (a)(b)	2,400	966
Akari Therapeutics PLC sponsored ADR (a)(b)	30,264	35,712
Alimera Sciences, Inc. (a)(b)	5,507	37,448
Altamira Therapeutics Ltd. (a)(b)	18,871	6,907
Amphastar Pharmaceuticals, Inc. (a)	29,456	871,898
Amryt Pharma PLC ADR (a)(b)	32,094	232,682
Amylyx Pharmaceuticals, Inc. (b)	40,285	1,016,793
AN2 Therapeutics, Inc. (b)	2,199	37,691
Anebulo Pharmaceuticals, Inc. (a)(b)	4,108	13,063
Angion Biomedica Corp. (a)	16,608	16,940
ANI Pharmaceuticals, Inc. (a)	9,565	352,853
Aquestive Therapeutics, Inc. (a)(b)	39,828	57,551
Artelo Biosciences, Inc. (a)(b)	3,253	12,524
Arvinas Holding Co. LLC (a)(b)	34,821	1,474,321
Assertio Holdings, Inc. (a)(b)	29,212	74,491
AstraZeneca PLC sponsored ADR	336,036	20,961,926
atai Life Sciences NV (a)(b)	24,596	110,682
Atea Pharmaceuticals, Inc. (a)	43,830	328,725
Athira Pharma, Inc. (a)(b)	16,877	57,044
Aurora Cannabis, Inc. (a)(b)	266,465	426,344
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	40,528	269,106
Avenue Therapeutics, Inc. (a)	19,103	4,600
Axsome Therapeutics, Inc. (a)(b)	24,873	1,586,897
Baudax Bio, Inc. (a)(b)	17,792	5,800
Belite Bio, Inc. ADR (b)	7,264	233,247
Biofrontera, Inc. (b)	10,901	12,645
Biondvax Pharmaceuticals Ltd. ADR (a)(b)	13,768	15,145
Bright Green Corp. (a)(b)	89,677	123,754
Calliditas Therapeutics AB ADR (a)(b)	5,831	96,212
Cara Therapeutics, Inc. (a)(b)	34,753	358,651
Cardiol Therapeutics, Inc. (a)(b)	52,435	58,727
Cassava Sciences, Inc. (a)(b)	22,322	574,345
China SXT Pharmaceuticals, Inc. (a)(b)	1,333	1,873
CinCor Pharma, Inc. (b)	27,665	934,247
Citius Pharmaceuticals, Inc. (a)(b)	75,361	92,694
Clearside Biomedical, Inc. (a)	38,079	52,168
Clever Leaves Holdings, Inc. (a)(b)	14,276	11,692
CNS Pharmaceuticals, Inc. (a)(b)	40,696	9,946
Cocrystal Pharma, Inc. (a)(b)	50,667	20,312
Cognition Therapeutics, Inc. (b)	8,935	18,138
Collegium Pharmaceutical, Inc. (a)	23,387	411,143
Context Therapeutics, Inc. (b)	2,231	4,239
Corcept Therapeutics, Inc. (a)	62,375	1,610,523
CorMedix, Inc. (a)(b)	22,697	80,120
Cronos Group, Inc. (a)(b)	206,950	631,198
Cumberland Pharmaceuticals, Inc. (a)(b)	11,327	26,618
CymaBay Therapeutics, Inc. (a)	58,261	206,244
Dare Bioscience, Inc. (a)(b)	29,994	32,394
Dermata Therapeutics, Inc. (b)	15,860	9,040
DICE Therapeutics, Inc.	21,028	330,140
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	12,729
Durect Corp. (a)(b)	139,062	101,168
Edgewise Therapeutics, Inc. (a)	29,375	296,100
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Eloxx Pharmaceuticals, Inc. (a)(b)	118,190	42,548
Enveric Biosciences, Inc. (a)(b)	96	536
Esperion Therapeutics, Inc. (a)(b)	37,668	281,003
Eton Pharmaceuticals, Inc. (a)(b)	19,371	43,778
Evofem Biosciences, Inc. (a)(b)	10,617	3,716
Evoke Pharma, Inc. (a)(b)	4,486	12,112
Evolus, Inc. (a)(b)	29,762	286,013
Eyenovia, Inc. (a)(b)	21,508	35,058
Eyepoint Pharmaceuticals, Inc. (a)(b)	15,491	154,910
Fulcrum Therapeutics, Inc. (a)	21,636	160,106
GH Research PLC (a)(b)	28,173	438,090
Harmony Biosciences Holdings, Inc. (a)(b)	33,782	1,483,368
Harrow Health, Inc. (a)(b)	22,525	202,500
Hepion Pharmaceuticals, Inc. (a)(b)	40,121	27,391
HEXO Corp. (a)(b)	80,723	16,936
High Tide, Inc. (a)(b)	46,134	68,740
Hoth Therapeutics, Inc. (a)(b)	49,686	21,365
HUTCHMED China Ltd. sponsored ADR (a)(b)	33,593	432,006
Ikena Oncology, Inc. (a)	27,112	128,782
IMARA, Inc. (a)	15,052	17,761
Incannex Healthcare Ltd. ADR (a)(b)	489	2,064
InMed Pharmaceuticals, Inc. (a)	13,905	3,309
Innoviva, Inc. (a)	42,389	557,839
InterCure Ltd. (a)(b)	14,148	73,145
Intra-Cellular Therapies, Inc. (a)	53,306	2,679,160
Ipsen SA (c)	103,469	2,069
Iterum Therapeutics PLC (a)(b)	6,139	16,207
Jaguar Health, Inc. (a)(b)	39,619	9,310
Jazz Pharmaceuticals PLC (a)	34,609	5,372,009
Kala Pharmaceuticals, Inc. (a)(b)	39,470	11,999
KemPharm, Inc. (a)(b)	18,495	100,983
Kiora Pharmaceuticals, Inc. (a)(b)	131,312	25,527
Landos Biopharma, Inc. (a)(b)	23,054	20,749
Lexaria Bioscience Corp. (a)(b)	2,740	8,110
Lipocine, Inc. (a)(b)	61,226	35,511
Liquidia Technologies, Inc. (a)	36,922	213,040
Longboard Pharmaceuticals, Inc. (a)	6,573	22,020
Lyra Therapeutics, Inc. (a)	10,575	61,229
Marinus Pharmaceuticals, Inc. (a)(b)	20,303	141,309
MediWound Ltd. (a)(b)	18,827	36,713
Milestone Pharmaceuticals, Inc. (a)(b)	17,576	152,208
Mind Medicine (MindMed), Inc. (a)(b)	946	11,087
MyMD Pharmaceuticals, Inc. (a)(b)	21,161	79,142
Nabriva Therapeutics PLC (a)(b)	42,738	6,983
Nektar Therapeutics (a)(b)	108,015	425,579
NGM Biopharmaceuticals, Inc. (a)	44,097	622,209
NLS Pharmaceutics Ltd. (a)(b)	14,362	7,108
Novan, Inc. (a)	10,162	25,811
NRX Pharmaceuticals, Inc. (a)(b)	30,907	20,090
Nutriband, Inc. (b)	6,717	25,860
Ocular Therapeutix, Inc. (a)	42,919	218,029
Ocuphire Pharma, Inc. (a)(b)	34,766	78,919
Omeros Corp. (a)(b)	40,138	161,756
Onconova Therapeutics, Inc. (a)	33,198	39,672
Opiant Pharmaceuticals, Inc. (a)	3,728	44,699
OptiNose, Inc. (a)(b)	50,383	183,898
Oramed Pharmaceuticals, Inc. (a)(b)	18,130	155,193
Otonomy, Inc. (a)(b)	53,180	19,464
Pacira Biosciences, Inc. (a)	26,424	1,386,732
PainReform Ltd. (a)(b)	19,107	12,802
Palisade Bio, Inc. (a)(b)	65,337	10,637
Palisade Bio, Inc. rights (a)(c)	29,628	0
Paratek Pharmaceuticals, Inc. (a)(b)	29,676	74,487
Petros Pharmaceuticals, Inc. (a)(b)	6,734	4,414
Pharvaris BV (a)	18,643	169,465
Phathom Pharmaceuticals, Inc. (a)(b)	20,885	178,358
Phibro Animal Health Corp. Class A	16,621	246,157
Pliant Therapeutics, Inc. (a)(b)	35,339	681,336
PLx Pharma PLC (a)(b)	25,849	21,483
PolyPid Ltd. (a)(b)	12,545	77,152
Procaps Group SA (a)(b)	18,661	136,225
Processa Pharmaceuticals, Inc. (a)(b)	11,057	30,407
ProPhase Labs, Inc. (b)	11,262	136,383
Provention Bio, Inc. (a)	36,258	156,635
Pulmatrix, Inc. (a)(b)	2,220	9,812
Purple Biotech Ltd. ADR (a)	12,666	29,892
Qilian International Holding Group Ltd. (a)(b)	23,641	30,970
Rain Therapeutics, Inc. (a)(b)	10,662	63,226
Rani Therapeutics Holdings, Inc. (a)(b)	14,915	132,744
Reata Pharmaceuticals, Inc. (a)(b)	13,404	320,490
RedHill Biopharma Ltd. sponsored ADR (a)(b)	41,637	37,444
Regencell Bioscience Holdings Ltd. (a)(b)	6,816	199,709
Relmada Therapeutics, Inc. (a)	26,419	769,850
Revance Therapeutics, Inc. (a)	47,886	952,931
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	12,478	27,327
Roivant Sciences Ltd. (a)(b)	403,636	1,436,944
Royalty Pharma PLC (b)	240,802	10,067,932
RVL Pharmaceuticals PLC (a)	45,207	101,716
Sanofi SA sponsored ADR	163,378	6,703,399
Satsuma Pharmaceuticals, Inc. (a)	19,951	128,484
scPharmaceuticals, Inc. (a)	18,268	106,868
SCYNEXIS, Inc. (a)(b)	18,298	46,294
Seelos Therapeutics, Inc. (a)(b)	84,689	95,699
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SenesTech, Inc. (a)(b)	31,648	16,773
SIGA Technologies, Inc. (b)	42,115	635,094
Sol-Gel Technologies Ltd. (a)(b)	13,406	80,972
Sonoma Pharmaceuticals, Inc. (a)	4,975	13,831
Supernus Pharmaceuticals, Inc. (a)	32,482	1,111,859
Tarsus Pharmaceuticals, Inc. (a)	13,044	200,617
Terns Pharmaceuticals, Inc. (a)	14,756	57,548
TFF Pharmaceuticals, Inc. (a)(b)	10,670	49,189
The Valens Co., Inc. (a)(b)	18,380	16,174
TherapeuticsMD, Inc. (a)(b)	2,275	22,545
Theravance Biopharma, Inc. (a)	43,005	387,475
Theseus Pharmaceuticals, Inc. (b)	20,295	138,412
Tilray Brands, Inc. Class 2 (a)(b)	293,061	1,113,632
Titan Pharmaceuticals, Inc. (a)(b)	19,257	25,419
Trevi Therapeutics, Inc. (a)	21,600	68,688
Tricida, Inc. (a)(b)	34,018	425,905
Universe Pharmaceuticals, Inc. (a)	8,802	4,481
Vallon Pharamceuticals, Inc. (a)(b)	9,542	3,912
Ventyx Biosciences, Inc. (b)	37,390	762,756
Verona Pharma PLC ADR (a)(b)	42,350	441,287
Verrica Pharmaceuticals, Inc. (a)(b)	16,292	63,865
Viatris, Inc.	674,955	6,445,820
Virpax Pharmaceuticals, Inc. (a)(b)	6,419	8,152
Vyne Therapeutics, Inc. (a)(b)	30,249	9,477
WAVE Life Sciences (a)(b)	49,083	145,777
Xeris Biopharma Holdings, Inc. (a)(b)	76,277	127,383
Xeris Biopharma Holdings, Inc. rights (a)(c)	39,901	7,227
Zogenix, Inc. rights (a)(c)	35,750	24,310
Zynerba Pharmaceuticals, Inc. (a)(b)	21,768	25,469
		88,104,746
TOTAL HEALTH CARE		941,801,790
INDUSTRIALS - 4.4%
Aerospace & Defense - 0.2%
A2Z Smart Technologies Corp. (a)(b)	2,393	8,806
AeroVironment, Inc. (a)	14,029	1,243,671
AerSale Corp. (a)(b)	32,388	624,441
Astra Space, Inc. Class A (a)(b)	3,863	3,295
Astronics Corp. (a)	11,489	105,814
Astrotech Corp. (a)	36,874	16,962
Axon Enterprise, Inc. (a)	40,377	4,711,188
Byrna Technologies, Inc. (a)(b)	14,709	131,351
Draganfly, Inc. (a)(b)	18,003	16,923
EHang Holdings Ltd. ADR (a)(b)	17,186	112,568
Elbit Systems Ltd. (b)	25,289	5,322,576
Innovative Solutions & Support, Inc. (a)	6,779	48,470
Kratos Defense & Security Solutions, Inc. (a)	68,797	862,714
Lilium NV (a)(b)	154,385	358,173
Mercury Systems, Inc. (a)	33,713	1,622,607
Momentus, Inc. Class A (a)(b)	35,057	62,051
RADA Electronic Industries Ltd. (a)(b)	29,760	298,493
Rocket Lab U.S.A., Inc. Class A (a)(b)	255,513	1,405,322
Satellogic, Inc. Class A (a)(b)	49,366	212,767
Sigma Additive Solutions, Inc. (a)(b)	14,199	14,199
TAT Technologies Ltd. (a)(b)	4,899	31,599
Virgin Orbit Holdings, Inc. (a)(b)	176,023	623,121
VirTra, Inc. (a)	1,810	9,629
Woodward, Inc.	33,738	3,139,996
		20,986,736
Air Freight & Logistics - 0.2%
Air T, Inc. (a)(b)	1,316	22,161
Air Transport Services Group, Inc. (a)	43,309	1,304,900
Atlas Air Worldwide Holdings, Inc. (a)	15,134	1,512,189
C.H. Robinson Worldwide, Inc. (b)	71,213	8,128,964
Expeditors International of Washington, Inc.	96,156	9,893,491
Forward Air Corp.	15,781	1,531,388
Freight Technologies, Inc. (a)(b)	7,601	12,162
Hub Group, Inc. Class A (a)	18,738	1,495,480
		23,900,735
Airlines - 0.2%
Allegiant Travel Co. (a)	9,991	964,132
American Airlines Group, Inc. (a)	360,724	4,685,805
Blade Air Mobility, Inc. (a)(b)	44,231	228,232
Frontier Group Holdings, Inc. (a)(b)	120,000	1,548,000
Hawaiian Holdings, Inc. (a)(b)	31,196	467,628
JetBlue Airways Corp. (a)	186,955	1,456,379
Mesa Air Group, Inc. (a)	19,225	46,717
Ryanair Holdings PLC sponsored ADR (a)	56,333	4,095,972
SkyWest, Inc. (a)	28,361	603,806
Sun Country Airlines Holdings, Inc. (a)	30,637	610,289
United Airlines Holdings, Inc. (a)	180,912	6,333,729
		21,040,689
Building Products - 0.1%
AAON, Inc.	37,183	2,137,279
AeroClean Technologies, Inc. (b)	7,134	23,186
American Woodmark Corp. (a)	8,946	463,671
Antelope Enterprise Holdings L (a)(b)	13,809	11,945
Apogee Enterprises, Inc.	12,606	514,829
Applied UV, Inc. (a)(b)	4,305	7,232
Caesarstone Sdot-Yam Ltd.	30,851	314,372
CSW Industrials, Inc.	8,472	1,072,555
DIRTT Environmental Solutions Ltd. (a)(b)	44,471	31,245
Gibraltar Industries, Inc. (a)	18,047	755,267
Intelligent Living Application Group, Inc. (b)	8,624	21,474
UFP Industries, Inc.	35,108	2,787,224
View, Inc. Class A (a)(b)	117,562	209,260
		8,349,539
Commercial Services & Supplies - 0.5%
ACV Auctions, Inc. Class A (a)	55,646	473,547
Aqua Metals, Inc. (a)(b)	36,541	33,442
Aurora Innovation, Inc. (a)(b)	358,717	767,654
Casella Waste Systems, Inc. Class A (a)	27,982	2,292,565
CECO Environmental Corp. (a)	21,695	216,082
Cimpress PLC (a)	15,021	504,405
Cintas Corp.	56,972	23,178,488
Copart, Inc. (a)	132,491	15,852,548
Driven Brands Holdings, Inc. (a)	94,370	2,966,049
Fuel Tech, Inc. (a)	7,428	10,473
Greenwave Technology Solutions, Inc. (a)(b)	7,560	23,890
Guardforce AI Co. Ltd. (b)	4,796	1,745
Healthcare Services Group, Inc.	46,535	654,747
Heritage-Crystal Clean, Inc. (a)	13,663	445,004
Interface, Inc.	29,819	333,078
Kimball International, Inc. Class B	34,877	266,809
Knightscope, Inc. Class A (b)	8,793	23,038
Matthews International Corp. Class A	14,831	370,923
Millerknoll, Inc.	40,332	1,116,390
Odyssey Marine Exploration, Inc. (a)(b)	6,411	20,002
Performant Financial Corp. (a)	25,601	53,506
Perma-Fix Environmental Services, Inc. (a)	9,998	51,190
PyroGenesis Canada, Inc. (a)(b)	105,149	147,209
Quest Resource Holding Corp. (a)	5,212	32,783
Quhuo Ltd. ADR (a)(b)	348	1,204
Recycling Asset Holdings, Inc. (a)(c)	694	24
Sentage Holdings, Inc. (a)	346	1,208
Smart Powerr Corp. (a)(b)	2,863	8,875
SP Plus Corp. (a)	13,740	455,344
Stericycle, Inc. (a)	51,587	2,583,993
Tetra Tech, Inc.	29,837	4,052,163
TOMI Environmental Solutions, Inc. (a)(b)	8,765	7,097
Virco Manufacturing Co. (a)	950	4,123
VSE Corp.	7,604	318,227
		57,267,825
Construction & Engineering - 0.1%
Bowman Consulting Group Ltd. (a)	2,968	45,262
Capitalworks Emerging Markets Acquisition Corp. (a)	2,441	24,776
Concrete Pumping Holdings, Inc. (a)	28,584	191,513
Construction Partners, Inc. Class A (a)	27,784	812,960
Great Lakes Dredge & Dock Corp. (a)	35,442	339,180
IES Holdings, Inc. (a)	12,297	373,706
Infrastructure and Energy Alternatives, Inc. (a)	28,135	399,798
iSun, Inc. (a)(b)	10,234	30,293
Limbach Holdings, Inc. (a)(b)	6,648	53,383
Matrix Service Co. (a)	12,262	69,648
MYR Group, Inc. (a)	9,722	903,563
Northwest Pipe Co. (a)	7,033	222,665
NV5 Global, Inc. (a)	8,747	1,231,228
Orbital Infrastructure Group I (a)(b)	34,811	27,849
Primoris Services Corp.	31,414	636,762
QualTek Services, Inc. Class A (a)(b)	22,514	44,353
SG Blocks, Inc. (a)(b)	5,721	13,044
Sterling Construction Co., Inc. (a)	17,918	453,146
Willscot Mobile Mini Holdings (a)	190,008	7,626,921
		13,500,050
Electrical Equipment - 0.3%
ADS-TEC Energy PLC (a)(b)	14,709	118,702
Advent Technologies Holdings, Inc. Class A (a)(b)	25,238	79,247
Allied Motion Technologies, Inc.	8,863	310,382
American Superconductor Corp. (a)	23,972	128,010
Array Technologies, Inc. (a)	87,239	1,823,295
Asia Pacific Wire & Cable Corp. Ltd. (a)(b)	107,599	164,626
Ballard Power Systems, Inc. (a)(b)	164,663	1,284,371
Beam Global (a)(b)	6,808	99,873
Blink Charging Co. (a)(b)	27,952	597,334
Broadwind, Inc. (a)	9,566	28,889
Capstone Turbine Corp. (a)(b)	5,108	12,310
CBAK Energy Technology, Inc. (a)(b)	60,126	83,575
Encore Wire Corp.	11,489	1,494,719
Energous Corp. (a)(b)	89,434	122,525
Energy Focus, Inc. (a)(b)	4,115	3,086
Enovix Corp. (a)(b)	87,094	1,926,519
Eos Energy Enterprises, Inc. (a)(b)	27,175	55,981
Fluence Energy, Inc. (b)	31,373	625,891
Flux Power Holdings, Inc. (a)(b)	15,492	38,575
FTC Solar, Inc. (a)(b)	83,579	346,017
FuelCell Energy, Inc. (a)(b)	225,259	943,835
Fusion Fuel Green PLC Class A (a)(b)	4,794	37,489
Ideal Power, Inc. (a)(b)	6,424	93,148
LSI Industries, Inc.	17,145	132,702
NeoVolta, Inc. (a)	4,318	16,797
Nuvve Holding Corp. (a)(b)	16,407	47,088
Orion Energy Systems, Inc. (a)	14,347	24,103
Pineapple Energy, Inc. (a)(b)	1,083	2,513
Pineapple Energy, Inc. rights (a)(c)	1,083	0
Pioneer Power Solutions, Inc. (a)	9,793	33,982
Plug Power, Inc. (a)(b)	323,106	9,059,892
Polar Power, Inc. (a)(b)	8,285	27,589
Powell Industries, Inc.	6,368	157,035
Preformed Line Products Co.	3,095	240,791
Shoals Technologies Group, Inc. (a)	65,301	1,721,987
SKYX Platforms Corp. (b)	74,056	230,314
Sunrun, Inc. (a)	120,249	3,971,824
Sunworks, Inc. (a)(b)	14,202	48,713
TPI Composites, Inc. (a)	21,435	398,477
Tritium DCFC Ltd. (a)(b)	101,080	701,495
Ultralife Corp. (a)	11,042	55,210
Vicor Corp. (a)	18,628	1,325,196
		28,614,107
Industrial Conglomerates - 0.8%
Gaucho Group Holdings, Inc. (a)(b)	9,967	2,863
Honeywell International, Inc.	385,339	72,963,940
Icahn Enterprises LP	178,121	9,199,950
		82,166,753
Machinery - 0.5%
Agrify Corp. (a)(b)	11,285	8,013
Altra Industrial Motion Corp.	35,733	1,356,067
Astec Industries, Inc.	13,267	506,534
Berkshire Grey, Inc. Class A (a)(b)	120,675	243,764
Blue Bird Corp. (a)	16,718	198,443
Columbus McKinnon Corp. (NY Shares)	16,265	498,197
Commercial Vehicle Group, Inc. (a)	21,200	138,436
Eastern Co. (b)	4,547	91,076
Energy Recovery, Inc. (a)	35,074	804,598
Fast Radius, Inc. Class A (a)(b)	28,548	20,843
Franklin Electric Co., Inc.	25,745	2,235,953
FreightCar America, Inc. (a)(b)	32,845	136,635
Greenland Technologies Holding Corp. (a)(b)	5,467	18,096
GreenPower Motor Co., Inc. (a)(b)	11,083	33,914
Hillman Solutions Corp. Class A (a)(b)	118,272	992,302
Hurco Companies, Inc.	4,416	107,176
Hyzon Motors, Inc. Class A (a)(b)	134,771	287,062
Ideanomics, Inc. (a)(b)	232,089	137,490
JE Cleantech Holdings Ltd.	7,504	10,431
Kornit Digital Ltd. (a)	27,307	848,702
L.B. Foster Co. Class A (a)	5,419	70,989
Lincoln Electric Holdings, Inc.	32,427	4,432,447
LiqTech International, Inc. (a)(b)	14,828	6,969
Manitex International, Inc. (a)	14,236	77,017
Microvast Holdings, Inc. (a)(b)	170,830	420,242
Middleby Corp. (a)	29,825	4,289,432
Nikola Corp. (a)(b)	247,587	1,327,066
NN, Inc. (a)(b)	23,071	49,372
Nordson Corp.	32,070	7,285,342
Omega Flex, Inc. (b)	6,379	644,407
PACCAR, Inc.	195,459	17,104,617
Park-Ohio Holdings Corp.	7,033	116,677
Perma-Pipe International Holdings, Inc. (a)	5,390	50,666
Proterra, Inc. Class A (a)(b)	157,874	953,559
RBC Bearings, Inc. (a)	16,296	3,922,121
Sarcos Technology and Robotics Corp. Class A (a)(b)	75,604	247,981
Shyft Group, Inc. (The)	20,942	501,561
Symbotic, Inc. (a)(b)	35,622	443,850
Taylor Devices, Inc. (a)	1,759	17,625
Twin Disc, Inc. (a)	9,749	90,666
Urban-Gro, Inc. (a)(b)	1,561	5,885
voxeljet AG ADR (a)	2,769	13,264
Westport Fuel Systems, Inc. (a)(b)	72,395	78,911
Xos, Inc. Class A (a)(b)	97,889	148,791
		50,973,189
Marine - 0.0%
Capital Product Partners LP	6,724	102,138
Castor Maritime, Inc. (a)(b)	49,703	67,596
Eagle Bulk Shipping, Inc.	8,764	380,708
EuroDry Ltd. (a)(b)	3,499	49,686
Euroseas Ltd. (b)	5,072	118,888
Golden Ocean Group Ltd. (b)	114,916	1,102,044
Grindrod Shipping Holdings Ltd.	11,246	265,293
Pangaea Logistics Solutions Ltd. (b)	29,549	148,040
Performance Shipping, Inc. (a)(b)	40,265	11,600
Pyxis Tankers, Inc. (a)	10,640	34,154
Seanergy Martime Holdings Corp. (b)	72,085	38,926
Star Bulk Carriers Corp. (b)	58,306	1,139,882
United Maritime Corp. (a)(b)	608	742
		3,459,697
Professional Services - 0.4%
Atlas Technical Consultants, Inc. (a)	23,333	198,797
Barrett Business Services, Inc.	3,985	321,350
China Index Holdings Ltd. ADR (a)(b)	30,315	32,134
CoStar Group, Inc. (a)	221,783	15,444,968
CRA International, Inc.	4,701	429,718
DLH Holdings Corp. (a)	6,805	111,398
Exponent, Inc.	28,889	2,711,522
First Advantage Corp. (a)	83,856	1,160,567
Forrester Research, Inc. (a)	10,756	447,342
Headhunter Group PLC ADR (c)	16,914	46,036
Heidrick & Struggles International, Inc.	10,143	288,670
Hirequest, Inc. (b)	6,327	88,958
Hudson Global, Inc. (a)	1,914	67,526
Huron Consulting Group, Inc. (a)	11,971	800,860
ICF International, Inc.	10,225	1,038,451
Kelly Services, Inc. Class A (non-vtg.)	31,187	502,423
Kforce, Inc.	10,845	593,438
LegalZoom.com, Inc. (a)(b)	111,983	1,153,425
ManTech International Corp. Class A	22,500	2,157,975
RCM Technologies, Inc. (a)	6,964	121,591
Recruiter.com Group, Inc. (a)(b)	7,704	12,403
Red Violet, Inc. (a)(b)	8,743	166,030
Resources Connection, Inc.	22,136	432,537
ShiftPixy, Inc. (a)(b)	23,152	3,244
Sterling Check Corp. (b)	65,329	1,390,201
Sunrise New Energy Co. Ltd. (a)	8,860	19,758
Upwork, Inc. (a)	73,297	1,275,368
Verisk Analytics, Inc.	88,436	16,551,682
Where Food Comes From, Inc.	2,480	26,536
Willdan Group, Inc. (a)	8,506	193,597
		47,788,505
Road & Rail - 0.9%
AMERCO	10,958	5,760,292
ArcBest Corp.	13,918	1,120,817
Avis Budget Group, Inc. (a)	26,929	4,507,376
Covenant Transport Group, Inc. Class A (b)	6,293	176,959
CSX Corp.	1,225,747	38,794,893
Daseke, Inc. (a)	34,313	207,937
Ezgo Technologies Ltd. (a)(b)	2,944	1,857
FTAI Infrastructure LLC (a)	60,222	165,611
Grab Holdings Ltd. (a)	2,113,068	6,022,244
Heartland Express, Inc.	44,050	667,358
Helbiz, Inc. (a)(b)	4,659	3,122
Hertz Global Holdings, Inc.	201,606	3,721,647
HyreCar, Inc. (a)(b)	10,990	8,737
J.B. Hunt Transport Services, Inc.	57,881	10,072,452
Landstar System, Inc.	20,130	2,951,662
Marten Transport Ltd.	47,473	940,440
MingZhu Logistics Holdings Ltd. (a)(b)	2,711	6,506
Old Dominion Freight Lines, Inc.	63,048	17,111,858
P.A.M. Transportation Services, Inc.	14,004	416,059
Patriot Transportation Holding, Inc. (a)	1,759	13,509
Saia, Inc. (a)	14,496	2,998,208
Swvl Holdings Corp. Class A (a)(b)	147,664	231,832
Td Holdings, Inc. (a)(b)	2,626	2,849
TuSimple Holdings, Inc. (a)(b)	124,823	897,477
U.S.A. Truck, Inc. (a)	5,235	164,170
Universal Logistics Holdings, Inc.	17,590	642,211
Werner Enterprises, Inc.	37,001	1,472,270
Yellow Corp. (a)(b)	25,553	160,473
		99,240,826
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	38,797	2,130,343
Code Chain New Continent Ltd. (a)	17,695	4,721
Distribution Solutions Group I (a)	12,223	485,742
DXP Enterprises, Inc. (a)	11,146	296,261
Euro Tech Holdings Co. Ltd. (a)(b)	4,600	7,314
Fastenal Co.	318,532	16,031,716
Fortress Transportation & Infrastructure Investors LLC	60,222	1,006,912
H&E Equipment Services, Inc.	19,766	625,792
Hudson Technologies, Inc. (a)(b)	26,274	218,074
Karat Packaging, Inc. (a)	10,117	180,993
McGrath RentCorp.	12,871	1,087,857
Rush Enterprises, Inc.:
Class A	27,065	1,273,679
Class B (b)	6,706	339,592
Titan Machinery, Inc. (a)	11,661	358,926
Transcat, Inc. (a)	4,527	335,405
Willis Lease Finance Corp. (a)(b)	3,418	125,099
		24,508,426
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	3,405	177,979
Singularity Future Technology Ltd. (a)(b)	11,251	34,878
		212,857
TOTAL INDUSTRIALS		482,009,934
INFORMATION TECHNOLOGY - 44.0%
Communications Equipment - 1.2%
ADTRAN Holdings, Inc.	42,564	989,187
Applied Optoelectronics, Inc. (a)(b)	20,141	48,540
AudioCodes Ltd. (b)	17,081	380,052
Aviat Networks, Inc. (a)	6,448	201,822
CalAmp Corp. (a)(b)	18,255	112,816
Cambium Networks Corp. (a)	14,493	282,034
Casa Systems, Inc. (a)(b)	21,937	85,116
Ceragon Networks Ltd. (a)(b)	40,973	90,550
Cisco Systems, Inc.	2,339,657	104,629,461
Clearfield, Inc. (a)(b)	8,422	977,878
ClearOne, Inc. (a)(b)	10,289	6,688
CommScope Holding Co., Inc. (a)	117,050	1,322,665
COMSovereign Holding Corp. (a)(b)	20,231	2,628
Comtech Telecommunications Corp. (b)	12,600	142,254
Digi International, Inc. (a)	19,090	632,070
DZS, Inc. (a)	41,908	557,795
EMCORE Corp. (a)	20,355	48,445
Ericsson (B Shares) sponsored ADR	200,476	1,489,537
Extreme Networks, Inc. (a)	71,064	1,018,347
F5, Inc. (a)	33,582	5,274,389
Franklin Wireless Corp. (a)	9,420	27,035
Genasys, Inc. (a)(b)	20,513	59,898
Gilat Satellite Networks Ltd. (a)	24,237	158,995
Harmonic, Inc. (a)	60,290	678,865
Infinera Corp. (a)(b)	113,084	619,700
Inseego Corp. (a)(b)	52,527	141,823
Ituran Location & Control Ltd.	10,985	273,087
KVH Industries, Inc. (a)	10,763	105,477
Lantronix, Inc. (a)	15,008	90,948
Lumentum Holdings, Inc. (a)	38,886	3,248,925
Minim, Inc. (a)(b)	14,155	4,518
NETGEAR, Inc. (a)	18,625	439,364
NetScout Systems, Inc. (a)	41,313	1,311,275
Ondas Holdings, Inc. (a)(b)	18,652	88,037
PC-Tel, Inc.	11,312	62,216
Radware Ltd. (a)	27,195	583,605
Ribbon Communications, Inc. (a)	79,551	279,224
Sierra Wireless, Inc. (a)(b)	20,687	636,746
Silicom Ltd. (a)	4,848	195,762
Siyata Mobile, Inc. (a)(b)	19,350	13,266
Tessco Technologies, Inc. (a)	10,061	49,903
UTStarcom Holdings Corp. (a)	12,236	47,109
ViaSat, Inc. (a)(b)	48,508	1,842,334
Viavi Solutions, Inc. (a)	125,363	1,765,111
Vislink Technologies, Inc. (a)(b)	25,373	13,752
		131,029,249
Electronic Equipment & Components - 0.7%
908 Devices, Inc. (a)(b)	25,319	510,178
Advanced Energy Industries, Inc.	21,207	1,904,177
AEye, Inc. Class A (a)(b)	81,080	124,863
Airgain, Inc. (a)	4,073	31,566
Akoustis Technologies, Inc. (a)	42,555	186,391
Alpine 4 Holdings, Inc. (a)(b)	99,302	73,980
Arbe Robotics Ltd. (a)(b)	27,724	208,207
Avnet, Inc.	55,211	2,423,211
Bel Fuse, Inc.:
Class A	1,125	36,450
Class B (non-vtg.)	5,258	149,432
Bonso Electronic International, Inc. (a)	5,325	17,253
CDW Corp.	75,240	12,843,468
Cemtrex, Inc. (a)	30,161	8,934
Cepton, Inc. (a)(b)	71,459	125,768
ClearSign Combustion Corp. (a)	16,057	15,896
Coda Octopus Group, Inc. (a)(b)	4,103	20,187
Cognex Corp.	97,290	4,096,882
CPS Technologies Corp. (a)	4,893	15,804
Daktronics, Inc. (a)	31,984	102,349
Data I/O Corp. (a)	15,054	52,538
Deswell Industries, Inc.	1,758	5,538
Digital Ally, Inc. (a)(b)	23,185	12,849
ePlus, Inc. (a)	14,180	668,162
Evolv Technologies Holdings, Inc. (a)(b)	82,187	186,564
FARO Technologies, Inc. (a)	11,137	373,646
Flex Ltd. (a)	255,671	4,553,501
Focus Universal, Inc. (a)(b)	25,043	269,212
Frequency Electronics, Inc. (a)	5,274	34,228
Hollysys Automation Technologies Ltd.	35,132	598,298
Identiv, Inc. (a)(b)	10,328	154,094
IDEX Biometrics ASA ADR (a)(b)	440	3,428
II-VI, Inc. (a)	72,398	3,419,358
Innoviz Technologies Ltd. (a)(b)	102,314	513,616
Insight Enterprises, Inc. (a)	19,371	1,765,086
Integrated Media Technology Ltd. (a)(b)	3,824	5,354
Interlink Electronics, Inc. (a)(b)	2,544	21,242
IPG Photonics Corp. (a)	29,698	2,690,342
Iteris, Inc. (a)	22,008	71,966
Itron, Inc. (a)	24,868	1,183,219
KEY Tronic Corp. (a)	6,057	28,831
Kimball Electronics, Inc. (a)	15,945	343,455
LightPath Technologies, Inc. Class A (a)	12,016	17,303
Lightwave Logic, Inc. (a)(b)	60,149	479,388
Littelfuse, Inc.	13,952	3,309,693
Luna Innovations, Inc. (a)(b)	21,826	125,500
MicroVision, Inc. (a)(b)	87,687	424,405
MICT, Inc. (a)(b)	91,949	76,180
Napco Security Technologies, Inc.	23,668	701,993
National Instruments Corp.	72,866	2,897,152
Neonode, Inc. (a)(b)	4,962	16,672
nLIGHT, Inc. (a)	23,656	295,463
Novanta, Inc. (a)	19,813	2,648,800
OSI Systems, Inc. (a)	9,960	829,867
PC Connection, Inc.	15,743	782,112
Plexus Corp. (a)	16,563	1,552,450
Powerfleet, Inc. (a)	19,674	62,760
Red Cat Holdings, Inc. (a)(b)	30,119	71,834
Research Frontiers, Inc. (a)(b)	10,936	25,262
RF Industries Ltd. (a)	2,448	17,063
Richardson Electronics Ltd.	7,825	127,000
Sanmina Corp. (a)	34,858	1,691,310
ScanSource, Inc. (a)	12,803	370,903
Senstar Technologies Ltd. (a)	12,188	26,204
Sono-Tek Corp. (a)(b)	2,629	14,197
Supercom Ltd. (a)(b)	8,931	3,555
Trimble, Inc. (a)	140,006	8,855,380
TROOPS, Inc. (a)(b)	52,367	92,690
TTM Technologies, Inc. (a)	56,839	894,077
Wayside Technology Group, Inc.	3,243	94,663
Wrap Technologies, Inc. (a)(b)	38,058	76,116
Zebra Technologies Corp. Class A (a)	29,398	8,867,613
		75,297,128
IT Services - 2.8%
Affirm Holdings, Inc. (a)(b)	126,160	2,955,929
AgileThought, Inc. Class A (a)(b)	21,017	87,851
Akamai Technologies, Inc. (a)	89,317	8,063,539
Alithya Group, Inc. (a)	36,580	80,110
ALJ Regional Holdings, Inc. (a)(b)	36,145	53,856
Amdocs Ltd.	67,525	5,771,362
American Virtual Cloud Technologies, Inc. (a)(b)	44,723	20,573
Automatic Data Processing, Inc.	237,552	58,060,084
AvidXchange Holdings, Inc.	108,324	843,844
Backblaze, Inc. Class A (b)	1,817	11,829
BigCommerce Holdings, Inc. (a)	38,362	639,495
Brightcove, Inc. (a)	26,601	176,631
Cantaloupe, Inc. (a)	40,019	254,921
Cass Information Systems, Inc.	9,021	330,890
Cerberus Cyber Sentinel Corp. (b)	82,667	224,854
Chindata Group Holdings Ltd. ADR (a)(b)	89,354	754,148
CLPS, Inc. (a)(b)	5,050	8,131
Cognizant Technology Solutions Corp. Class A	292,910	18,503,125
Computer Task Group, Inc. (a)	17,316	136,450
Concentrix Corp.	29,329	3,689,002
Conduent, Inc. (a)	123,383	504,636
Core Scientific, Inc. (a)(b)	174,481	383,858
Crexendo, Inc. (b)	12,457	35,004
CSG Systems International, Inc.	17,738	1,026,143
CSP, Inc. (b)	2,765	21,456
Cyxtera Technologies, Inc. Class A (a)	106,863	677,511
Data Storage Corp. (a)(b)	23,206	54,302
Dlocal Ltd. (a)	90,228	2,243,970
Edgio, Inc. (a)	79,784	293,605
Euronet Worldwide, Inc. (a)	28,258	2,505,354
EVO Payments, Inc. Class A (a)	27,260	908,303
Exela Technologies, Inc. (a)(b)	5,224	4,918
ExlService Holdings, Inc. (a)	18,501	3,102,803
Fiserv, Inc. (a)	367,926	37,230,432
Flywire Corp. (a)	66,557	1,654,607
Formula Systems (1985) Ltd. ADR	193	19,781
GDS Holdings Ltd. ADR (a)(b)	57,315	1,561,261
Getnet Adquirencia e Servicos Para Meios de Pagamento SA ADR (b)	24,013	42,023
GreenBox POS (a)(b)	21,290	24,696
Grid Dynamics Holdings, Inc. (a)	92,630	1,872,052
Hackett Group, Inc.	16,264	333,900
i3 Verticals, Inc. Class A (a)	11,916	278,358
IBEX Ltd. (a)	11,244	189,686
Information Services Group, Inc. (b)	25,958	149,778
Innodata, Inc. (a)	13,207	44,508
Inpixon (a)(b)	51,648	7,133
International Money Express, Inc. (a)	71,351	1,598,262
Jack Henry & Associates, Inc.	40,700	7,822,540
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	24,940	85,794
Lesaka Technologies, Inc. (a)(b)	31,755	168,302
Marqeta, Inc. Class A (a)	237,927	1,853,451
MoneyGram International, Inc. (a)	51,548	530,944
MongoDB, Inc. Class A (a)	38,034	12,279,657
Nuvei Corp. (b)(d)	44,327	1,355,963
Okta, Inc. (a)	84,497	7,723,026
Paya Holdings, Inc. (a)	72,210	452,757
Paychex, Inc.	202,338	24,956,369
Payoneer Global, Inc. (a)	187,374	1,240,416
PayPal Holdings, Inc. (a)	654,889	61,192,828
Paysign, Inc. (a)(b)	29,027	89,403
Perficient, Inc. (a)	20,170	1,575,277
PFSweb, Inc. (a)	12,193	115,346
Priority Technology Holdings, Inc. (a)	38,686	154,744
QIWI PLC Class B sponsored ADR (c)	1,657	1,701
Rackspace Technology, Inc. (a)(b)	114,778	511,910
Remitly Global, Inc.	89,931	989,241
Repay Holdings Corp. (a)	52,617	488,812
Research Solutions, Inc. (a)	4,834	9,088
Sabre Corp. (a)	179,819	1,292,899
Semantix, Inc. (a)(b)	4,113	10,529
SS&C Technologies Holdings, Inc.	142,097	7,923,329
Steel Connect, Inc. (a)	32,364	44,015
StoneCo Ltd. Class A (a)	160,026	1,517,046
Taoping, Inc. (a)(b)	3,739	2,804
TaskUs, Inc. (a)(b)	14,716	218,974
The Glimpse Group, Inc. (a)(b)	3,147	17,403
The OLB Group, Inc. (a)(b)	1,982	3,132
Thoughtworks Holding, Inc.	177,444	2,335,163
Ttec Holdings, Inc.	26,494	1,386,961
Tucows, Inc. (a)	6,556	308,066
Usio, Inc. (a)	12,705	21,980
VeriSign, Inc. (a)	61,415	11,191,041
Verra Mobility Corp. (a)	88,691	1,413,735
Vnet Group, Inc. ADR (a)	71,009	379,898
WaveDancer, Inc. (a)	2,165	2,382
WeTrade Group, Inc. (b)	128,992	221,866
Wix.com Ltd. (a)	35,866	2,269,959
		311,593,715
Semiconductors & Semiconductor Equipment - 10.1%
ACM Research, Inc. (b)	28,563	482,429
Advanced Micro Devices, Inc. (a)	914,415	77,606,401
AEHR Test Systems (a)	13,393	194,734
Allegro MicroSystems LLC (a)	104,788	2,443,656
Alpha & Omega Semiconductor Ltd. (a)	14,105	545,299
Ambarella, Inc. (a)	20,122	1,365,881
Amkor Technology, Inc.	135,545	2,728,521
Amtech Systems, Inc. (a)(b)	9,588	106,427
Analog Devices, Inc.	290,932	44,084,926
Applied Materials, Inc.	492,596	46,338,506
ASML Holding NV	49,115	24,063,403
Atomera, Inc. (a)(b)	13,904	179,779
Axcelis Technologies, Inc. (a)	19,430	1,300,644
AXT, Inc. (a)	21,623	185,742
Broadcom, Inc.	230,466	115,027,885
Camtek Ltd. (a)(b)	23,975	647,325
Canadian Solar, Inc. (a)(b)	35,996	1,625,939
CEVA, Inc. (a)(b)	12,199	357,065
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	3,922	90,873
Cirrus Logic, Inc. (a)	32,816	2,516,659
Cohu, Inc. (a)(b)	26,895	721,593
Credo Technology Group Holding Ltd. (b)	84,458	1,164,676
CVD Equipment Corp. (a)	4,263	22,978
CyberOptics Corp. (a)	5,253	279,670
Diodes, Inc. (a)	25,728	1,831,062
Enphase Energy, Inc. (a)	76,352	21,870,267
Entegris, Inc.	78,067	7,406,997
Everspin Technologies, Inc. (a)(b)	13,033	95,141
First Solar, Inc. (a)	59,681	7,612,312
FormFactor, Inc. (a)	42,470	1,243,522
GlobalFoundries, Inc. (b)	298,357	17,847,716
GSI Technology, Inc. (a)(b)	15,609	51,978
Himax Technologies, Inc. sponsored ADR (b)	59,577	371,165
Ichor Holdings Ltd. (a)	15,188	466,575
Impinj, Inc. (a)(b)	13,887	1,239,831
indie Semiconductor, Inc. (a)(b)	54,603	464,672
Intel Corp.	2,309,487	73,718,825
KLA Corp.	83,539	28,748,276
Kopin Corp. (a)	49,279	67,512
Kulicke & Soffa Industries, Inc.	33,199	1,395,686
Lam Research Corp.	77,697	34,024,293
Lattice Semiconductor Corp. (a)	75,244	4,055,652
MACOM Technology Solutions Holdings, Inc. (a)	38,228	2,108,274
Marvell Technology, Inc.	474,148	22,199,609
Maxeon Solar Technologies Ltd. (a)(b)	27,787	551,572
MaxLinear, Inc. Class A (a)	42,983	1,544,379
Meta Materials, Inc. (a)(b)	152,962	132,312
Microchip Technology, Inc.	310,121	20,235,395
Micron Technology, Inc.	625,208	35,343,008
MKS Instruments, Inc.	32,285	3,215,909
Monolithic Power Systems, Inc.	26,156	11,853,376
Navitas Semiconductor Corp. (a)(b)	62,585	369,877
Nova Ltd. (a)(b)	15,784	1,567,667
NVE Corp.	2,373	120,359
NVIDIA Corp.	1,410,184	212,853,173
NXP Semiconductors NV	146,909	24,178,283
O2Micro International Ltd. sponsored ADR (a)	16,202	54,115
onsemi (a)	242,778	16,695,843
PDF Solutions, Inc. (a)	23,680	624,678
Peraso, Inc. (a)	20,260	42,749
Photronics, Inc. (a)	36,838	618,878
Pixelworks, Inc. (a)	37,111	69,398
Power Integrations, Inc.	33,245	2,378,015
Qorvo, Inc. (a)	59,460	5,338,319
Qualcomm, Inc.	633,009	83,728,100
QuickLogic Corp. (a)(b)	2,338	15,828
Rambus, Inc. (a)	63,437	1,636,040
Rigetti Computing, Inc. Class A (a)(b)	72,424	288,248
Rubicon Technology, Inc. (a)(b)	332	1,092
SemiLEDs Corp. (a)(b)	4,500	11,790
Semtech Corp. (a)	36,094	1,667,182
Silicon Laboratories, Inc. (a)	20,841	2,612,003
Silicon Motion Tech Corp. sponsored ADR	19,713	1,520,069
SiTime Corp. (a)	11,247	1,196,793
SkyWater Technology, Inc. (a)(b)	21,008	273,104
Skyworks Solutions, Inc.	89,365	8,806,921
SMART Global Holdings, Inc. (a)(b)	25,906	475,375
SolarEdge Technologies, Inc. (a)	31,048	8,568,317
SPI Energy Co. Ltd. sponsored ADR (a)	11,554	20,220
SunPower Corp. (a)(b)	97,348	2,336,352
Synaptics, Inc. (a)	22,416	2,591,514
Teradyne, Inc. (b)	89,661	7,588,907
Texas Instruments, Inc.	521,580	86,170,232
Tower Semiconductor Ltd. (a)	61,304	2,843,893
Transphorm, Inc. (a)	7,137	39,610
Ultra Clean Holdings, Inc. (a)	25,361	742,316
Universal Display Corp.	25,639	2,864,645
Veeco Instruments, Inc. (a)(b)	28,870	610,312
WiSA Technologies, Inc. (a)(b)	50,912	31,769
WISeKey International Holding Ltd. ADR (a)(b)	695	1,668
		1,105,329,981
Software - 15.8%
Absolute Software Corp.	25,866	279,353
ACI Worldwide, Inc. (a)	65,286	1,547,278
Adobe, Inc. (a)	266,877	99,662,547
Agilysys, Inc. (a)	14,089	729,388
Agora, Inc. ADR (a)	16,110	66,695
Alarm.com Holdings, Inc. (a)	28,485	1,897,101
Alfi, Inc. (a)	6,105	7,265
Alkami Technology, Inc. (a)	54,588	791,526
Allot Ltd. (a)(b)	21,262	96,529
Altair Engineering, Inc. Class A (a)(b)	28,825	1,499,188
American Software, Inc. Class A	20,292	343,544
Amplitude, Inc. (a)(b)	34,411	521,327
ANSYS, Inc. (a)	48,636	12,076,319
AppFolio, Inc. (a)	11,991	1,215,648
Appian Corp. Class A (a)(b)	28,123	1,318,969
Applied Blockchain, Inc. (b)	117,786	279,153
AppLovin Corp. (a)(b)	166,852	4,109,565
Argo Blockchain PLC ADR (b)	2,693	12,819
Arqit Quantum, Inc. (a)(b)	67,275	409,032
Arteris, Inc.	17,296	123,148
Aspen Technology, Inc. (a)	36,856	7,761,874
Asure Software, Inc. (a)(b)	12,380	67,347
Atlassian Corp. PLC (a)	80,090	19,835,089
Auddia, Inc. (a)(b)	4,309	4,740
AudioEye, Inc. (a)(b)	8,256	51,765
Aurora Mobile Ltd. ADR (a)(b)	47,465	42,244
Authid, Inc. (a)(b)	12,623	31,558
Autodesk, Inc. (a)	123,479	24,910,653
AvePoint, Inc. (a)(b)	117,943	551,973
Aware, Inc. (a)	13,849	28,667
Benefitfocus, Inc. (a)	12,461	92,336
Bentley Systems, Inc. Class B (b)	154,645	5,686,297
Bio-Key International, Inc. (a)(b)	10,259	17,338
Bit Digital, Inc. (a)(b)	39,536	58,513
Bitfarms Ltd. (a)(b)	73,196	95,155
Blackbaud, Inc. (a)	30,083	1,573,341
BlackLine, Inc. (a)	32,625	2,216,543
Braze, Inc.	27,817	1,145,504
Bridgeline Digital, Inc. (a)	2,527	3,740
BSQUARE Corp. (a)(b)	7,925	9,748
BTCS, Inc. (b)	2,315	3,820
BTRS Holdings, Inc. (a)	111,191	751,651
Cadence Design Systems, Inc. (a)	154,207	26,796,550
Cellebrite DI Ltd. (a)(b)	106,708	517,534
Cerence, Inc. (a)	17,612	352,416
Check Point Software Technologies Ltd. (a)	72,033	8,661,248
Cipher Mining, Inc. (a)(b)	179,480	360,755
Citrix Systems, Inc.	69,666	7,159,575
Cleanspark, Inc. (a)(b)	20,027	85,716
Cognyte Software Ltd. (a)	14,892	77,736
Color Star Technology Co. Ltd. (a)(b)	55,164	6,416
CommVault Systems, Inc. (a)	24,432	1,326,413
Confluent, Inc. (a)(b)	77,062	2,108,416
Consensus Cloud Solutions, Inc. (a)	11,285	568,200
Couchbase, Inc. (a)(b)	23,156	384,158
Coupa Software, Inc. (a)	45,776	2,673,318
Crowdstrike Holdings, Inc. (a)	119,487	21,819,521
Cvent Holding Corp. (a)(b)	215,698	1,091,432
CyberArk Software Ltd. (a)	22,061	3,182,961
Cyngn, Inc. (b)	11,100	13,986
Cyren Ltd. (a)(b)	1,797	2,552
Datadog, Inc. Class A (a)	158,445	16,628,803
Datasea, Inc. (a)(b)	16,136	19,363
DatChat, Inc. (a)(b)	11,224	11,224
Descartes Systems Group, Inc. (a)	47,707	3,358,573
Digimarc Corp. (a)(b)	9,668	172,284
Digital Turbine, Inc. (a)	53,367	985,688
Docebo, Inc. (a)(b)	18,504	556,045
DocuSign, Inc. (a)	105,804	6,159,909
Domo, Inc. Class B (a)	23,964	461,547
Dropbox, Inc. Class A (a)	159,854	3,419,277
Duck Creek Technologies, Inc. (a)(b)	74,702	888,954
Ebix, Inc. (b)	17,007	442,522
eGain Communications Corp. (a)	24,943	229,725
Everbridge, Inc. (a)	20,941	833,033
EverCommerce, Inc. (a)	111,483	1,297,662
Expensify, Inc. (b)	37,779	684,933
Five9, Inc. (a)	39,358	3,861,413
Fortinet, Inc. (a)	449,228	21,872,911
Freshworks, Inc. (b)	79,416	1,080,852
GitLab, Inc.	56,403	3,376,848
Gorilla Technology Group, Inc. (a)(b)	39,553	464,748
Greenidge Generation Holdings, Inc. (a)(b)	6,418	15,596
HashiCorp, Inc.	26,520	937,482
HIVE Blockchain Technologies Ltd. (a)(b)	41,562	211,551
Hut 8 Mining Corp. (a)(b)	81,934	166,326
Infobird Co. Ltd. (a)	11,582	4,219
Intapp, Inc. (a)	34,418	498,717
Intellicheck, Inc. (a)(b)	10,166	31,718
InterDigital, Inc.	17,923	899,018
Intrusion, Inc. (a)(b)	13,441	54,705
Intuit, Inc.	159,859	69,023,919
Iris Energy Ltd. (b)	30,475	123,729
Jamf Holding Corp. (a)(b)	67,210	1,609,680
JFrog Ltd. (a)(b)	65,175	1,378,451
Kaltura, Inc. (a)(b)	70,000	170,100
Karooooo Ltd. (a)(b)	15,941	404,264
Kaspien Holdings, Inc. (a)(b)	939	2,451
KnowBe4, Inc. (a)	44,669	858,538
LivePerson, Inc. (a)	39,446	457,574
Livevox Holdings, Inc. (a)	69,123	147,923
Magic Software Enterprises Ltd.	31,025	526,184
Mandiant, Inc. (a)	132,160	3,021,178
Manhattan Associates, Inc. (a)	35,415	5,002,723
Marathon Digital Holdings, Inc. (a)(b)	56,357	667,830
Marin Software, Inc. (a)(b)	14,390	26,046
Materialise NV ADR (a)(b)	22,774	266,228
Matterport, Inc. (a)(b)	143,449	661,300
Mawson Infrastructure Group, Inc. (b)	35,300	25,123
Mercurity Fintech Holding, Inc. sponsored ADR (a)(b)	11,191	10,739
Microsoft Corp.	4,220,983	1,103,660,425
MicroStrategy, Inc. Class A (a)(b)	5,348	1,238,383
Mitek Systems, Inc. (a)	28,300	289,226
MMTEC, Inc. (a)(b)	2,683	5,205
Momentive Global, Inc. (a)	80,549	571,092
Monday.com Ltd. (a)(b)	26,486	3,011,458
My Size, Inc. (a)(b)	86,590	19,413
nCino, Inc. (a)(b)	64,312	2,028,400
NetSol Technologies, Inc. (a)	6,495	23,187
Nextnav, Inc. (a)(b)	54,893	186,087
NICE Ltd. sponsored ADR (a)	30,836	6,579,477
Nisun International Enterprise (a)	11,226	8,086
NortonLifeLock, Inc.	325,508	7,353,226
Nutanix, Inc. Class A (a)	147,115	2,545,090
Oblong, Inc. (a)(b)	25,309	6,454
Onespan, Inc. (a)	27,480	316,295
Open Text Corp.	153,133	4,820,627
Opera Ltd. ADR (a)	20,330	97,787
Otonomo Technologies Ltd. (a)(b)	42,044	18,075
Pagaya Technologies Ltd. Class A (a)(b)	281,071	3,353,177
Palo Alto Networks, Inc. (a)	55,819	31,080,577
Park City Group, Inc. (a)(b)	11,886	71,791
Paycor HCM, Inc. (a)(b)	97,696	2,894,732
Paylocity Holding Corp. (a)	30,781	7,418,221
Pegasystems, Inc.	42,144	1,542,892
Phunware, Inc. (a)(b)	56,490	75,132
Powerbridge Technologies Co. Ltd. (a)(b)	44,173	61,400
Progress Software Corp. (b)	24,678	1,187,752
PTC, Inc. (a)	65,301	7,502,432
Qualtrics International, Inc. (a)	69,798	855,026
Qualys, Inc. (a)	22,000	3,341,800
Quantum Computing, Inc. (a)(b)	20,196	59,780
Qumu Corp. (a)	16,919	11,068
Radcom Ltd. (a)(b)	13,668	166,750
Rapid7, Inc. (a)	31,413	1,806,248
RealNetworks, Inc. (a)	22,292	15,404
Rekor Systems, Inc. (a)(b)	22,727	32,272
Rimini Street, Inc. (a)	123,565	622,768
Riot Blockchain, Inc. (a)(b)	44,645	320,105
Safe-T Group Ltd. ADR (a)(b)	24,878	14,678
SAI.TECH Global Corp. Class A (a)	7,507	41,814
Sapiens International Corp. NV	29,953	662,560
SeaChange International, Inc. (a)(b)	14,506	7,415
SecureWorks Corp. (a)	11,955	124,332
ShotSpotter, Inc. (a)	9,121	297,618
SilverSun Technologies, Inc. (A Shares) (a)	910	3,322
Smith Micro Software, Inc. (a)(b)	26,575	64,577
Soluna Holdings, Inc. (a)(b)	5,272	15,658
SoundHound AI, Inc. (a)(b)	87,055	248,107
Sphere 3D Corp. (a)(b)	22,706	14,396
Splunk, Inc. (a)	89,842	8,088,475
SpringBig Holdings, Inc. (a)(b)	23,342	36,880
Sprout Social, Inc. (a)	29,231	1,755,029
SPS Commerce, Inc. (a)	19,954	2,436,782
SRAX, Inc. (a)(b)	9,776	23,169
Stronghold Digital Mining, Inc. Class A (b)	10,185	14,157
Sumo Logic, Inc. (a)	99,427	872,969
Synchronoss Technologies, Inc. (a)(b)	64,975	105,260
Synopsys, Inc. (a)	85,656	29,638,689
Telos Corp. (a)	35,673	353,163
Tenable Holdings, Inc. (a)	62,120	2,460,573
TeraWulf, Inc. (a)(b)	52,778	78,639
TeraWulf, Inc. rights (a)(c)	946	0
The Trade Desk, Inc. (a)	247,307	15,506,149
Upland Software, Inc. (a)	26,303	275,392
Varonis Systems, Inc. (a)	70,198	1,919,915
Verb Technology Co., Inc. (a)(b)	61,842	30,414
Verint Systems, Inc. (a)	35,965	1,743,943
Veritone, Inc. (a)(b)	18,574	136,519
Vertex, Inc. Class A (a)	23,691	324,093
Viant Technology, Inc. (a)	11,166	50,470
WalkMe Ltd. (a)(b)	49,858	585,832
Workday, Inc. Class A (a)(b)	114,005	18,760,663
Xperi Holding Corp.	60,469	962,062
Xunlei Ltd. sponsored ADR (a)(b)	24,768	39,876
Zenvia, Inc. (a)(b)	1,673	4,199
ZeroFox Holdings, Inc. (a)	6,028	38,820
Zoom Video Communications, Inc. Class A (a)	134,235	10,792,494
Zscaler, Inc. (a)(b)	78,742	12,538,876
		1,729,390,118
Technology Hardware, Storage & Peripherals - 13.4%
Apple, Inc.	9,138,682	1,436,783,540
Astro-Med, Inc. (a)	3,663	47,436
Avid Technology, Inc. (a)	25,039	684,817
Borqs Technologies, Inc. (a)(b)	7,860	9,432
Boxlight Corp. (a)(b)	32,673	21,349
Canaan, Inc. ADR (a)(b)	92,287	323,927
CompoSecure, Inc. (a)(b)	50,906	294,237
Corsair Gaming, Inc. (a)(b)	50,700	780,273
CPI Card Group (a)(b)	4,378	83,926
Ebang International Holdings, Inc. Class A (a)(b)	59,440	27,788
Immersion Corp. (a)(b)	18,807	112,090
Intevac, Inc. (a)	22,851	114,026
Logitech International SA (b)	92,848	4,667,469
Movano, Inc. (a)(b)	16,621	46,539
Nano Dimension Ltd. ADR (a)(b)	212,453	630,985
NetApp, Inc.	125,582	9,058,230
One Stop Systems, Inc. (a)(b)	8,505	33,340
Quantum Corp. (a)	29,791	46,772
Seagate Technology Holdings PLC	122,827	8,224,496
Socket Mobile, Inc. (a)(b)	1,296	3,771
Sonim Technologies, Inc. (a)(b)	7,078	5,417
Stratasys Ltd. (a)	34,957	603,358
Super Micro Computer, Inc. (a)	29,455	1,916,931
Transact Technologies, Inc. (a)	6,575	30,311
Turtle Beach Corp. (a)	8,432	79,176
Western Digital Corp. (a)	175,864	7,432,013
Xerox Holdings Corp.	89,618	1,489,451
		1,473,551,100
TOTAL INFORMATION TECHNOLOGY		4,826,191,291
MATERIALS - 0.3%
Chemicals - 0.1%
Advanced Emissions Solutions, Inc. (a)	9,725	36,372
AgroFresh Solutions, Inc. (a)	34,342	55,119
Amyris, Inc. (a)(b)	166,033	488,137
Balchem Corp.	17,562	2,315,023
Bioceres Crop Solutions Corp. (a)(b)	26,868	372,928
Bon Natural Life Ltd. (a)(b)	4,398	9,368
Burcon NutraScience Corp. (a)	37,560	20,376
CN Energy Group, Inc. (a)(b)	8,671	17,602
Crown ElectroKinetics Corp. (a)	5,276	2,151
Diversey Holdings Ltd. (a)	193,314	1,185,015
Fuwei Films Holdings Co. Ltd. (a)	3,842	39,381
Gulf Resources, Inc. (a)(b)	8,302	37,940
Hawkins, Inc.	11,982	459,150
Innospec, Inc.	14,671	1,371,152
Loop Industries, Inc. (a)(b)	23,631	126,662
Methanex Corp. (b)	40,908	1,476,779
Northern Technologies International Corp.	5,689	66,277
Origin Materials, Inc. Class A (a)(b)	78,046	487,788
PureCycle Technologies, Inc. (a)(b)	96,800	883,784
Save Foods, Inc. (a)	6,151	17,715
Zymergen, Inc. (a)	52,134	123,558
		9,592,277
Construction Materials - 0.0%
ReTo Eco-Solutions, Inc. (a)(b)	22,427	12,750
Smith-Midland Corp. (a)(b)	2,305	53,038
United States Lime & Minerals, Inc. (b)	3,255	334,581
		400,369
Containers & Packaging - 0.0%
Cryptyde, Inc. (a)(b)	7,424	5,843
Pactiv Evergreen, Inc.	102,760	1,140,636
TriMas Corp.	23,430	644,794
		1,791,273
Metals & Mining - 0.2%
5E Advanced Materials, Inc. (a)	24,267	364,005
Algoma Steel Group, Inc. (b)	86,863	792,191
Ascent Industries Co. (a)(b)	7,726	129,333
Century Aluminum Co. (a)	47,905	369,827
China Natural Resources, Inc. (a)(b)	12,136	7,367
Ferroglobe PLC (a)	108,224	757,568
Ferroglobe Representation & Warranty Insurance (a)(c)	23,476	0
Haynes International, Inc. (b)	8,044	319,266
Huadi International Group Co. Ltd. (a)	7,169	138,577
Hycroft Mining Holding Corp. (a)	125,396	100,329
Kaiser Aluminum Corp.	9,418	675,836
Largo, Inc. (a)(b)	32,652	223,993
Olympic Steel, Inc.	7,458	196,295
Pan American Silver Corp. (b)	118,840	1,768,339
Perpetua Resources Corp. (a)	28,542	73,638
Piedmont Lithium, Inc. (a)(b)	9,153	559,706
Ramaco Resources, Inc.	27,313	287,879
Royal Gold, Inc.	36,746	3,376,957
Schnitzer Steel Industries, Inc. Class A	15,466	510,997
Sigma Lithium Corp. (a)(b)	58,171	1,343,168
Snow Lake Resources Ltd. (b)	4,113	9,583
SSR Mining, Inc. (b)	119,238	1,608,521
Steel Dynamics, Inc.	105,172	8,489,484
TMC the metals Co., Inc. (a)(b)	115,145	112,704
U.S. Gold Corp. (a)(b)	1,706	6,159
Universal Stainless & Alloy Products, Inc. (a)	7,722	61,699
		22,283,421
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	38,360	622,199
TOTAL MATERIALS		34,689,539
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Creative Media & Community Trust Corp.	12,011	84,317
Diversified Healthcare Trust (SBI)	142,959	208,720
East Stone Acquisition Corp. (a)(b)	10,409	107,213
Equinix, Inc.	51,204	33,659,973
Gaming & Leisure Properties	152,662	7,368,995
Gladstone Commercial Corp.	18,518	353,138
Gladstone Land Corp. (b)	24,626	578,957
Global Self Storage, Inc.	5,948	34,617
Host Hotels & Resorts, Inc.	401,032	7,126,339
Indus Realty Trust, Inc. (b)	3,882	238,432
Industrial Logistics Properties Trust	36,786	275,527
Lamar Advertising Co. Class A	48,162	4,521,930
Medalist Diversified (REIT), Inc.	12,929	10,617
Necessity Retail (REIT), Inc./The	86,334	644,052
Office Properties Income Trust	35,609	625,650
Phillips Edison & Co., Inc. (b)	65,268	2,132,306
Potlatch Corp.	38,372	1,781,228
Presidio Property Trust, Inc.:
Class A (b)	6,016	18,650
Class A warrants 1/24/27 (a)	6,016	902
Regency Centers Corp.	95,220	5,793,185
Retail Opportunity Investments Corp.	70,063	1,173,555
Sabra Health Care REIT, Inc.	132,435	1,982,552
SBA Communications Corp. Class A	60,640	19,723,160
Service Properties Trust	89,889	614,841
Sotherly Hotels, Inc. (a)	4,274	10,215
Uniti Group, Inc. (b)	129,373	1,214,812
Wheeler REIT, Inc. (a)(b)	15,634	30,486
		90,314,369
Real Estate Management & Development - 0.2%
Alset Ehome International, Inc. (a)(b)	43,381	11,713
Altisource Portfolio Solutions SA (a)(b)	12,106	141,761
Avalon GloboCare Corp. (a)(b)	48,932	31,365
Colliers International Group, Inc. (b)	24,633	2,877,134
Comstock Holding Companies, Inc. (a)	4,017	16,952
eXp World Holdings, Inc. (b)	99,897	1,291,668
Fathom Holdings, Inc. (a)(b)	7,329	50,350
FirstService Corp. (b)	24,840	3,106,739
FRP Holdings, Inc. (a)	6,217	357,602
Green Giant, Inc. (a)(b)	6,970	15,857
Gyrodyne LLC (a)	1,080	11,232
InterGroup Corp. (a)	986	49,892
MDJM Ltd. (a)	4,594	9,601
Newmark Group, Inc.	100,225	1,027,306
Opendoor Technologies, Inc. (a)(b)	271,993	1,177,730
Q&K International Group Ltd. ADR (a)(b)	4,737	14,637
Redfin Corp. (a)(b)	74,725	611,998
Stratus Properties, Inc.	5,346	190,371
The Real Brokerage, Inc. (a)	43,591	79,772
The RMR Group, Inc.	7,911	206,002
Ucommune International Ltd. (a)(b)	2,354	12,311
Zillow Group, Inc.:
Class A (a)	9,051	302,303
Class C (a)(b)	130,855	4,378,408
		15,972,704
TOTAL REAL ESTATE		106,287,073
UTILITIES - 1.0%
Electric Utilities - 0.9%
Alliant Energy Corp.	139,857	8,536,871
American Electric Power Co., Inc.	297,563	29,815,813
Constellation Energy Corp.	183,909	15,005,135
Exelon Corp.	549,886	24,145,494
MGE Energy, Inc. (b)	19,112	1,472,006
Otter Tail Corp.	23,594	1,782,291
Via Renewables, Inc. Class A, (b)	7,308	62,337
Xcel Energy, Inc.	306,474	22,755,695
		103,575,642
Gas Utilities - 0.0%
RGC Resources, Inc. (b)	5,446	116,381
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Sustainable Infrastructure PLC (b)	70,020	2,340,068
Eco Wave Power Global AB ADR (a)	1,986	9,215
Montauk Renewables, Inc. (a)(b)	85,373	1,515,371
ReNew Energy Global PLC (a)(b)	161,158	1,092,651
VivoPower International PLC (a)	27,588	28,967
		4,986,272
Multi-Utilities - 0.0%
NorthWestern Energy Corp. (b)	28,847	1,528,314
Water Utilities - 0.0%
Artesian Resources Corp. Class A	6,205	338,979
Cadiz, Inc. (a)(b)	30,070	115,168
Consolidated Water Co., Inc.	10,783	174,685
Global Water Resources, Inc.	13,586	185,041
Middlesex Water Co.	10,525	934,304
Pure Cycle Corp. (a)(b)	13,933	143,789
York Water Co.	8,284	364,247
		2,256,213
TOTAL UTILITIES		112,462,822
TOTAL COMMON STOCKS (Cost $5,747,198,480)		10,927,462,126

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands, Inc.	1,005	18,341
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum, Inc.	816	15,365
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Meta Materials, Inc. (a)	84,218	122,116
Software - 0.0%
SRAX, Inc. (c)	9,776	489
TOTAL INFORMATION TECHNOLOGY		122,605
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $51,446)		156,311

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (g) (Cost $4,976,735)	5,000,000	4,937,910

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (h)	32,397,631	32,404,111
Fidelity Securities Lending Cash Central Fund 2.34% (h)(i)	499,599,598	499,649,558
TOTAL MONEY MARKET FUNDS (Cost $532,053,669)		532,053,669

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $6,284,280,330)	11,464,610,016
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(487,240,500)
NET ASSETS - 100.0%	10,977,369,516

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	197	Sep 2022	48,403,885	717,174	717,174

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,374,973 or 0.0% of net assets.

(e)	Affiliated company
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,021,014.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	87,722,770	892,445,915	947,764,574	314,997	-	-	32,404,111	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	518,835,135	1,397,944,197	1,417,129,774	17,041,681	-	-	499,649,558	1.4%
Total	606,557,905	2,290,390,112	2,364,894,348	17,356,678	-	-	532,053,669

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Quoin Pharmaceuticals Ltd. ADR	32,579	8,571	-	2	-	(37,386)	3,764
Stran & Co., Inc.	-	9,297	-	-	-	(6,408)	-
Total	32,579	17,868	-	2	-	(43,794)	3,764

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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